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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-07988

                         LORD ABBETT INVESTMENT TRUST
                         ----------------------------
               (Exact name of Registrant as specified in charter)

                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)

           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------

Date of fiscal year end: 11/30

Date of reporting period: 5/31/05
                          -------

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ITEM 1:     REPORT TO SHAREHOLDERS.
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[LORD ABBETT LOGO]

2005
 SEMIANNUAL
    REPORT

LORD ABBETT
  BALANCED FUND
  CONVERTIBLE FUND
  HIGH YIELD FUND
  LIMITED DURATION U.S. GOVERNMENT &
    GOVERNMENT SPONSORED
    ENTERPRISES FUND
  U.S. GOVERNMENT &
    GOVERNMENT SPONSORED
    ENTERPRISES FUND

  FOR THE SIX-MONTH PERIOD ENDED MAY 31, 2005

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LORD ABBETT INVESTMENT TRUST
SEMIANNUAL REPORT
FOR THE SIX-MONTH PERIOD ENDED MAY 31, 2005

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Funds' strategies and performance for the six-month period ended May 31, 2005. On this and the following pages, we discuss the major factors that influenced performance.

     Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN

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Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: For most of the six-month period ended May 31, 2005, the U.S. economy showed signs of healthy growth. Although investor optimism waned in April as energy prices soared and the stock market relinquished some of its previous gains, economic trends again turned more positive in May as both the stock market and consumer confidence increased.

     Of greatest note, the Federal Reserve Board (the Fed) continued its measured pace of interest rate hikes, raising the fed funds rate in 0.25 percent increments in December, February, March, and May, bringing the rate to 3.00 percent at the end of the six-month period. The May 3, 2005 interest rate hike marked the eighth quarter-point increase since June 2004. (The fed funds rate is the interest rate charged by banks with excess reserves at a Federal Reserve Board district bank to other banks needing overnight loans to meet reserve requirements.)

     Longer-term rates, however, were less obliging, actually falling over the period, albeit with considerable volatility along the way. As yields on short-term maturities declined, the bellwether 10-year Treasury note began the period at 4.35 percent, dropped below 4.00 percent briefly in early February, then rose to 4.65 percent in mid-March, before dipping again below 4.00 percent near period-end. As the difference between short-term rates and long-term rates diminished, the yield curve flattened. (The yield curve is a graphic picture of short-term interest rates versus long-term rates.)

     Meanwhile, broad stock indices finished calendar 2004 strong, but stumbled out of the gate in early 2005. The S&P 500(R) Index(1) gained 3.4 percent in December 2004, finishing calendar 2004 with a 10.9 percent gain. By the end of first quarter calendar 2005, however, the Index had declined 2.2 percent, largely reflecting investors' concerns that rising oil and gas prices would hurt economic

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growth by cutting into corporate profits and dampening consumer spending. Even with an agreement among members of the Organization of Petroleum Exporting Countries (OPEC) to increase oil production, crude oil prices climbed to over $57 per barrel.

     Nonetheless, the U.S. economy continued to grow at a healthy pace during first quarter calendar 2005, and, despite rising interest rates, corporate fundamentals remained positive. Improved profitability continued to generate excess cash, strengthening corporate balance sheets, and business spending picked up.

     Elsewhere, U.S. housing starts reached their highest reported level in 21 years, and the unemployment rate remained essentially unchanged at 5.1 percent, except for a small uptick to 5.4 percent in February of 2005.

     By April, investors had more to fret about than the price of oil when a warning on profits from General Motors (GM) triggered a flight out of equity and the Consumer Price Index (CPI) showed a slight upward bias. (The CPI is a commonly used measure of inflation, that reflects changes in the prices paid by urban consumers for a representative basket of goods and services.) Also in April, for the third consecutive month, the Consumer Confidence Index (CCI) declined. (Based on a representative sample of 5,000 households, the CCI measures consumer confidence about current business, employment, and economic conditions, as well as their expectations for the same six months hence.) However, as the end of the six month period ended May 31, 2005 approached, the S&P 500(R) Index gained 3 percent, ending a two-month period of declines, and the CCI rebounded, virtually regaining all that was lost in April and ending the six-month period on a positive note.

LORD ABBETT BALANCED FUND

Q: HOW DID THE BALANCED FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED MAY 31,
2005?

A: Lord Abbett Balanced Fund uses a "fund of funds" approach, which currently divides assets among Lord Abbett Affiliated Fund, Lord Abbett Bond-Debenture Fund, Lord Abbett Total Return Fund, and Lord Abbett Large-Cap Core Fund (i.e., the underlying funds). As a result, the Fund's performance is directly related to the performance of its underlying funds. Effective July 1, 2005 Balanced Fund changed its name to Lord Abbett Balanced Strategy Fund.

     For the six-month period ended May 31, 2005, the Fund returned 0.4 percent, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmarks, the Russell 3000(R) Index(2) and a composite made up of the Russell 3000(R) Index (60%) and the Lehman Brothers U.S. Aggregate Bond

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Index(3) (40%), which returned 2.8 percent and 2.9 percent, respectively, over the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 5.75 PERCENT SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS AS OF MAY 31, 2005, ARE: 1 YEAR: 1.34 PERCENT, 5 YEARS: 3.61 PERCENT, AND 10 YEARS: 7.32 PERCENT. Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1 percent if the shares are redeemed within 12 months of the purchase.

     Portfolio Managers of the Balanced Fund may change their allocation to the underlying funds to a minimal degree, but will not time the markets.

PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

LORD ABBETT AFFILIATED FUND COMPONENT
(APPROXIMATELY 49.0 PERCENT OF BALANCED FUND'S LONG-TERM PORTFOLIO)

Q: HOW DID AFFILIATED FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED MAY 31, 2005?

A: For the six-month period ended May 31, 2005, the Fund returned 0.3 percent, reflecting performance at the net asset value (NAV) of Class Y shares, with all distributions reinvested, compared to its benchmark, the Russell 1000(R) Value Index,(4) which returned 4.0 percent over the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE OF CLASS Y SHARE INVESTMENTS INCLUDING THE REINVESTMENT OF ALL DISTRIBUTIONS, AS OF MAY 31, 2005, ARE: 1
YEAR: 8.55 PERCENT, 5 YEARS: 4.25 PERCENT, AND SINCE INCEPTION (MARCH 27, 1998):
6.01 PERCENT.

PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

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Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The greatest detractor to Fund performance relative to the benchmark for the six-month period ended May 31, 2005 was stock selection within the producer durables sector. Producer durables include industrials and capital goods used in the production of other goods, such as industrial buildings, machinery, and equipment. A specialty machinery manufacturer underperformed as a result of higher energy costs and a slowdown in orders. A semiconductor testing equipment company and a technology and business services company were hurt by lower-than-expected corporate spending on technology-related capital goods throughout first quarter calendar 2005. In addition, a machinery manufacturer underperformed as a result of expectations of a moderation in final demand in 2005 and higher material costs. An overweight position and stock selection within the materials and processing sector also hurt Fund performance. A producer of paper, packaging, and forest products and an aluminum products producer performed poorly because of slowing demand and higher costs in first quarter 2005 as energy prices rose. A gold company disappointed as a result of an overall decline in gold prices between December 2004 and February 2005. Performance of holdings in these sectors tends to be closely tied to the current health of the general U.S. economy.

     The largest positive contributor to Fund performance relative to the benchmark for the six months ended May 31, 2005 was an overweight position within the strong-performing healthcare sector. Three drug industry holdings performed well as demand for drugs remained steady and a slowing economy shifted investor focus to less economically sensitive stocks. A large healthcare company that provides medical devices, pharmaceuticals, and biotechnology to aid in the treatment of complex diseases, such as hemophilia, cancer, immune disorders, and kidney disease, also was a strong performing holding because of its competitive product portfolio in its market segment. In addition, a company that designs and develops cardiovascular medical products reported solid returns. Stock selection within the auto and transportation sector also aided performance. Three railroads outperformed, as volume and pricing in the railroad industry remained strong.

THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT BOND-DEBENTURE FUND COMPONENT
(APPROXIMATELY 27.5 PERCENT OF BALANCED FUND'S LONG-TERM PORTFOLIO)

Q: HOW DID THE BOND-DEBENTURE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED MAY 31, 2005?

A: For the six-month period ended May 31, 2005, the Fund returned -0.1 percent, reflecting performance at the net asset value (NAV) of Class Y shares, with all distributions reinvested, compared to its

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benchmark, the Lehman Brothers U.S. Aggregate Bond Index,(3) which returned 2.9 percent for the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE OF CLASS Y SHARE INVESTMENTS INCLUDING THE REINVESTMENT OF ALL DISTRIBUTIONS AS OF MAY 31, 2005, ARE: 1 YEAR: 7.25 PERCENT, 5 YEARS: 6.59 PERCENT, AND SINCE INCEPTION (MARCH 27, 1998): 4.93 PERCENT.

PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The Fund's performance rested on neither a particular market sector nor a particular industry, which is a reflection of its broad diversification and flexible investment strategy. Careful credit analysis also was applied in the identification of individual issues that offered the potential for positive total returns and that were available at good relative valuations.

     Detracting from performance relative to the benchmark in the high-yield sector were holdings in industrial and auto parts companies. Contributing to performance within the high-yield sector were the credits of wireless telephone, healthcare, cable, restaurants, energy, and consumer products companies.

     Detracting from performance relative to the benchmark in the convertible and equity sectors in the period were those of paper, media, and technology companies. The portfolio was underweight relative to the benchmark within the technology sector. Contributing to performance in the sector were holdings in healthcare, energy, pharmaceutical, insurance hotels, food companies, and media.

     Also adding to performance in the six-month period ended May 31, 2005 were positions in high-grade investment bonds, such as mortgage-backed securities and the credits of utilities, financial services, and telecommunications equipment companies.

THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT TOTAL RETURN FUND COMPONENT
(APPROXIMATELY 13.3 PERCENT OF THE BALANCED FUND'S LONG-TERM PORTFOLIO)

Q: HOW DID THE TOTAL RETURN FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED MAY 31, 2005?

A: For the six-month period ended May 31, 2005, the Fund returned 3.1 percent, reflecting performance at the net asset value (NAV) of Class Y shares, with all distributions

                                                                               5
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reinvested, compared to its benchmark, the Lehman Brothers U.S. Universal
Index,(5) which returned 2.9 percent for the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE OF CLASS Y SHARE INVESTMENTS INCLUDING THE REINVESTMENT OF ALL DISTRIBUTIONS, AS OF MAY 31, 2005, ARE: 1
YEAR: 7.40 PERCENT, 5 YEARS: 8.33 PERCENT, AND SINCE INCEPTION (DECEMBER 14,
1998): 6.90 PERCENT.

PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The primary contributor to performance relative to the Lehman Brothers U.S. Universal Index(5) was the strategic positioning of the portfolio's holdings along the yield curve, i.e., the term structure. As short-term rates rose and longer-term rates fell, the portfolio was underweight its benchmark in short and intermediate maturity securities and overweight longer maturity bonds, which added to performance. Underweights in investment-grade corporate bonds also helped, as this sector lagged. Higher than market weight holdings of asset-backed securities, especially commercial mortgage-backed securities, also aided performance.

     Detracting from performance relative to the benchmark was the portfolio's continued underweight in the bonds of government agencies. Although we remain concerned about the impact of possible increased regulation of the housing agencies, and the erosion of their implied government guarantee, the importance of their mortgage securitization programs was acknowledged by the administration and the Fed, thereby stabilizing valuations.

     Within the nontraditional sectors, the portfolio's underweight in high-yield bonds aided performance. The portfolio entered the six-month period ended May 31, 2005 neutrally weighted within the sector, but positions were lightened later after high-yield spreads reached the lows of Treasuries plus 2.9 percent. As the six-month period progressed, the high-yield market experienced considerable spread expansion and was otherwise pressured by the increased perception of risk surrounding the downgrades of Ford and GM's debt. The portfolio continues to assume a more defensive position in the high-yield sector. Holdings now reflect a bias toward quality - that is, overweight BB credits

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and underweight B and below. The portfolio also remains cautious on autos, retail, and other early cyclical issues (i.e., bonds that are sensitive to the early stages of an economic recovery), and is underweight certain mid-cyclical industries, including capital goods, chemicals, and packaging. However, the portfolio maintains large weightings in energy and gaming companies, which offer attractive cash flow and good earnings visibility.

     The Fund's approach to the emerging market component of the portfolio was responsive to changes in conditions during the six-month period ended May 31, 2005. In the first three months, the portfolio was overexposed, as fundamentals were strong and investor demand remained strong. Later in the six-month period ended May 31, 2005, as uncertainty arose owing to indications of inflation in concert with slower global growth, portfolio positions in the sector were diminished. As yields in excess of Treasuries were low by historical measures, we maintained an underweight in the sector.

THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT LARGE-CAP CORE FUND COMPONENT
(APPROXIMATELY 6.5 PERCENT OF BALANCED FUND'S LONG-TERM PORTFOLIO)

Q: HOW DID THE LARGE-CAP CORE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED MAY 31, 2005?

A: For the six-month period ended May 31, 2005, Lord Abbett Large-Cap Core Fund returned 0.1 percent, reflecting the performance at the net asset value (NAV) of Class Y shares with all distributions reinvested for the period ended May 31, 2005, compared to the Russell 1000(R) Index,(6) which returned 3.3 percent and the S&P 500(R) Index,(1) which returned 2.4 percent for the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE OF CLASS Y SHARES AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS AS OF MAY 31, 2005,
ARE: 1 YEAR: 7.76 PERCENT, 5 YEARS: 3.99 PERCENT, AND SINCE INCEPTION (MAY 3,
1999): 3.76 PERCENT.

PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

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Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The greatest detractor to Fund performance relative to the benchmark for the six-month period ended May 31, 2005 was stock selection within the producer durables sector. Producer durables include industrials and capital goods used in the production of other goods, such as industrial buildings, machinery, and equipment. A specialty machinery manufacturer underperformed as a result of higher energy costs and a slowdown in orders. A machinery manufacturer underperformed owing to expectations of a moderation in final demand in 2005 and higher material costs. A semiconductor testing equipment company and a technology and business services company were hurt by lower-than-expected corporate spending on technology-related capital goods throughout first quarter calendar 2005. An overweight position and stock selection within the materials and processing sector also hurt Fund performance. A producer of paper, packaging, and forest products and an aluminum products producer performed poorly because of slowing demand and higher costs in first quarter calendar 2005 as energy prices rose. A steel manufacturer disappointed because of slowing demand and higher raw material costs. A gold company disappointed as a result of an overall decline in gold prices between December 2004 and February 2005. Performance of holdings within these sectors tends to be closely tied to the current health of the general U.S. economy.

     Stock selection within the auto and transportation sector was the largest positive contributor to performance relative to the benchmark. Three railroads outperformed, as volume and pricing in the railroad industry remained strong. An overweight position and stock selection within the strong-performing healthcare sector also aided performance. A biotechnology company developing a cancer drug outperformed after releasing better-than-expected results in phase three drug-testing trials. Three drug industry holdings performed well, as demand for drugs remained steady and a slowing economy shifted investor focus to less economically sensitive stocks. A large healthcare company that provides medical devices, pharmaceuticals, and biotechnology to aid in the treatment of complex diseases, such as hemophilia, cancer, immune disorders, and kidney disease, also was a strong performing holding because of its competitive product portfolio in its market segment. In addition, a company that designs and develops cardiovascular medical products reported solid returns.

THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF

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PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT CONVERTIBLE FUND

Q: HOW DID THE CONVERTIBLE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED MAY 31, 2005?

A: Lord Abbett Convertible Fund returned -0.3 percent, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, for the six-month period ended May 31, 2005. The Fund's benchmark, the Merrill Lynch All Convertibles Bonds Index,(7) returned -3.1 percent in the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURN, WHICH REFLECTS PERFORMANCE AT THE MAXIMUM 4.75 PERCENT SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDES THE REINVESTMENT OF ALL DISTRIBUTIONS, AS OF MAY 31, 2005, ARE: 1 YEAR:
-0.85 PERCENT AND SINCE INCEPTION (JUNE 30, 2003): 4.89 PERCENT. Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1 percent if the shares are redeemed within 12 months of the purchase.

PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: Although the U.S. convertible market finished the six-month period ended May 31, 2005, on the positive side, the market experienced some volatility in March 2005 on news that the two largest issuers of U.S. corporate debt, GM and Ford, were downgraded. Furthermore, redemptions in the hedge fund world triggered some forced selling and weighed on the sector in April. However, the market regained its footing in May to finish the six-month period in the black.

     Several aspects of portfolio positioning allowed the Lord Abbett Convertible Fund to outperform its benchmark in the six-month period ended May 31, 2005. The most significant contributor to performance was the portfolio's bias toward higher-quality, more liquid securities. The most speculative areas of the convertible market came under pressure during the first four months of the year as the GM downgrade increased risk premiums in the equity and fixed-income markets. This was further exacerbated by redemptions in several hedge funds employing multi-asset and convertible arbitrage strategies.

     Another area that added to performance was the portfolio's exposure

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to equity-sensitive holdings, such as convertible preferreds. These securities fared better than those that typically are more sensitive to changes in interest rates. From a sector perspective, the portfolio's overweight within the energy sector benefited relative performance. Security selection within the consumer discretionary, transportation, and financial sectors also contributed to performance relative to the benchmark.

     Detracting from performance in the first half of the fiscal year were some technology holdings that were highly sensitive to the underlying common stock and reacted negatively when the sector sold off earlier in the year. Elsewhere, security selection within the industrial sector hurt relative performance when a company lowered earnings estimates for the year.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT HIGH YIELD FUND

Q: HOW DID THE HIGH YIELD FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED MAY 31, 2005?

A: Lord Abbett High Yield Fund returned -0.3 percent, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, for the six-month period ended May 31, 2005. The Fund's peer group, the Lipper High Current Yield Funds Average,(8) returned 0.03 percent for the same period, and its benchmark, Merrill Lynch High Yield Master II Index,(9) returned 0.7 percent for the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 4.75 PERCENT SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS AS OF MAY 31, 2005, ARE: 1 YEAR: 3.82 PERCENT, 5 YEARS: 5.70 PERCENT, AND SINCE INCEPTION (DECEMBER 31, 1998): 4.97 PERCENT. Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1 percent if the shares are redeemed within 12 months of the purchase.

PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: In the first month (December 2004) of the six-month period ended May 31, 2005,

--------------------------------------------------------------------------------

the high yield market overall posted a strong record, continuing its generally robust performance from 2003 and 2004. However, moving into January 2005, mounting concerns about continuing Fed tightening, along with a smaller incremental yield from owning lesser-grade bonds, resulted in a softening of the high-yield market.

     One of the defining events of the six-month period ended May 31, 2005 was the major volatility created by the expected downgrade of bonds issued by GM and Ford. Together the companies account for more than 10 percent of the entire high-yield market, and because investors were anticipating a highly negative reaction to the formal announcement of the downgrade, high-yield bonds moved lower from mid-March to early May 2005.

     In May, GM was downgraded below investment grade and migrated in an orderly transition to high yield. The high-yield market, having already experienced considerable spread expansion and otherwise pressured by the imminent event, rallied in the last two weeks of May. The market's ability to absorb the unprecedented supply of paper bolstered investors' optimism. In fact, the gains in the high-yield market in the last two weeks of May offset losses incurred during the previous five and a half months of the semiannual period.

     Despite the high level of volatility in the six-month period ended May 31, 2005, Fund performance, relative to its benchmark, benefited from bond selection within the healthcare, energy, and wireless sectors. In the healthcare sector, one of the portfolio's largest holdings was acquired in an announced merger, leading to a significant price gain on the company's debt securities held in the portfolio.

     Detracting from the Fund's relative performance were its positions within sectors directly affected by the downgrade of bonds issued by GM and Ford. Credit agencies cited increasing concerns about both companies' loss of market share, high cost structures, and reliance upon sport utility vehicles. As a result, the debt of related companies, such as auto parts suppliers, also declined in value during the six-month period ended May 31, 2005. Two of the portfolio's worst performers during the period were auto-related companies.

     In addition, performance was negatively affected by an overweight position in B rated bonds and an underweight in BB rated bonds relative to the Fund's benchmark. B rated bonds historically have been more sensitive to credit factors, while BB rated bonds tend to be more sensitive to changes in interest rates. Since interest rates, particularly at the long end, moved lower during the six-month period ended May 31, 2005, the Fund's underweight position in interest rate-sensitive BB rated bonds placed the

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Fund at a disadvantage relative to the benchmark.

THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT LIMITED DURATION U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND AND LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

Q: HOW DID THE FUNDS PERFORM OVER THE SIX-MONTH PERIOD ENDED MAY 31, 2005?

A: Lord Abbett Limited Duration U.S. Government & Government Sponsored Enterprises Fund returned 0.9 percent, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, for the six-month period ended May 31, 2005. The Fund's peer group, the Lipper Short-Intermediate U.S. Government Funds Average,(10) returned 1.3 percent for the period, and its benchmark, the Lehman Brothers Intermediate U.S. Government Bond Index,(11) returned 1.8 percent for the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 3.25 PERCENT SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS AS OF MAY 31, 2005, ARE: 1 YEAR: -0.75 PERCENT, 5 YEARS: 4.13 PERCENT, AND 10 YEARS: 4.49 PERCENT. Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1 percent if the shares are redeemed within 12 months of the purchase.

PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

     Lord Abbett U.S. Government & Government Sponsored Enterprises Fund returned 3.4 percent, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, for the six-month period ended May 31, 2005. The Fund's peer group, the Lipper General U.S. Government Funds Average,(12) returned 3.1 percent in the same period, and its benchmark, the Lehman Brothers U.S.

--------------------------------------------------------------------------------

Government Bond Index,(13) returned 3.3 percent. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 4.75 PERCENT SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS AS OF MAY 31, 2005, ARE: 1 YEAR: 1.87 PERCENT, 5 YEARS: 5.78 PERCENT, AND 10 YEARS: 5.36 PERCENT. Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1 percent if the shares are redeemed within 12 months of the purchase.

PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: Bond markets were volatile in the six-month period ended May 31, 2005, particularly at the long end. As yields on short-term maturities declined, the bellwether 10-year Treasury note began the period at 4.35 percent, dropped below
4.00 percent briefly in early February, then rose to 4.65 percent in mid-March, before dipping again below 4.00 percent near period-end. As the difference between short-term rates and long-term rates diminished, the yield curve flattened. (The yield curve is a graphic picture of short-term interest rates versus long-term rates.)

     The primary contributor to performance relative to the benchmark for the Lord Abbett U.S. Government & Government Sponsored Enterprises Fund was the strategic positioning of the portfolio's holdings along the yield curve, i.e., its term structure. As short-term rates rose and longer rates fell, the portfolio was underweight the benchmark in short and intermediate maturity securities and overweight longer maturity bonds, which added to performance.

     Also aiding performance was the portfolio's large holdings of mortgage-backed securities (MBS), which comprised more than half of the portfolio as of May 31, 2005. Valuations in this sector improved during the second quarter. Within the sector, we continue to favor higher-coupon 30-year securities owing to their attractive valuation, as well as lower coupon 15-year maturity issues. The latter offer some relative protection should the current low interest-rate environment trigger another wave of increased prepayment activity. The

--------------------------------------------------------------------------------

portfolio also continued to hold hybrid adjustable rate mortgages. These securities have thus far offered more yield than other forms of MBS, with less price susceptibility in the event that rates rise.

     The Lord Abbett Limited Duration U.S. Government & Government Sponsored Enterprises Fund underperformed its benchmark as a result of the portfolio's lower interest-rate sensitivity (lower duration). At just over 3.3 years of duration versus the portfolio's 2.3 years, the benchmark responded more positively to the flattening of the yield curve. As in the Lord Abbett U.S. Government & Government Sponsored Enterprises Fund, the biggest detractor from performance was the portfolio's underweight in government agency bonds. In addition, corporate bonds with lesser credit ratings detracted as their yields relative to Treasuries declined.

    As in the Lord Abbett U.S. Government & Government Sponsored Enterprises Fund, the portfolio benefited from holdings of hybrid adjustable rate mortgages. The portfolio's allocation to asset-backed, commercial mortgage-backed, and short maturity corporate securities also contributed to the performance.

THE FUNDS' PORTFOLIOS ARE ACTIVELY MANAGED AND, THEREFORE, THEIR HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

A PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT A FUND, INCLUDING ITS INVESTMENT OBJECTIVES, RISKS, CHARGES, AND ONGOING EXPENSES, THAT AN INVESTOR SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT OUR WEBSITE AT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The S&P 500(R) Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.
(2) The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98 percent of the investable U.S. equity market.
(3) The Lehman Brothers U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, nonconvertible, and dollar denominated. The index covers the investment-grade, fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
(4) The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
(5) The Lehman Brothers U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High-Yield Index. Municipal debt, private placements, and non-dollar-denominated issues are excluded from the Universal Index. The only constituent of the index that includes floating-rate debt is the Emerging Markets Index.
(6) The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92 percent of

--------------------------------------------------------------------------------

the total market capitalization of the Russell 3000 Index.
(7) The Merrill Lynch All Convertibles Bonds Index consists of publicly traded U.S. issues convertible into shares, including traditional and mandatory convertibles.
(8) Lipper High Current Yield Funds Average aims at high (relative) current yield from fixed-income securities, has not quality or maturity restrictions, and tends to invest in lower-grade debt issues. An investor cannot invest directly in an average of index. COPYRIGHT (C) 2005 BY REUTERS. All rights reserved. Any copying, republication, or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper.
(9) The Merrill Lynch High Yield Master II Index tracks the performance of below-investment-grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market (includes Yankee bonds).
(10) Lipper Short-Intermediate U.S. Government Funds Average: This average is based on the performance of a universe of funds that invest at least 65 percent of their assets in short-intermediate U.S. government and agency issues. An investor cannot invest directly in an average of index. COPYRIGHT (C) 2005 BY REUTERS. All rights reserved. Any copying, republication, or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper.
(11) The Lehman Brothers Intermediate U.S. Government Bond Index is an unmanaged index comprised of all the bonds issued by Lehman Brothers U.S. Government Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.
(12) Lipper General U.S. Government Funds Average is based on the performance of a universe of funds that invest at least 65 percent of their assets in U.S. government and agency issues. An investor cannot invest directly in an average or index. Lipper Inc. is a nationally recognized organization that reports on mutual fund total return performance and calculates fund rankings. Peer averages are based on universes of funds with similar investment objectives. Peer group averages include reinvested dividends and capital gains, if any, and exclude sales charges. COPYRIGHT (C) 2005 BY REUTERS. All rights reserved. Any copying, republication, or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper.
(13) The Lehman Brothers U.S. Government Bond Index is a market value-weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more.

Indices are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of each Fund's management and the portfolio holdings described in this report are as of May 31, 2005; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Funds. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Funds, please see each Fund's Prospectus.

PERFORMANCE: BECAUSE OF ONGOING MARKET VOLATILITY, EACH FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund's Prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

--------------------------------------------------------------------------------

EXPENSE EXAMPLE

    As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 through May 31, 2005).

ACTUAL EXPENSES

     For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 12/1/04 - 5/31/05" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

BALANCED FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            BEGINNING       ENDING       EXPENSES
                                             ACCOUNT       ACCOUNT     PAID DURING
                                              VALUE         VALUE        PERIOD+*
                                           -----------   -----------   -----------
                                                                        12/1/04 -
                                             12/1/04       5/31/05       5/31/05
                                           -----------   -----------   -----------
CLASS A
Actual                                     $  1,000.00   $  1,004.00   $      1.75
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,023.19   $      1.77
CLASS B
Actual                                     $  1,000.00   $  1,001.00   $      4.99
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,019.95   $      5.04
CLASS C
Actual                                     $  1,000.00   $  1,000.10   $      4.99
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,019.95   $      5.04
CLASS P
Actual                                     $  1,000.00   $  1,002.90   $      2.25
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,022.69   $      2.27
CLASS Y
Actual                                     $  1,000.00   $  1,005.70   $        --
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,024.93   $        --

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.00% for Classes B and C, 0.45% for Class P and 0.00% for Class Y) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
* Does not include the expenses of Underlying Funds in which Balanced Fund invests.

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY PORTFOLIO ALLOCATION
MAY 31, 2005

PORTFOLIO ALLOCATION             %**
Equity                          55.49%
Fixed Income                    40.75%
Short-Term Investments           3.76%
Total                          100.00%

** Represents percent of total investments.

CONVERTIBLE FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            BEGINNING       ENDING       EXPENSES
                                             ACCOUNT       ACCOUNT     PAID DURING
                                              VALUE         VALUE        PERIOD+
                                           -----------   -----------   -----------
                                                                        12/1/04 -
                                             12/1/04       5/31/05       5/31/05
                                           -----------   -----------   -----------
CLASS A
Actual                                     $  1,000.00   $    996.60   $      6.37
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,018.55   $      6.44
CLASS B
Actual                                     $  1,000.00   $    993.50   $      9.59
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,015.31   $      9.70
CLASS C
Actual                                     $  1,000.00   $    992.60   $      9.59
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,015.31   $      9.70
CLASS P
Actual                                     $  1,000.00   $    995.60   $      6.87
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,018.05   $      6.94
CLASS Y
Actual                                     $  1,000.00   $    997.60   $      4.63
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,020.29   $      4.68

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.28% for Class A, 1.93% for Classes B and C, 1.38% for Class P and 0.93% for Class Y) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
MAY 31, 2005

SECTOR                            %*
Consumer Discretionary          11.57%
Consumer Staples                 7.91%
Energy                          10.99%
Financials                       6.20%
Healthcare                      14.05%
Industrials                     12.90%
Materials                        4.14%
Media                            7.15%
Miscellaneous                    1.47%
Technology                      13.17%
Telecommunications               1.23%
Transportation                   2.59%
Utilities                        5.44%
Short-Term Investments           1.19%
Total                          100.00%

* Represents percent of total investments.

HIGH YIELD FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            BEGINNING       ENDING       EXPENSES
                                             ACCOUNT       ACCOUNT     PAID DURING
                                              VALUE         VALUE        PERIOD+
                                           -----------   -----------   -----------
                                                                        12/1/04 -
                                             12/1/04       5/31/05       5/31/05
                                           -----------   -----------   -----------
CLASS A
Actual                                     $  1,000.00   $    996.80   $      5.82
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,019.10   $      5.89
CLASS B
Actual                                     $  1,000.00   $    993.70   $      9.05
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,015.86   $      9.14
CLASS C
Actual                                     $  1,000.00   $    993.70   $      9.05
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,015.86   $      9.14
CLASS P
Actual                                     $  1,000.00   $    995.60   $      6.32
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,018.60   $      6.39
CLASS Y
Actual                                     $  1,000.00   $    997.90   $      4.08
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,020.84   $      4.13

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.17% for Class A, 1.82% for Classes B and C, 1.27% for Class P and 0.82% for Class Y) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
MAY 31, 2005

SECTOR                           %*
Basic Industry                  10.59%
Brokerage                        1.07%
Capital Goods                    7.52%
Consumer Cyclical                5.19%
Consumer Non-Cyclical            8.18%
Energy                          10.95%
Media                            5.87%
Services Cyclical               16.70%
Services Non-Cyclical            8.92%
Technology & Electronics         2.37%
Telecommunications              11.27%
Utilities                        6.97%
Short-Term Investments           4.40%
Total                          100.00%

* Represents percent of total investments.

LIMITED DURATION U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            BEGINNING       ENDING       EXPENSES
                                             ACCOUNT       ACCOUNT     PAID DURING
                                              VALUE         VALUE        PERIOD+
                                           -----------   -----------   -----------
                                                                        12/1/04 -
                                             12/1/04       5/31/05       5/31/05
                                           -----------   -----------   -----------
CLASS A
Actual                                     $  1,000.00   $  1,009.00   $      4.51
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,020.44   $      4.53
CLASS B
Actual                                     $  1,000.00   $  1,008.10   $      7.76
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,017.20   $      7.79
CLASS C
Actual                                     $  1,000.00   $  1,005.80   $      7.75
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,017.20   $      7.79
CLASS Y
Actual                                     $  1,000.00   $  1,010.80   $      2.76
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,022.19   $      2.77

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.90% for Class A, 1.55% for Classes B and C, and 0.55% for Class Y) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
MAY 31, 2005

CREDIT RATING                     %*
AAA                             50.71%
A+                               0.46%
A                                1.25%
A-                               0.31%
BBB+                             1.65%
BBB                              1.13%
BB+                              1.77%
BB                               0.43%
U. S. Treasury                  41.06%
Short-Term Investments           1.23%
Total                          100.00%

* Represents percent of total investments.

U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            BEGINNING       ENDING       EXPENSES
                                             ACCOUNT       ACCOUNT     PAID DURING
                                              VALUE         VALUE        PERIOD+
                                           -----------   -----------   -----------
                                                                        12/1/04 -
                                             12/1/04       5/31/05       5/31/05
                                           -----------   -----------   -----------
CLASS A
Actual                                     $  1,000.00   $  1,034.40   $      5.07
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,019.95   $      5.04
CLASS B
Actual                                     $  1,000.00   $  1,031.00   $      8.36
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,016.70   $      8.30
CLASS C
Actual                                     $  1,000.00   $  1,030.90   $      8.35
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,016.70   $      8.30
CLASS Y
Actual                                     $  1,000.00   $  1,036.40   $      3.30
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,021.69   $      3.28

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.00% for Class A, 1.65% for Classes B and C, and 0.65% for Class Y) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
MAY 31, 2005

CREDIT RATING                    %*
AAA                             60.57%
U. S. Treasury                  21.88%
Short-Term Investments          17.55%
Total                          100.00%

* Represents percent of total investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
BALANCED FUND MAY 31, 2005

                                                                           VALUE
INVESTMENTS                                               SHARES           (000)
--------------------------------------------------------------------------------
INVESTMENTS IN UNDERLYING FUNDS 95.92%

Lord Abbett Affiliated
Fund, Inc. - Class Y(a)                               33,902,354   $     483,108

Lord Abbett
Bond-Debenture
Fund, Inc. - Class Y(b)                               34,593,818         270,870

Lord Abbett
Large-Cap Core
Fund - Class Y(c)                                      2,318,250          63,636

Lord Abbett Total
Return Fund - Class Y(d)                              12,313,734         130,649
                                                                   -------------

TOTAL INVESTMENTS IN UNDERLYING FUNDS
(Cost $904,212,828)                                                $     948,263
                                                                   =============

                                                       PRINCIPAL
                                                          AMOUNT           VALUE
INVESTMENTS                                                (000)           (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 3.75%

REPURCHASE AGREEMENT 3.75%

Repurchase Agreement dated 5/31/2005, 2.46%
due 6/1/2005 with State Street Bank & Trust Co.
collateralized by $32,660,000 of Federal
National Mortgage Assoc. at 7.25% due 1/15/2010;
value: $37,837,263; proceeds: $37,092,976
(Cost $37,090,441)                                 $      37,090   $      37,090
                                                                   =============

TOTAL INVESTMENTS IN SECURITIES 99.67%
(Cost $941,303,269)                                                      985,353
                                                                   =============

OTHER ASSETS IN EXCESS OF LIABILITIES 0.33%                                3,269
                                                                   -------------

NET ASSETS 100.00%                                                 $     988,622
                                                                   =============

(a) Fund investment objective is to seek long-term growth of capital and income without excess fluctuations in market value.
(b) Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(c) Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(d) Fund investment objective is to seek income and capital appreciation to produce a high total return.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
CONVERTIBLE FUND MAY 31, 2005

                                                                                                           SHARES
INVESTMENTS                                                                                                 (000)         VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 98.81%

COMMON STOCKS 1.28%

AIRLINES 0.22%
Pinnacle Airlines Corp.*                                                                                       45   $   441,000
                                                                                                                    -----------

CONSUMER SERVICES 1.06%
Cendant Corp.                                                                                                 100     2,121,000
                                                                                                                    -----------
TOTAL COMMON STOCKS (Cost $2,591,286)                                                                                 2,562,000
                                                                                                                    ===========

                                                                                                        PRINCIPAL
                                                                            INTEREST       MATURITY        AMOUNT
                                                                                RATE           DATE         (000)
                                                                         ----------------------------------------
CONVERTIBLE BONDS 76.73%

ADVERTISING 3.47%
Getty Images, Inc.                                                              0.50%      6/9/2023   $     1,925     3,101,656
Lehman Brothers Holdings, Inc. Services WPP                                     0.25%      2/4/2012         3,900     3,812,250
                                                                                                                    -----------
TOTAL                                                                                                                 6,913,906
                                                                                                                    -----------

AEROSPACE & DEFENSE 2.21%
Lockheed Martin Corp.                                                          3.018%#    8/15/2033         4,100     4,401,637
                                                                                                                    -----------

AIRLINES 1.19%
Continental Airlines, Inc.                                                      4.50%      2/1/2007         1,405     1,148,587
Northwest Airlines Corp.                                                       7.625%    11/15/2023         2,450     1,221,938
                                                                                                                    -----------
TOTAL                                                                                                                 2,370,525
                                                                                                                    -----------

BIOTECHNOLOGY 1.85%
Decode Genetics, Inc.                                                           3.50%     4/15/2011         2,125     1,753,125
Invitrogen Corp.                                                                2.00%      8/1/2023         1,525     1,923,025
                                                                                                                    -----------
TOTAL                                                                                                                 3,676,150
                                                                                                                    -----------

BROADCAST & CABLE 1.34%
EchoStar Communications Corp.                                                   5.75%     5/15/2008         2,701     2,663,861
                                                                                                                    -----------

COMMERCIAL SERVICES 5.56%
Charles River Associates, Inc.                                                 2.875%     6/15/2034         1,500     2,351,250
Fluor Corp.                                                                     1.50%     2/15/2024         3,100     3,599,875
Navigant International, Inc.                                                   4.875%     11/1/2023         1,875     1,912,500
Quanta Services, Inc.                                                           4.00%      7/1/2007         1,000       956,250

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONVERTIBLE FUND MAY 31, 2005

                                                                                                        PRINCIPAL
                                                                            INTEREST       MATURITY        AMOUNT
INVESTMENTS                                                                     RATE           DATE         (000)         VALUE
-------------------------------------------------------------------------------------------------------------------------------
Quanta Services, Inc.                                                           4.50%     10/1/2023   $     2,150   $ 2,252,125
                                                                                                                    -----------
TOTAL                                                                                                                11,072,000
                                                                                                                    -----------

COMMUNICATION EQUIPMENT 4.49%
Agere Systems, Inc.                                                             6.50%    12/15/2009         2,235     2,226,619
Comverse Technology, Inc.                                                Zero Coupon      5/15/2023         2,150     2,961,625
Juniper Networks, Inc.                                                   Zero Coupon      6/15/2008         1,450     1,945,900
Powerwave Technologies, Inc.                                                    1.25%     7/15/2008         1,775     1,808,281
                                                                                                                    -----------
TOTAL                                                                                                                 8,942,425
                                                                                                                    -----------

CONGLOMERATES 4.07%
3M Co.                                                                   Zero Coupon     11/21/2032         3,350     2,943,813
Roper Industries, Inc.                                                         1.481%     1/15/2034         5,500     2,756,875
Tyco Int'l. Group(a)                                                            2.75%     1/15/2018         1,875     2,414,062
                                                                                                                    -----------
TOTAL                                                                                                                 8,114,750
                                                                                                                    -----------

DIVERSIFIED METALS & MINING 2.48%
Anglo American plc(a)                                                          3.375%     4/17/2007         2,320     2,625,140
Massey Energy Co.                                                               4.75%     5/15/2023         1,050     2,319,188
                                                                                                                    -----------
TOTAL                                                                                                                 4,944,328
                                                                                                                    -----------

DIVERSIFIED FINANCIALS 3.84%
American Express Co.                                                            1.85%     12/1/2033         2,000     2,052,500
Euronet Worldwide, Inc.+                                                       1.625%    12/15/2024           950       978,500
Euronet Worldwide, Inc.                                                        1.625%    12/15/2024         1,600     1,648,000
GATX Financial Corp.                                                            7.50%      2/1/2007         2,575     2,970,906
                                                                                                                    -----------
TOTAL                                                                                                                 7,649,906
                                                                                                                    -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS 1.04%
Artesyn Technologies, Inc.                                                      5.50%     8/15/2010         1,725     2,078,625
                                                                                                                    -----------

ENTERTAINMENT 1.24%
Lions Gate Entertainment Corp.(a)                                              3.625%     3/15/2025         2,500     2,471,875
                                                                                                                    -----------

FOODS 1.77%
Morgan Stanley Series NESN+                                                     1.00%     3/30/2012         3,600     3,535,200
                                                                                                                    -----------

HEALTH EQUIPMENT & SUPPLY 4.91%
Advanced Medical Optics, Inc.                                                   2.50%     7/15/2024         1,925     1,925,000
Alza Corp.                                                               Zero Coupon      7/28/2020         2,750     2,547,188

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONVERTIBLE FUND MAY 31, 2005

                                                                                                        PRINCIPAL
                                                                            INTEREST       MATURITY        AMOUNT
INVESTMENTS                                                                     RATE           DATE         (000)         VALUE
-------------------------------------------------------------------------------------------------------------------------------
Apogent Technologies, Inc.                                                      1.76%#   12/15/2033   $     2,795   $ 3,366,270
Laboratory Corp. of America                                              Zero Coupon      9/11/2021         2,600     1,933,750
                                                                                                                    -----------
TOTAL                                                                                                                 9,772,208
                                                                                                                    -----------

HEALTH SERVICES 2.31%
LabOne, Inc.                                                                    3.50%     6/15/2034         2,000     2,355,000
LifePoint Hospitals, Inc.                                                       4.50%      6/1/2009         2,175     2,242,969
                                                                                                                    -----------
TOTAL                                                                                                                 4,597,969
                                                                                                                    -----------

HOUSEHOLD PRODUCTS 1.51%
Church & Dwight Co., Inc.                                                       5.25%     8/15/2033         2,275     3,011,531
                                                                                                                    -----------

INTERNET SOFTWARE & SERVICES 1.06%
Yahoo!, Inc.                                                             Zero Coupon       4/1/2008         1,150     2,120,313
                                                                                                                    -----------

IT SERVICES 2.87%
Amdocs Ltd.(a)                                                                  0.50%     3/15/2024         2,925     2,698,313
Per-Se Technologies, Inc.                                                       3.25%     6/30/2024         2,500     3,028,125
                                                                                                                    -----------
TOTAL                                                                                                                 5,726,438
                                                                                                                    -----------

LEISURE PRODUCTS 2.07%
Scientific Games Corp.+                                                         0.75%     12/1/2024         1,825     1,809,031
WMS Industries Inc.                                                             2.75%     7/15/2010         1,350     2,318,625
                                                                                                                    -----------
TOTAL                                                                                                                 4,127,656
                                                                                                                    -----------

LODGING 3.29%
Hilton Hotels Corp.                                                            3.375%     4/15/2023         2,250     2,730,938
Starwood Hotels & Resorts                                                       3.50%     5/16/2023         3,250     3,822,812
                                                                                                                    -----------
TOTAL                                                                                                                 6,553,750
                                                                                                                    -----------

MACHINERY 1.06%
Danaher Corp.                                                            Zero Coupon      1/22/2021         2,575     2,117,938
                                                                                                                    -----------

MISCELLANEOUS 1.47%
Lehman Brothers Holdings, Inc.                                                  0.25%      7/7/2011         2,825     2,926,135
                                                                                                                    -----------

NATURAL GAS DIVERSIFIED 1.80%
PG&E Corp.                                                                      9.50%     6/30/2010         1,275     3,590,719
                                                                                                                    -----------

OIL - INTEGRATED 2.32%
Quicksilver Resources, Inc.+                                                   1.875%     11/1/2024         1,825     2,345,125

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONVERTIBLE FUND MAY 31, 2005

                                                                                                        PRINCIPAL
                                                                            INTEREST       MATURITY        AMOUNT
INVESTMENTS                                                                     RATE           DATE         (000)         VALUE
-------------------------------------------------------------------------------------------------------------------------------
Repcon Luxembourg S.A.+(a)                                                      4.50%     1/26/2011   $     1,950   $ 2,267,836
                                                                                                                    -----------
TOTAL                                                                                                                 4,612,961
                                                                                                                    -----------

PHARMACEUTICALS 4.99%
Celgene Corp.                                                                   1.75%      6/1/2008         1,500     2,746,875
DOV Pharmaceutical, Inc.                                                        2.50%     1/15/2025         1,425     1,220,156
Teva Pharmaceutical Finance B.V.(a)                                            0.375%    11/15/2022         2,233     3,514,184
Wyeth                                                                           2.39%#    1/15/2024         2,400     2,460,408
                                                                                                                    -----------
TOTAL                                                                                                                 9,941,623
                                                                                                                    -----------

PUBLISHING & PRINT 1.10%
Valassis Communications, Inc.                                                  1.084%     5/22/2033         3,175     2,190,750
                                                                                                                    -----------

RAILROADS 1.18%
CSX Corp.                                                                Zero Coupon     10/30/2021         2,700     2,349,000
                                                                                                                    -----------

RETAIL - MULTILINE 1.00%
Saks, Inc.                                                                      2.00%     3/15/2024         1,950     1,986,562
                                                                                                                    -----------

RETAIL - SPECIALTY 1.33%
Costco Cos., Inc.                                                        Zero Coupon      8/19/2017         2,550     2,645,625
                                                                                                                    -----------

SEMICONDUCTORS 1.42%
Cypress Semiconductor Corp.                                                     1.25%     6/15/2008         2,650     2,838,812
                                                                                                                    -----------

SOFTWARE - APPLICATIONS & SYSTEMS 2.28%
Computer Associates Int'l., Inc.                                               1.625%    12/15/2009         1,863     2,647,789
Mentor Graphics Corp.                                                          6.875%     6/15/2007         1,925     1,886,500
                                                                                                                    -----------
TOTAL                                                                                                                 4,534,289
                                                                                                                    -----------

STEEL 0.43%
Ryerson Tull Inc.                                                               3.50%     11/1/2024           930       862,575
                                                                                                                    -----------

UTILITIES - ELECTRIC 2.55%
HSBC Bank U.S.A.                                                                4.27%     6/10/2006         2,498     2,772,780
PPL Energy Supply LLC                                                          2.625%     5/15/2023         1,980     2,299,275
                                                                                                                    -----------
TOTAL                                                                                                                 5,072,055
                                                                                                                    -----------

WIRELESS COMMUNICATIONS SERVICS 1.23%
American Tower Corp.                                                            3.00%     8/15/2012         2,275     2,454,156
                                                                                                                    -----------
TOTAL CONVERTIBLE BONDS (Cost $147,076,578)                                                                         152,868,253
                                                                                                                    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONVERTIBLE FUND MAY 31, 2005

                                                                            INTEREST                       SHARES
INVESTMENTS                                                                     RATE                        (000)         VALUE
-------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS 20.80%

AUTOS 0.50%
Ford Motor Co. Capital Trust II                                                 6.50%                          24   $   989,625
                                                                                                                    -----------

BEVERAGES 1.62%
Constellation Brands, Inc.                                                      5.75%                          78     3,227,662
                                                                                                                    -----------

CONSUMER SERVICES 1.38%
United Rentals, Inc.                                                            6.50%                          67     2,747,000
                                                                                                                    -----------

CONTAINERS & PACKAGING 1.23%
Owens Illinois, Inc.                                                            4.75%                          60     2,445,450
                                                                                                                    -----------

FOODS 1.48%
Lehman Brothers Holdings, Inc. Series GIS                                       6.25%                         112     2,949,588
                                                                                                                    -----------

INSURANCE - CASUALTY 1.28%
Chubb Corp.                                                                     7.00%                          82     2,547,563
                                                                                                                    -----------

INSURANCE - MULTILINE 1.07%
Fortis Insurance N.V.+(a)                                                       7.75%                         200     2,143,000
                                                                                                                    -----------

NATURAL GAS DIVERSIFIED 2.94%
Oneok, Inc.                                                                     8.50%                          76     2,849,286
Williams Cos., Inc. (The)                                                       5.50%                          34     3,005,063
                                                                                                                    -----------
TOTAL                                                                                                                 5,854,349
                                                                                                                    -----------

OIL - INTEGRATED 3.94%
Amerada Hess Corp.                                                              7.00%                          34     2,684,000
Chesapeake Energy Corp.                                                        4.125%                           2     3,101,837
Valero Energy Corp.                                                             2.00%                          30     2,059,797
                                                                                                                    -----------
TOTAL                                                                                                                 7,845,634
                                                                                                                    -----------

RETAIL - FOOD & DRUG 0.94%
Albertson's, Inc.                                                               7.25%                          84     1,880,470
                                                                                                                    -----------

TOBACCO 1.52%
Morgan Stanley Series MO+                                                       8.25%                          45     3,028,056
                                                                                                                    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
CONVERTIBLE FUND MAY 31, 2005

                                                                            INTEREST                       SHARES
INVESTMENTS                                                                     RATE                        (000)           VALUE
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC 2.90%
AES Trust III                                                                   6.75%                          12   $     538,696
PNM Resources, Inc.                                                             6.75%                          64       3,413,514
Public Service Enterprise Group, Inc.                                          10.25%                          26       1,819,606
                                                                                                                    -------------
TOTAL                                                                                                                   5,771,816
                                                                                                                    -------------
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $37,150,508)                                                                  41,430,213
                                                                                                                    =============
TOTAL LONG-TERM INVESTMENTS (Cost $186,818,372)                                                                       196,860,466
                                                                                                                    =============

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT
                                                                                                            (000)
                                                                                                      -----------
SHORT-TERM INVESTMENT 1.19%

REPURCHASE AGREEMENT 1.19%

Repurchase Agreement dated 5/31/2005, 2.46% due 6/1/2005 with State
Street Bank & Trust Co. collateralized by $2,470,000 of Federal Home
Loan Mortgage Corp. at 3.875% due 6/15/2008;
value: 2,421,587; proceeds: $2,374,150
(Cost $2,373,988)                                                                                     $     2,374       2,373,988
                                                                                                                    =============
TOTAL INVESTMENTS IN SECURITIES 100.00% (Cost $189,192,360)                                                           199,234,454
                                                                                                                    =============
LIABILITIES IN EXCESS OF OTHER ASSETS (0.00%)                                                                              (9,892)
                                                                                                                    -------------
NET ASSETS 100.00%                                                                                                  $ 199,224,562
                                                                                                                    =============

  *  Non-income producing security.
  + Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
  # Variable rate security. The interest rate represents the rate at May 31, 2005.
(a)  Foreign security traded in U.S. dollars.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
HIGH YIELD FUND MAY 31, 2005

                                                                                                        PRINCIPAL
                                                                  INTEREST                 MATURITY        AMOUNT
INVESTMENTS                                                           RATE                     DATE         (000)         VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 94.67%

HIGH YIELD CORPORATE BONDS 94.67%

AEROSPACE/DEFENSE 4.17%
Armor Holdings, Inc.                                                  8.25%               8/15/2013   $     1,500   $ 1,616,072
DRS Technologies, Inc.                                               6.875%               11/1/2013         2,500     2,562,500
Esterline Technologies Corp.                                          7.75%               6/15/2013         1,500     1,605,000
Moog, Inc. Class A                                                    6.25%               1/15/2015           350       351,750
Titan Corp.                                                           8.00%               5/15/2011         2,000     2,150,000
                                                                                                                    -----------
TOTAL                                                                                                                 8,285,322
                                                                                                                    -----------

APPAREL/TEXTILES 0.82%
INVISTA+                                                              9.25%                5/1/2012         1,500     1,636,875
                                                                                                                    -----------

AUTO LOANS 1.44%
Ford Motor Credit Co.                                                7.375%              10/28/2009         1,500     1,452,304
General Motors Acceptance Corp.                                       7.75%               1/19/2010         1,500     1,416,824
                                                                                                                    -----------
TOTAL                                                                                                                 2,869,128
                                                                                                                    -----------

AUTO PARTS & EQUIPMENT 1.60%
Cooper-Standard Automotive Group                                     8.375%              12/15/2014         1,500     1,252,500
Stanadyne Corp.**+                                             0.00%/12.00%   8/15/2009 & 2/15/2015         1,000       570,000
Stanadyne Corp.                                                      10.00%               8/15/2014         1,500     1,357,500
                                                                                                                    -----------
TOTAL                                                                                                                 3,180,000
                                                                                                                    -----------

AUTOMOTIVE 0.00%
Venture Holdings Trust(c)                                             9.50%                7/1/2005           250         1,875
                                                                                                                    -----------

BEVERAGE 0.92%
Le-Nature's, Inc.+                                                   10.00%               6/15/2013         1,500     1,552,500
Parmalat Capital Finance(b)(c)                                       6.625%               8/13/2008         1,500       270,000
                                                                                                                    -----------
TOTAL                                                                                                                 1,822,500
                                                                                                                    -----------

BROKERAGE 1.06%
E*Trade Financial Corp.                                               8.00%               6/15/2011         2,000     2,100,000
                                                                                                                    -----------

BUILDING & CONSTRUCTION 2.97%
Beazer Homes USA, Inc.                                                6.50%              11/15/2013         2,000     1,990,000
Grohe Holding+(a)                                                    8.625%               10/1/2014         1,500     1,795,064
Schuler Homes, Inc.                                                  9.375%               7/15/2009         2,000     2,114,366
                                                                                                                    -----------
TOTAL                                                                                                                 5,899,430
                                                                                                                    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND MAY 31, 2005

                                                                                                       PRINCIPAL
                                                                    INTEREST              MATURITY        AMOUNT
INVESTMENTS                                                             RATE                  DATE         (000)         VALUE
------------------------------------------------------------------------------------------------------------------------------
BUILDING MATERIALS 0.98%
Builders FirstSource, Inc.+                                            7.518%#           2/15/2012   $     2,000   $ 1,940,000
                                                                                                                   -----------

CHEMICALS 4.55%
Crompton Corp.                                                         9.875%             8/1/2012         2,000     2,285,000
Lyondell Chemical Co.                                                 11.125%            7/15/2012         1,500     1,708,125
PQ Corp.+                                                               7.50%            2/15/2013           800       776,000
Rhodia S.A.(b)                                                         8.875%             6/1/2011         1,500     1,447,500
Rockwood Specialties Group, Inc.                                      10.625%            5/15/2011         1,250     1,343,750
Terra Capital, Inc.                                                    11.50%             6/1/2010         1,300     1,475,500
                                                                                                                   -----------
TOTAL                                                                                                                9,035,875
                                                                                                                   -----------

CONSUMER - PRODUCTS 1.65%
Aearo Co. I                                                             8.25%            4/15/2012         1,500     1,462,500
Playtex Products, Inc.                                                 9.375%             6/1/2011         1,720     1,810,300
                                                                                                                   -----------
TOTAL                                                                                                                3,272,800
                                                                                                                   -----------

DIVERSIFIED CAPITAL GOODS 1.33%
J.B. Poindexter & Co., Inc.                                             8.75%            3/15/2014         1,500     1,402,500
Park-Ohio Industries, Inc.+                                            8.375%           11/15/2014         1,500     1,245,000
                                                                                                                   -----------
TOTAL                                                                                                                2,647,500
                                                                                                                   -----------

ELECTRIC - GENERATION 2.32%
Dynegy Holdings, Inc.                                                  6.875%             4/1/2011         1,250     1,193,750
Mission Energy Holding Co.                                             13.50%            7/15/2008         1,500     1,777,500
Reliant Resources, Inc.                                                 9.50%            7/15/2013         1,500     1,642,500
                                                                                                                   -----------
TOTAL                                                                                                                4,613,750
                                                                                                                   -----------

ELECTRIC - INTEGRATED 3.53%
Midwest Generation, LLC                                                 8.75%             5/1/2034         1,000     1,120,000
Monongahela Power Co.                                                   7.36%            1/15/2010         1,500     1,598,531
Nevada Power Co.+                                                      5.875%            1/15/2015         1,500     1,485,000
PSEG Energy Holdings, Inc.                                              8.50%            6/15/2011         2,500     2,687,500
TECO Energy, Inc.+                                                      6.75%             5/1/2015           125       128,437
                                                                                                                   -----------
TOTAL                                                                                                                7,019,468
                                                                                                                   -----------

ELECTRONICS 1.03%
New ASAT Finance Ltd.(b)                                                9.25%             2/1/2011           500       430,000
SBA Telecommunications Corp.**                                    0.00%/9.75%    12/15/2007 & 2011         1,850     1,628,000
                                                                                                                   -----------
TOTAL                                                                                                                2,058,000
                                                                                                                   -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND MAY 31, 2005

                                                                                                       PRINCIPAL
                                                                    INTEREST              MATURITY        AMOUNT
INVESTMENTS                                                             RATE                  DATE         (000)         VALUE
------------------------------------------------------------------------------------------------------------------------------
ENERGY - EXPLORATION & PRODUCTION 4.88%
Chesapeake Energy Corp.+                                               6.375%            6/15/2015   $     1,000   $ 1,025,000
Chesapeake Energy Corp.+                                               6.625%            1/15/2016           850       882,938
Chesapeake Energy Corp.                                                6.875%            1/15/2016         1,250     1,312,500
Energy Partners Ltd.                                                    8.75%             8/1/2010         1,500     1,560,000
Houston Exploration Co.                                                 7.00%            6/15/2013         2,000     2,055,000
KCS Energy Services, Inc.                                              7.125%             4/1/2012         1,250     1,250,000
KCS Energy Services, Inc.+                                             7.125%             4/1/2012           150       150,000
Petroquest Energy, Inc.+                                              10.375%            5/15/2012         1,000       990,000
Pogo Producing Co.+                                                    6.625%            3/15/2015           475       483,312
                                                                                                                   -----------
TOTAL                                                                                                                9,708,750
                                                                                                                   -----------

ENVIRONMENTAL 1.71%
Allied Waste North America, Inc.+                                       7.25%            3/15/2015         3,500     3,395,000
                                                                                                                   -----------

FOOD - WHOLESALE 2.28%
ASG Consolidated LLC/Finance, Inc.**                             0.00%/11.50%     11/1/2008 & 2011         1,500     1,050,000
Chiquita Brands Int'l., Inc.                                            7.50%            11/1/2014         1,500     1,432,500
Dole Food Co.                                                          8.875%            3/15/2011           712       761,840
Pinnacle Foods Holdings Corp.                                           8.25%            12/1/2013         1,500     1,290,000
                                                                                                                   -----------
TOTAL                                                                                                                4,534,340
                                                                                                                   -----------

FOOD & DRUG RETAILERS 2.04%
Ingles Markets, Inc.                                                   8.875%            12/1/2011         1,500     1,516,875
Rite Aid Corp.                                                          9.50%            2/15/2011         1,500     1,552,500
Stater Brothers Holdings, Inc.                                         8.125%            6/15/2012         1,000       977,500
                                                                                                                   -----------
TOTAL                                                                                                                4,046,875
                                                                                                                   -----------

FORESTRY/PAPER 3.27%
Abitibi-Consolidated, Inc.(b)                                           6.00%            6/20/2013         1,500     1,318,125
Boise Cascade, LLC+                                                    7.125%           10/15/2014         1,500     1,436,250
Bowater, Inc.                                                           6.50%            6/15/2013         2,500     2,387,500
JSG Holding plc PIK+(a)                                                11.50%            10/1/2015           539       514,343
Newark Group, Inc.                                                      9.75%            3/15/2014         1,000       845,000
                                                                                                                   -----------
TOTAL                                                                                                                6,501,218
                                                                                                                   -----------

GAMING 5.23%
Las Vegas Sands Corp.+                                                 6.375%            2/15/2015         2,000     1,935,000
MGM Mirage                                                              6.00%            10/1/2009         1,500     1,505,625
Premier Entertainment Biloxi LLC                                       10.75%             2/1/2012         2,000     1,990,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND MAY 31, 2005

                                                                                                       PRINCIPAL
                                                                    INTEREST              MATURITY        AMOUNT
INVESTMENTS                                                             RATE                  DATE         (000)         VALUE
------------------------------------------------------------------------------------------------------------------------------
River Rock Entertainment Authority                                      9.75%            11/1/2011   $     2,000   $ 2,202,500
Scientific Games Corp.+                                                 6.25%           12/15/2012           350       344,750
Wynn Las Vegas LLC/Capital Corp.+                                      6.625%            12/1/2014         2,500     2,412,500
                                                                                                                   -----------
TOTAL                                                                                                               10,390,375
                                                                                                                   -----------

GAS DISTRIBUTION 4.62%
Colorado Interstate Gas Co.+                                            5.95%            3/15/2015         1,500     1,479,486
Colorado Interstate Gas Co.                                            10.00%            6/15/2005         2,500     2,503,855
El Paso Corp.                                                           7.00%            5/15/2011         1,500     1,466,250
MarkWest Energy Partners, L.P.+                                        6.875%            11/1/2014         2,000     1,920,000
Suburban Propane Partners, L.P.                                        6.875%           12/15/2013         1,500     1,417,500
Suburban Propane Partners, L.P.+                                       6.875%           12/15/2013           425       401,625
                                                                                                                   -----------
TOTAL                                                                                                                9,188,716
                                                                                                                   -----------

HEALTH SERVICES 7.13%
Ardent Health Services, Inc.                                           10.00%            8/15/2013         2,000     2,440,800
CDRV Investors, Inc.**+                                          0.00%/9.625%      1/1/2010 & 2015         1,500       742,500
DaVita, Inc.+                                                           7.25%            3/15/2015           425       429,250
Hanger Orthopedic Group, Inc.                                         10.375%            2/15/2009         1,500     1,410,000
HCA, Inc.                                                              6.375%            1/15/2015         2,000     2,048,526
HEALTHSOUTH Corp.                                                      8.375%            10/1/2011         1,500     1,496,250
National Mentor, Inc.+                                                 9.625%            12/1/2012         1,000     1,040,000
Tenet Healthcare Corp.                                                 6.375%            12/1/2011         2,000     1,930,000
Tenet Healthcare Corp.+                                                 9.25%             2/1/2015           500       517,500
Vanguard Health Holdings Co. II LLC                                     9.00%            10/1/2014         1,000     1,085,000
Ventas Realty L.P. Capital Corp.+(d)                                    6.75%             6/1/2010         1,000     1,025,000
                                                                                                                   -----------
TOTAL                                                                                                               14,164,826
                                                                                                                   -----------

HOTELS 1.85%
FelCor Lodging Trust, Inc.                                              9.00%             6/1/2011         1,500     1,605,000
Host Marriott L.P.+                                                    6.375%            3/15/2015         1,000       982,500
John Q. Hammons Hotels, Inc.                                           8.875%            5/15/2012         1,000     1,092,500
                                                                                                                   -----------
TOTAL                                                                                                                3,680,000
                                                                                                                   -----------

LEISURE 1.92%
Gaylord Entertainment Co.                                               8.00%           11/15/2013         2,000     2,085,000
Universal City Florida Holding Co.                                     8.375%             5/1/2010         1,675     1,733,625
                                                                                                                   -----------
TOTAL                                                                                                                3,818,625
                                                                                                                   -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND MAY 31, 2005

                                                                                                        PRINCIPAL
                                                                            INTEREST       MATURITY        AMOUNT
INVESTMENTS                                                                     RATE           DATE         (000)         VALUE
-------------------------------------------------------------------------------------------------------------------------------
MEDIA - BROADCAST 1.89%
Allbritton Communications Co.                                                   7.75%    12/15/2012   $     1,500   $ 1,477,500
Radio One, Inc.+                                                               6.375%     2/15/2013         1,250     1,240,625
Sinclair Broadcast Group, Inc.                                                  8.00%     3/15/2012         1,000     1,042,500
                                                                                                                    -----------
Total                                                                                                                 3,760,625
                                                                                                                    -----------

MEDIA - CABLE 3.42%
CCO Holdings LLC/Capital Corp.+                                                7.135%#   12/15/2010         1,000       990,000
Century Communications Corp.(e)                                                 9.50%      3/1/2005         1,500     1,530,000
Charter Communications Holdings LLC                                            10.00%      4/1/2009         2,000     1,550,000
Mediacom Broadband LLC                                                         11.00%     7/15/2013         2,500     2,718,750
                                                                                                                    -----------
TOTAL                                                                                                                 6,788,750
                                                                                                                    -----------

MEDIA - SERVICES 0.50%
Warner Music Group Corp.                                                       7.375%     4/15/2014         1,000     1,000,000
                                                                                                                    -----------

METALS/MINING EXCLUDING STEEL 1.49%
Novelis, Inc.+(b)                                                               7.25%     2/15/2015           500       492,500
Peabody Energy Corp.                                                           5.875%     4/15/2016         2,500     2,475,000
                                                                                                                    -----------
TOTAL                                                                                                                 2,967,500
                                                                                                                    -----------

NON-ELECTRIC UTILITIES 1.05%
Semco Energy, Inc.                                                              7.75%     5/15/2013         2,000     2,088,568
                                                                                                                    -----------

OIL FIELD EQUIPMENT & SERVICES 1.34%
Hanover Equipment Trust 2001 Series B                                           8.75%      9/1/2011         1,500     1,563,750
J. Ray McDermott, S.A.+                                                        11.50%    12/15/2013         1,000     1,095,000
                                                                                                                    -----------
TOTAL                                                                                                                 2,658,750
                                                                                                                    -----------

PACKAGING 0.97%
Ball Corp.                                                                     6.875%    12/15/2012           300       316,125
Constar Int'l., Inc.+                                                          6.643%#    2/15/2012         1,700     1,615,000
                                                                                                                    -----------
TOTAL                                                                                                                 1,931,125
                                                                                                                    -----------

PHARMACEUTICALS 1.22%
Warner Chilcott Corp.+                                                          8.75%      2/1/2015         2,500     2,425,000
                                                                                                                    -----------

RAILROADS 0.65%
Grupo Transportacion Ferroviaria
Mexicana, S.A. de C.V.+(b)                                                     9.375%      5/1/2012         1,250     1,300,000
                                                                                                                    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND MAY 31, 2005

                                                                                                        PRINCIPAL
                                                                            INTEREST       MATURITY        AMOUNT
INVESTMENTS                                                                     RATE           DATE         (000)         VALUE
-------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS 1.28%
Friendly Ice Cream Corp.                                                       8.375%     6/15/2012   $     1,000   $   945,000
O'Charley's, Inc.                                                               9.00%     11/1/2013         1,500     1,590,000
                                                                                                                    -----------
TOTAL                                                                                                                 2,535,000
                                                                                                                    -----------

STEEL PRODUCERS/PRODUCTS 1.18%
Allegheny Ludlum Corp.                                                          6.95%    12/15/2025         2,500     2,340,625
                                                                                                                    -----------

SUPPORT-SERVICES 1.00%
United Rentals North America, Inc.                                              7.75%    11/15/2013         2,000     1,990,000
                                                                                                                    -----------

TELECOMMUNICATIONS - INTEGRATED/SERVICES 3.96%
Cincinnati Bell, Inc.+                                                          7.00%     2/15/2015         2,000     1,925,000
INTELSAT Telecommunications Satellite(b)                                        5.25%     11/1/2008         1,500     1,368,750
Qwest Capital Funding, Inc.                                                     7.90%     8/15/2010         1,000       965,000
Qwest Corp.                                                                     7.25%    10/15/2035           500       435,000
Qwest Services Corp.+                                                          13.50%    12/15/2010         1,500     1,717,500
Valor Telecommunications
Enterprise LLC/Finance Corp.+                                                   7.75%     2/15/2015         1,500     1,466,250
                                                                                                                    -----------
TOTAL                                                                                                                 7,877,500
                                                                                                                    -----------

TELECOMMUNICATIONS - WIRELESS 7.20%
Airgate PCS, Inc.                                                              6.891%#   10/15/2011         3,000     3,075,000
Nextel Communications, Inc.                                                    7.375%      8/1/2015         2,000     2,172,500
Rogers Wireless, Inc.(b)                                                        8.00%    12/15/2012         3,000     3,206,250
Rural Cellular Corp.                                                            9.75%     1/15/2010         1,500     1,335,000
Triton PCS, Inc.                                                               9.375%      2/1/2011         1,750     1,198,750
UbiquiTel Operating Co.                                                        9.875%      3/1/2011         2,000     2,170,000
Western Wireless Corp.                                                          9.25%     7/15/2013         1,000     1,145,000
                                                                                                                    -----------
TOTAL                                                                                                                14,302,500
                                                                                                                    -----------

TELECOMMUNICATIONS EQUIPMENT 1.31%
Lucent Technologies, Inc.                                                       6.50%     1/15/2028         3,000     2,595,000
                                                                                                                    -----------

TRANSPORTATION EXCLUDING AIR/RAIL 2.91%
CHC Helicopter Corp.(b)                                                        7.375%      5/1/2014         1,500     1,455,000
CHC Helicopter Corp. Class A+(b)                                               7.375%      5/1/2014           250       242,500
Horizon Lines LLC+                                                              9.00%     11/1/2012         1,500     1,584,375
Hornbeck Offshore Services, Inc.                                               6.125%     12/1/2014         2,500     2,506,250
                                                                                                                    -----------
TOTAL                                                                                                                 5,788,125
                                                                                                                    -----------
TOTAL HIGH YIELD CORPORATE BONDS (Cost $187,754,596)                                                                188,160,316
                                                                                                                    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
HIGH YIELD FUND MAY 31, 2005

                                                                                                        PRINCIPAL
                                                                            INTEREST       MATURITY        AMOUNT
INVESTMENTS                                                                     RATE           DATE         (000)           VALUE
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 4.36%

REPURCHASE AGREEMENT 4.36%
Repurchase Agreement dated 5/31/2005, 2.46% due 6/1/2005 with State
Street Bank & Trust Co. collateralized by $9,020,000 of Federal Home
Loan Mortgage Corp. at 3.875% due 6/15/2008; value: $8,843,205;
proceeds: $8,667,982
(Cost $8,667,390)                                                                                     $     8,667   $   8,667,390
                                                                                                                    =============
TOTAL INVESTMENTS IN SECURITIES 99.03% (Cost $196,421,986)                                                            196,827,706
                                                                                                                    =============
OTHER ASSETS IN EXCESS OF LIABILITIES 0.97%                                                                             1,926,914
                                                                                                                    -------------
NET ASSETS 100.00%                                                                                                  $ 198,754,620
                                                                                                                    =============

** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
# Variable rate security. The interest rate represents the rate at May 31, 2005.
(a) Notes and bonds, issued by Foreign entities, denominated in their local currencies and converted to U.S. dollars at period end exchange rates. The aggregate value of these securities are 1.16% of total net assets. The remaining securities (98.84%) are invested in U.S. dollar-denominated securities.
(b)  Foreign security traded in U.S. dollars.
(c)  Defaulted security.
(d)  Securities purchased on a when-issued basis.
(e) Defaulted security. Maturity date shown represents original maturity date. PIK Payment-In-Kind.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
LIMITED DURATION U.S. GOV'T AND GOV'T SPONSORED ENTERPRISES FUND MAY 31, 2005

                                                                                                        PRINCIPAL
                                                                            INTEREST       MATURITY        AMOUNT
INVESTMENTS                                                                     RATE           DATE         (000)         VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 117.47%

ASSET-BACKED SECURITIES 6.26%
American Express Master Trust 2002-2 A                                          3.14%#    5/15/2006   $       538   $   538,336
Ameriquest Mtg. Securities 2005-R2 A3A                                          3.19%#    4/25/2035           895       895,735
BMW Vehicle Owner Trust 2005-A A3                                               4.04%     2/25/2009         1,400     1,404,138
Citibank Credit Card 2003-A5 A5                                                 2.50%      4/7/2008           975       965,285
CitiFinancial Mtg. Securities Inc. 2004-1 AF1                                   3.18%#    4/25/2034           925       925,262
First USA Credit Card MT 2001-1 A                                               3.24%#    9/19/2008           780       781,268
MBNA Master Credit Card Trust 2000-K A                                         3.251%#    3/17/2008         1,250     1,251,011
Residential Asset Mtg. 2004-RS5 AI1                                             3.22%#    3/25/2023           281       281,117
Sears Credit Account Master Trust 2002-4 A                                      3.22%#    8/18/2009         1,600     1,601,443
SLM Student Loan Trust 2003-8 A2                                                3.05%#    6/15/2011           561       561,343
                                                                                                                    -----------
TOTAL                                                                                                                 9,204,938
                                                                                                                    -----------

CORPORATE BONDS 8.66%
Berkshire Hathaway Financial Corp.                                              3.40%      7/2/2007           500       494,116
Burlington Northern Santa Fe                                                   6.375%    12/15/2005         1,000     1,013,316
Dun & Bradstreet Corp.                                                         6.625%     3/15/2006           540       550,893
Ford Motor Credit Corp.                                                        6.875%      2/1/2006         3,065     3,099,947
General Mills, Inc.                                                            5.125%     2/15/2007           585       595,811
General Motors Acceptance Corp.                                                6.125%     9/15/2006           750       747,610
Household Finance Corp.                                                         5.75%     1/30/2007         1,500     1,541,013
Int'l. Flavors & Fragrances, Inc.                                               6.45%     5/15/2006           500       510,479
MeadWestvaco Corp.                                                              2.75%     12/1/2005         1,000       994,972
PG&E Corp.                                                                      3.60%      3/1/2009         1,000       975,034
Time Warner, Inc.                                                              6.125%     4/15/2006           750       764,281
UnitedHealth Group, Inc.                                                       3.375%     8/15/2007           648       638,197
Verizon Global Funding Corp.                                                    6.75%     12/1/2005           800       812,245
                                                                                                                    -----------
TOTAL                                                                                                                12,737,914
                                                                                                                    -----------

GOVERNMENT SPONSORED ENTERPRISES BONDS 6.78%
Federal National Mortgage Assoc.                                                4.75%     2/21/2013         3,657     3,662,540
Federal National Mortgage Assoc.                                                7.25%     1/15/2010         5,554     6,303,157
                                                                                                                    -----------
TOTAL                                                                                                                 9,965,697
                                                                                                                    -----------

GOVERNMENT SPONSORED ENTERPRISES
COLLATERALIZED MORTGAGE OBLIGATIONS 15.55%
Federal Home Loan Mortgage Corp. 1209 F                                        3.625%#    3/15/2007           157       157,542

                       SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION U.S. GOV'T AND GOV'T SPONSORED ENTERPRISES FUND MAY 31, 2005

                                                                                                        PRINCIPAL
                                                                            INTEREST       MATURITY        AMOUNT
INVESTMENTS                                                                     RATE           DATE         (000)         VALUE
-------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. 1337 F                                        3.625%#    8/15/2007   $       296   $   295,974
Federal Home Loan Mortgage Corp. 1369 F                                        3.625%#    9/15/2007           192       192,123
Federal Home Loan Mortgage Corp. 1377 F                                        3.625%#    9/15/2007            53        52,755
Federal Home Loan Mortgage Corp. 1417 FC                                       4.125%#   11/15/2007         1,228     1,233,472
Federal Home Loan Mortgage Corp. 1537 K                                         6.00%     6/15/2008            57        57,240
Federal Home Loan Mortgage Corp. 1549 F                                         6.70%     7/15/2008           282       287,690
Federal Home Loan Mortgage Corp. 1551 JA                                       3.675%#    7/15/2008            17        17,490
Federal Home Loan Mortgage Corp. 1564 H                                         6.50%     8/15/2008           247       252,931
Federal Home Loan Mortgage Corp. 1594 H                                         6.00%    10/15/2008           539       548,791
Federal Home Loan Mortgage Corp. 1600 FB                                        3.56%#   10/15/2008           139       137,863
Federal Home Loan Mortgage Corp. 1604 IA                                        6.00%     9/15/2008            32        32,250
Federal Home Loan Mortgage Corp. 1611 I                                         6.00%     2/15/2023             5         5,233
Federal Home Loan Mortgage Corp. 1630 FC                                       3.625%#   10/15/2022            34        33,609
Federal Home Loan Mortgage Corp. 1637 JB                                       3.575%#    6/15/2023           165       164,494
Federal Home Loan Mortgage Corp. 1660 H                                         6.50%     1/15/2009            38        38,937
Federal Home Loan Mortgage Corp. 1671 JA                                       3.525%#    1/15/2024           944       947,893
Federal Home Loan Mortgage Corp. 1698 H                                         6.00%     3/15/2009           114       116,802
Federal Home Loan Mortgage Corp. 1803 AB                                        6.00%    12/15/2008           637       647,048
Federal Home Loan Mortgage Corp. 2487 FB                                        3.54%#    7/15/2030            49        48,962
Federal Home Loan Mortgage Corp. 2549 PF                                        3.39%#    6/15/2027           444       444,674
Federal Home Loan Mortgage Corp. 2643 KG                                        4.00%     5/15/2018           169       168,994
Federal Home Loan Mortgage Corp. 2644 AH                                        3.50%     9/15/2010           176       175,884
Federal Home Loan Mortgage Corp. 2649 QA                                        3.50%     3/15/2010           529       528,785
Federal Home Loan Mortgage Corp. 2656 PA                                        3.50%     7/15/2018           214       213,605
Federal Home Loan Mortgage Corp. 2668 0A                                        5.00%     4/15/2011            34        33,709
Federal Home Loan Mortgage Corp. 2684 QM                                        3.50%     3/15/2019         1,805     1,799,200
Federal Home Loan Mortgage Corp. 2690 TA                                        4.50%     2/15/2011           463       462,604
Federal Home Loan Mortgage Corp. 2694 QA                                        2.50%     2/15/2013            79        78,736
Federal Home Loan Mortgage Corp. 2713 EC                                        3.50%     3/15/2018         2,676     2,668,339
Federal Home Loan Mortgage Corp. 2759 AU                                        3.50%     5/15/2019           702       698,093
Federal Home Loan Mortgage Corp. 2885 DK                                        3.50%    10/15/2012         2,500     2,488,112
Federal National Mortgage Assoc.1992-12 FA                                      3.66%#    1/25/2022           205       203,281
Federal National Mortgage Assoc.1992-141 FA                                    3.594%#    8/25/2007            13        12,882
Federal National Mortgage Assoc.1992-151 F                                     3.594%#    8/25/2007           588       590,479
Federal National Mortgage Assoc.1992-196 F                                     3.594%#   11/25/2007           307       305,354
Federal National Mortgage Assoc.1993-41 PH                                      6.00%     3/25/2023           248       251,031
Federal National Mortgage Assoc.1993-93 FC                                      3.25%#    5/25/2008            53        52,818
Federal National Mortgage Assoc.
1993-124 E PO                                                            Zero Coupon     10/25/2022            17        16,515

                       SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION U.S. GOV'T AND GOV'T SPONSORED ENTERPRISES FUND MAY 31, 2005

                                                                                                        PRINCIPAL
                                                                            INTEREST       MATURITY        AMOUNT
INVESTMENTS                                                                     RATE           DATE         (000)          VALUE
--------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assoc. 1993-196 F                                    3.544%#   10/25/2008   $       311   $    312,625
Federal National Mortgage Assoc. 1993-224 PJ                                    6.50%    11/25/2023           114        113,416
Federal National Mortgage Assoc. 1993-231 M                                     6.00%    12/25/2008           911        925,359
Federal National Mortgage Assoc. 1994-33 H                                      6.00%     3/25/2009           313        320,933
Federal National Mortgage Assoc. 1994-89 FA                                    3.544%#    3/25/2009            58         58,655
Federal National Mortgage Assoc. 1996-54 C                                      6.00%     9/25/2008           112        112,100
Federal National Mortgage Assoc. 2003-113 PG                                    3.50%     2/25/2009         1,433      1,432,998
Federal National Mortgage Assoc. 2003-54 TH                                     3.50%     5/25/2009           165        164,499
Federal National Mortgage Assoc. 2003-65 PG                                     3.00%    10/25/2031           801        789,340
Federal National Mortgage Assoc. 2003-81 MG                                     2.00%    12/25/2016           764        756,535
Federal National Mortgage Assoc. 2003-84 GA                                     4.50%     4/25/2009           314        314,809
Federal National Mortgage Assoc. 2003-92 BR                                     5.00%     4/25/2014         1,039      1,042,809
Federal National Mortgage Assoc. G93-11 FA                                     3.494%#   12/25/2008            70         70,172
                                                                                                                    ------------
TOTAL                                                                                                                 22,876,444
                                                                                                                    ------------

GOVERNMENT SPONSORED ENTERPRISES
PASS-THROUGHS 30.04%
Federal Home Loan Mortgage Corp. Gold                                           6.50%           TBA         7,755      8,050,659
Federal Home Loan Mortgage Corp. 1B2778                                        4.388%#     2/1/2035         2,780      2,800,295
Federal Home Loan Mortgage Corp. A13484                                         7.00%      9/1/2033           202        214,037
Federal Home Loan Mortgage Corp. B13801                                         4.50%      4/1/2019         3,095      3,084,199
Federal Home Loan Mortgage Corp. B15140                                         4.50%      6/1/2019         2,219      2,211,386
Federal Home Loan Mortgage Corp. B15591                                         5.00%      7/1/2019            13         13,263
Federal Home Loan Mortgage Corp. B19234                                         5.00%      4/1/2020           195        197,450
Federal Home Loan Mortgage Corp. C66164                                         7.00%      4/1/2032           204        214,665
Federal Home Loan Mortgage Corp. C67868                                         7.00%      6/1/2032           136        143,949
Federal Home Loan Mortgage Corp. E00565                                         6.00%      8/1/2013           269        279,476
Federal Home Loan Mortgage Corp. E01489                                         4.50%     11/1/2018         1,430      1,426,958
Federal Home Loan Mortgage Corp. E01641                                         4.50%      5/1/2019         1,367      1,361,969
Federal Home Loan Mortgage Corp. E77065                                         6.50%      5/1/2014            27         27,702
Federal Home Loan Mortgage Corp. G18002                                         5.00%      7/1/2019         7,065      7,152,874
Federal Home Loan Mortgage Corp. G18022                                         5.50%     11/1/2019         1,875      1,927,680
Federal National Mortgage Assoc.                                               3.909%#    11/1/2034         1,226      1,224,080
Federal National Mortgage Assoc.                                                4.50%           TBA         1,680      1,672,650
Federal National Mortgage Assoc.                                               4.539%#    12/1/2034           888        891,959
Federal National Mortgage Assoc.                                                4.87%#     2/1/2032           118        118,843
Federal National Mortgage Assoc.                                                6.00%      7/1/2014           181        187,871
Federal National Mortgage Assoc.                                                6.19%      9/1/2008           101        105,615
Federal National Mortgage Assoc.                                                6.34%      1/1/2008            26         26,868

                       SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION U.S. GOV'T AND GOV'T SPONSORED ENTERPRISES FUND MAY 31, 2005

                                                                                                        PRINCIPAL
                                                                            INTEREST       MATURITY        AMOUNT
INVESTMENTS                                                                     RATE           DATE         (000)           VALUE
---------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assoc.                                                6.43%      1/1/2008   $        27   $      28,377
Federal National Mortgage Assoc.                                                6.50%           TBA         9,120       9,476,245
Federal National Mortgage Assoc.                                                6.50%     12/1/2007             8           7,916
Federal National Mortgage Assoc.                                                6.50%      4/1/2011            63          65,590
Federal National Mortgage Assoc.                                                6.50%      8/1/2013            92          96,084
Federal National Mortgage Assoc.                                                6.50%      6/1/2015           855         892,197
Federal National Mortgage Assoc.                                                6.50%      7/1/2030           141         147,010
Federal National Mortgage Assoc.                                                6.62%     10/1/2007            73          75,764
Federal National Mortgage Assoc.                                                7.00%      9/1/2028            63          66,391
                                                                                                                    -------------
TOTAL                                                                                                                  44,190,022
                                                                                                                    -------------

NON-AGENCY COMMERCIAL
MORTGAGE-BACKED SECURITIES 1.14%
Credit Suisse First Boston Mtg. 2004-C1 A2                                     3.516%     1/15/2037           900         881,754
Morgan Stanley Capital I 2004-HQ3 A2                                            4.05%     1/13/2041           800         791,158
                                                                                                                    -------------
TOTAL                                                                                                                   1,672,912
                                                                                                                    -------------

PASS-THROUGH AGENCIES 0.21%
Government National Mortgage Assoc.                                             3.50%#    9/20/2031            94          94,447
Government National Mortgage Assoc.                                            4.125%#   11/20/2020            31          31,276
Government National Mortgage Assoc.                                            4.125%#   11/20/2027            20          20,734
Government National Mortgage Assoc.                                            4.125%#   12/20/2027            25          25,419
Government National Mortgage Assoc.                                            4.625%#    1/20/2018            48          48,895
Government National Mortgage Assoc.                                             7.00%     4/15/2028            29          30,621
Government National Mortgage Assoc.                                             7.50%     2/15/2016            17          18,024
Government National Mortgage Assoc.                                            10.50%     3/15/2019            18          20,365
Government National Mortgage Assoc.                                            10.50%     9/15/2019             2           2,516
Government National Mortgage Assoc.                                            10.50%    10/15/2020            11          11,047
                                                                                                                    -------------
TOTAL                                                                                                                     303,344
                                                                                                                    -------------

U.S. TREASURY OBLIGATIONS 48.83%
U.S. Treasury Note                                                             3.125%     1/31/2007        52,658      52,298,083
U.S. Treasury Note                                                             3.125%     5/15/2007         2,166       2,148,063
U.S. Treasury Note                                                              3.50%    12/15/2009         4,123       4,082,257
U.S. Treasury Note                                                              6.50%     2/15/2010        11,895      13,292,674
                                                                                                                    -------------
TOTAL                                                                                                                  71,821,077
                                                                                                                    -------------
TOTAL LONG-TERM INVESTMENTS (Cost $172,626,301)                                                                       172,772,348
                                                                                                                    =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
LIMITED DURATION U.S. GOV'T AND GOV'T SPONSORED ENTERPRISES FUND MAY 31, 2005

                                                                                                        PRINCIPAL
                                                                            INTEREST       MATURITY        AMOUNT
INVESTMENTS                                                                     RATE           DATE         (000)           VALUE
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 1.47%

REPURCHASE AGREEMENT 1.47%

Repurchase Agreement dated 5/31/2005, 3.02% due 6/1/2005 with
Morgan Stanley collateralized by $2,000,000 of Federal Home Loan
Mortgage Corp. at 5.30% due 7/29/2013; value: $2,006,200;
proceeds: $1,997,168                                                                                  $     1,997   $   1,997,000

Repurchase Agreement dated 5/31/2005, 2.46% due 6/1/2005 with
State Street Bank & Trust Co. collateralized by $165,000 of Federal
Home Loan Bank at 6.00% due 11/15/2024; value: $166,238;
proceeds: $158,126                                                                                            158         158,115
                                                                                                                    -------------
TOTAL SHORT-TERM INVESTMENTS (Cost $2,155,115)                                                                          2,155,115
                                                                                                                    =============
TOTAL INVESTMENTS IN SECURITIES 118.94% (Cost $174,781,416)                                                           174,927,463
                                                                                                                    =============
LIABILITIES IN EXCESS OF OTHER ASSETS (18.94%)                                                                        (27,850,683)
                                                                                                                    -------------
NET ASSETS 100.00%                                                                                                  $ 147,076,780
                                                                                                                    =============

  # Variable rate security. The interest rate represents the rate at May 31, 2005.
 PO  Principal Only.
TBA To be announced. Securities purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND MAY 31, 2005

                                                                                                         PRINCIPAL
                                                                            INTEREST         MATURITY       AMOUNT
INVESTMENTS                                                                     RATE             DATE        (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 109.50%

AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS 0.15%
Government National Mortgage Assoc. 2004-16 BG                                  3.50%       8/20/2028  $     1,349    $  1,347,035
                                                                                                                      ------------
GOVERNMENT SPONSORED ENTERPRISES BONDS 7.92%
Federal National Mortgage Assoc.                                                4.75%       2/21/2013       36,311      36,366,011
Federal National Mortgage Assoc.                                               6.625%      11/15/2010       29,383      32,992,139
                                                                                                                      ------------
TOTAL                                                                                                                   69,358,150
                                                                                                                      ------------

GOVERNMENT SPONSORED ENTERPRISES
COLLATERALIZED MORTGAGE OBLIGATIONS 7.01%
Federal Home Loan Mortgage Corp. 24 FD                                         3.625%#      9/25/2022          697         697,602
Federal Home Loan Mortgage Corp. 73 G IO                                     1095.35%(b)   10/15/2020            1           1,956
Federal Home Loan Mortgage Corp. 141 A PO                                Zero Coupon         7/1/2022           95          84,592
Federal Home Loan Mortgage Corp. 181 F IO                                     494.14%(b)    8/15/2021           10          12,135
Federal Home Loan Mortgage Corp. 1020 S IO                                    900.95%#(b)  12/15/2020            1           1,225
Federal Home Loan Mortgage Corp. 1032 IO                                     544.714%(b)   12/15/2020            1           2,062
Federal Home Loan Mortgage Corp. 1046 I IO                                   1009.00%(b)    2/15/2021            1           1,341
Federal Home Loan Mortgage Corp. 1049 N IO                                   1010.50%(b)    2/15/2021            2           4,216
Federal Home Loan Mortgage Corp. 1058 I IO                                   1008.50%(b)    4/15/2021            1             905
Federal Home Loan Mortgage Corp. 1059 U IO                                    409.00%(b)    4/15/2021            1           1,838
Federal Home Loan Mortgage Corp. 1066 S IO                                  1195.607%(b)    4/15/2021            2           3,751
Federal Home Loan Mortgage Corp. 1082 D IO                                   1007.78%(b)    5/15/2021            4           7,607
Federal Home Loan Mortgage Corp. 1095 A PO                               Zero Coupon        6/15/2021          106         106,033
Federal Home Loan Mortgage Corp. 1137 M IO                                  1185.497%(b)    9/15/2021            1           1,679
Federal Home Loan Mortgage Corp. 1148 F PO                               Zero Coupon       10/15/2021          265         263,846
Federal Home Loan Mortgage Corp. 1180 G IO                                   1008.40%(b)   11/15/2021            -(a)          687
Federal Home Loan Mortgage Corp. 1200 IB IO                                  1007.00%(b)    2/15/2022            -(a)          654
Federal Home Loan Mortgage Corp. 1241 X IO                                   982.654%(b)    4/15/2022            -(a)          605
Federal Home Loan Mortgage Corp. 1363 B PO                               Zero Coupon        8/15/2022          270         269,058
Federal Home Loan Mortgage Corp. 1364 A                                        3.575%#      9/15/2007           11          10,620
Federal Home Loan Mortgage Corp. 1372 C PO                               Zero Coupon        9/15/2022          168         147,303
Federal Home Loan Mortgage Corp. 2621 TC                                        3.00%       1/15/2026        1,683       1,638,210
Federal Home Loan Mortgage Corp. 2630 AB                                        3.00%       6/15/2010          794         793,334
Federal Home Loan Mortgage Corp. 2630 AN                                        3.50%      11/15/2015        2,500       2,496,136
Federal Home Loan Mortgage Corp. 2630 KG                                        3.50%      12/15/2008        1,410       1,411,727

                       SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND MAY 31, 2005

                                                                                                          PRINCIPAL
                                                                            INTEREST         MATURITY        AMOUNT
INVESTMENTS                                                                     RATE             DATE         (000)          VALUE
----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. 2634 LA                                        3.00%       5/15/2012   $       455    $   455,102
Federal Home Loan Mortgage Corp. 2658 PA                                        3.75%      11/15/2007         2,313      2,315,545
Federal Home Loan Mortgage Corp. 2698 PA                                        5.00%      10/15/2011         1,746      1,746,273
Federal Home Loan Mortgage Corp. 2707 XK                                        4.00%       3/15/2011         2,702      2,709,061
Federal Home Loan Mortgage Corp. 2713 EC                                        3.50%       3/15/2018        11,265     11,232,152
Federal Home Loan Mortgage Corp. 2759 AU                                        3.50%       5/15/2019         8,121      8,075,805
Federal National Mortgage Assoc. 94 2 IO                                        9.50%        8/1/2021            41         10,294
Federal National Mortgage Assoc. 133 1 PO                                Zero Coupon        4/25/2022            18         15,591
Federal National Mortgage Assoc. 1991-158 E IO                               1008.00%#(b)  12/25/2021             1         26,160
Federal National Mortgage Assoc. 1993-86 L                                      6.75%       6/25/2008         1,055      1,064,299
Federal National Mortgage Assoc. 1994-33 H                                      6.00%       3/25/2009         4,526      4,645,510
Federal National Mortgage Assoc. 2003-54 PB                                     4.00%       9/25/2017         1,119      1,118,404
Federal National Mortgage Assoc. 2003-84 GA                                     4.50%       4/25/2009         2,259      2,266,622
Federal National Mortgage Assoc. 2003-84 PL                                     3.50%       4/25/2018         4,747      4,730,594
Federal National Mortgage Assoc. 2003-86 NA                                     4.00%       2/25/2013         1,663      1,661,707
Federal National Mortgage Assoc. 2003-88 TA                                     2.25%      11/25/2006         1,295      1,292,987
Federal National Mortgage Assoc. 2003-122 OP                                    3.50%       9/25/2009         1,883      1,876,880
Federal National Mortgage Assoc. 2003-129 MA                                    4.00%      12/25/2012         5,134      5,139,935
Federal National Mortgage Assoc. 2004-81 KA                                     4.50%       5/25/2012         3,000      3,018,491
                                                                                                                       -----------
TOTAL                                                                                                                   61,360,534
                                                                                                                       -----------

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 64.98%
Federal Home Loan Mortgage Corp. Gold                                           6.50%             TBA        49,245     51,122,466
Federal Home Loan Mortgage Corp. 1B2778                                        4.388%#       2/1/2035         8,289      8,348,993
Federal Home Loan Mortgage Corp. A12885                                         5.00%        8/1/2033         9,049      9,053,302
Federal Home Loan Mortgage Corp. A13484                                         7.00%        9/1/2033         3,988      4,224,596
Federal Home Loan Mortgage Corp. A19591                                         5.00%        3/1/2034         5,782      5,781,671
Federal Home Loan Mortgage Corp. A21248                                         5.00%        5/1/2034        24,625     24,622,783
Federal Home Loan Mortgage Corp. A21418                                         5.00%        5/1/2034        10,710     10,709,390
Federal Home Loan Mortgage Corp. A22366                                         5.00%        5/1/2034        11,865     11,863,337
Federal Home Loan Mortgage Corp. B10459                                         5.50%       10/1/2018         4,854      4,989,626
Federal Home Loan Mortgage Corp. B10505                                         5.00%       11/1/2018         5,744      5,817,269
Federal Home Loan Mortgage Corp. B10615                                         5.00%       11/1/2018         7,631      7,728,189
Federal Home Loan Mortgage Corp. B13178                                         5.00%        4/1/2019         5,830      5,902,303
Federal Home Loan Mortgage Corp. B13585                                         4.50%        4/1/2019         9,445      9,412,539
Federal Home Loan Mortgage Corp. B14164                                         4.50%        5/1/2019        11,605     11,565,943
Federal Home Loan Mortgage Corp. B14216                                         4.50%        5/1/2019         5,845      5,825,315

                       SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND MAY 31, 2005

                                                                                                        PRINCIPAL
                                                                            INTEREST       MATURITY        AMOUNT
INVESTMENTS                                                                     RATE           DATE         (000)           VALUE
---------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. B14217                                         4.50%      5/1/2019   $    16,365   $  16,308,831
Federal Home Loan Mortgage Corp. B15283                                         4.50%      6/1/2019         5,454       5,435,436
Federal Home Loan Mortgage Corp. B15328                                         5.00%      6/1/2019           651         659,398
Federal Home Loan Mortgage Corp. B15593                                         5.50%      7/1/2019         8,453       8,688,823
Federal Home Loan Mortgage Corp. B16574                                         5.00%      9/1/2019           238         241,229
Federal Home Loan Mortgage Corp. C01329                                         7.00%      3/1/2032         1,000       1,055,157
Federal Home Loan Mortgage Corp. C01345                                         7.00%      4/1/2032         3,466       3,655,805
Federal Home Loan Mortgage Corp. C01367                                         7.00%      5/1/2032         1,275       1,344,727
Federal Home Loan Mortgage Corp. E01488                                         5.00%     10/1/2018           929         940,613
Federal Home Loan Mortgage Corp. E01641                                         4.50%      5/1/2019        14,559      14,509,870
Federal Home Loan Mortgage Corp. E98967                                         5.00%      9/1/2018         7,421       7,515,513
Federal Home Loan Mortgage Corp. E99132                                         5.00%      9/1/2018         8,212       8,316,916
Federal Home Loan Mortgage Corp. E99896                                         5.00%     10/1/2018         3,609       3,655,429
Federal Home Loan Mortgage Corp. G01658                                         5.00%      2/1/2034        13,295      13,301,535
Federal Home Loan Mortgage Corp. G18002                                         5.00%      7/1/2019         5,807       5,879,669
Federal Home Loan Mortgage Corp. G18009                                         5.00%      9/1/2019         3,771       3,817,519
Federal Home Loan Mortgage Corp. G18053                                         5.00%      5/1/2020        11,860      12,008,991
Federal National Mortgage Assoc.                                               3.909%#    11/1/2034         4,929       4,921,644
Federal National Mortgage Assoc.                                                4.50%           TBA         4,980       4,958,213
Federal National Mortgage Assoc.                                               4.539%#     2/1/2034         5,310       5,333,349
Federal National Mortgage Assoc.                                                5.00%           TBA        18,565      18,501,174
Federal National Mortgage Assoc.                                                5.50%           TBA        76,595      77,648,181
Federal National Mortgage Assoc.                                                5.50%     11/1/2025         1,553       1,575,877
Federal National Mortgage Assoc.                                                5.50%     10/1/2034         9,498       9,637,412
Federal National Mortgage Assoc.                                                5.50%     11/1/2034        14,214      14,423,126
Federal National Mortgage Assoc.                                                5.50%      2/1/2035         5,536       5,617,089
Federal National Mortgage Assoc.                                                5.50%      3/1/2035        32,822      33,306,690
Federal National Mortgage Assoc.                                                6.50%           TBA       102,325     106,322,019
Federal National Mortgage Assoc.                                               6.715%     10/1/2005         2,550       2,551,706
                                                                                                                    -------------
TOTAL                                                                                                                 569,099,663
                                                                                                                    -------------

PASS-THROUGH AGENCY 0.38%
Government National Mortgage Assoc.                                             7.00%     8/15/2027         3,107       3,300,413
                                                                                                                    -------------

U.S. TREASURY OBLIGATIONS 29.06%
U.S. Treasury Bond                                                              5.25%     2/15/2029        27,339      30,721,135
U.S. Treasury Note                                                             3.125%     1/31/2007        85,096      84,514,369
U.S. Treasury Note                                                             3.125%     5/15/2007         2,638       2,616,155
U.S. Treasury Note                                                              3.50%    12/15/2009         8,402       8,318,971

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND MAY 31, 2005

                                                                                                        PRINCIPAL
                                                                            INTEREST       MATURITY        AMOUNT
INVESTMENTS                                                                     RATE           DATE         (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Note                                                              4.25%     8/15/2013   $    26,097   $    26,690,315
U.S. Treasury Note                                                             4.875%     2/15/2012        25,593        27,184,578
U.S. Treasury Note                                                              5.00%     8/15/2011        15,197        16,196,096
U.S. Treasury Strips                                                     Zero Coupon      8/15/2020        88,675        45,478,304
U.S. Treasury Strips                                                     Zero Coupon     11/15/2027        34,861        12,805,491
                                                                                                                    ---------------
TOTAL                                                                                                                   254,525,414
                                                                                                                    ---------------
TOTAL LONG-TERM INVESTMENTS (Cost $939,106,299)                                                                         958,991,209
                                                                                                                    ===============
SHORT-TERM INVESTMENTS 23.31%

REPURCHASE AGREEMENTS 23.31%

Repurchase Agreement dated 5/31/2005, 3.02% due 6/1/2005 with
Morgan Stanley collateralized by $198,750,000 of Federal Home
Loan Mortgage Corp. at 5.00% due 1/30/2014 and $4,690,000 of Federal
National Mortgage Assoc. at 5.50% due 2/15/2006; value: $204,352,886;
proceeds: $203,137,040                                                                                    203,120       203,120,000

Repurchase Agreement dated 5/31/2005, 2.46% due 6/1/2005 with
State Street Bank & Trust Co. collateralized by $1,000,000 of
Federal Home Loan Bank at 6.00% due 11/15/2024; value: $1,007,500;
proceeds: $986,041                                                                                            986           985,974
                                                                                                                    ---------------
TOTAL SHORT-TERM INVESTMENTS (Cost $204,105,974)                                                                        204,105,974
                                                                                                                    ===============
TOTAL INVESTMENTS IN SECURITIES 132.81% (Cost $1,143,212,273)                                                         1,163,097,183
                                                                                                                    ===============
LIABILITIES IN EXCESS OF OTHER ASSETS (32.81%)                                                                         (287,354,733)
                                                                                                                    ---------------
NET ASSETS 100.00%                                                                                                  $   875,742,450
                                                                                                                    ===============

  # Variable rate security. The interest rate represents the rate at May 31, 2005.
(a)  Amount represents less than $1,000.
(b) IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with interest only securities. Unlike interest only securities, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount therefore appear unusually large.
 IO  Interest Only.
 PO  Principal Only.
TBA To be announced. Securities purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
MAY 31, 2005

                                                                                         BALANCED      CONVERTIBLE
                                                                                             FUND             FUND
ASSETS:
   Investment in securities, at cost                                               $  904,212,828   $  186,818,372
------------------------------------------------------------------------------------------------------------------
   Investment in securities, at value                                              $  948,262,822   $  196,860,466
   Repurchase agreement, at cost and value                                             37,090,441        2,373,988
   Receivables:
     Interest and dividends                                                               437,825        1,059,439
     Investment securities sold                                                                 -        3,551,168
     Capital shares sold                                                                4,346,634          451,907
     From affiliates                                                                       47,756                -
   Prepaid expenses and other assets                                                      108,509           71,696
------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                                       990,293,987      204,368,664
------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                                                            -        3,947,686
     Capital shares reacquired                                                          1,211,632          920,810
     Management fee                                                                             -          115,746
     12b-1 distribution fees                                                              377,331           97,316
     Fund administration                                                                        -            6,614
     Trustees' fees                                                                        22,199            4,665
   Accrued expenses and other liabilities                                                  64,301           51,265
------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                                    1,675,463        5,144,102
==================================================================================================================
NET ASSETS                                                                         $  988,618,524   $  199,224,562
==================================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                                    $  941,988,623   $  196,099,438
Undistributed (distributions in excess of) net investment income                        1,888,689       (2,087,820)
Accumulated net realized gain (loss) on investments                                       691,218       (4,829,150)
Net unrealized appreciation on investments                                             44,049,994       10,042,094
------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                         $  988,618,524   $  199,224,562
==================================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                                     $  791,379,610   $   90,938,939
Class B Shares                                                                     $   95,183,913   $   16,568,437
Class C Shares                                                                     $  100,104,974   $   68,071,084
Class P Shares                                                                     $    1,464,627   $      180,186
Class Y Shares                                                                     $      485,400   $   23,465,916
OUTSTANDING SHARES BY CLASS (UNLIMITED NUMBER OF
   AUTHORIZED SHARES OF BENEFICIAL INTEREST):
Class A Shares                                                                         70,178,764        8,255,918
Class B Shares                                                                          8,448,849        1,509,300
Class C Shares                                                                          8,895,817        6,205,462
Class P Shares                                                                            130,145           16,327
Class Y Shares                                                                             43,027        2,123,774
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                                     $        11.28   $        11.02
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 5.75% and 4.75%, respectively)            $        11.97   $        11.57
Class B Shares-Net asset value                                                     $        11.27   $        10.98
Class C Shares-Net asset value                                                     $        11.25   $        10.97
Class P Shares-Net asset value                                                     $        11.25   $        11.04
Class Y Shares-Net asset value                                                     $        11.28   $        11.05

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)(CONCLUDED)
MAY 31, 2005

                                                                                           LIMITED DURATION
                                                                                         U.S. GOV'T & GOV'T   U.S. GOV'T & GOV'T
                                                                            HIGH YIELD            SPONSORED            SPONSORED
                                                                                  FUND     ENTERPRISES FUND     ENTERPRISES FUND
ASSETS:
   Investment in securities, at cost                                    $  187,754,596   $      172,626,301   $      939,106,299
--------------------------------------------------------------------------------------------------------------------------------
   Investment in securities, at value                                   $  188,160,316   $      172,772,348   $      958,991,209
   Repurchase agreement, at cost and value                                   8,667,390            2,155,115          204,105,974
   Receivables:
     Interest and dividends                                                  4,232,663            1,590,250            4,846,486
     Investment securities sold                                                      -            8,055,506           78,302,888
     Capital shares sold                                                     1,883,951              841,574              225,742
     From advisor                                                                    -               20,213               70,159
   Prepaid expenses and other assets                                            42,622               19,404               25,402
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                            202,986,942          185,454,410        1,246,567,860
================================================================================================================================
LIABILITIES:
   Payables:
     Investment securities purchased                                         3,448,322           37,402,460          363,401,181
     Capital shares reacquired                                                 499,026              427,308            2,489,861
     Management fee                                                             98,269               43,510              374,111
     12b-1 distribution fees                                                    98,621               79,177              337,096
     Fund administration                                                         6,608                4,996               29,964
     Trustees' fees                                                             26,530               11,273            1,129,506
     To bank - foreign cash, at value (cost $199)                                  199                    -                    -
     Dividends payable                                                               -              359,978            2,455,067
   Accrued expenses and other liabilities                                       54,747               48,928              608,624
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                         4,232,322           38,377,630          370,825,410
================================================================================================================================
NET ASSETS                                                              $  198,754,620   $      147,076,780   $      875,742,450
================================================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                         $  199,590,880   $      153,906,921   $    1,002,051,555
Distributions in excess of net investment income                              (309,673)            (582,386)          (3,868,081)
Accumulated net realized loss on investments and futures and
   foreign currency related transactions                                      (930,595)          (6,393,802)        (142,325,934)
Net unrealized appreciation on investments and futures and
   translation of assets and liabilities denominated in
   foreign currency                                                            404,008              146,047           19,884,910
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                              $  198,754,620   $      147,076,780   $      875,742,450
================================================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                          $  106,284,617   $       88,024,455   $      754,618,619
Class B Shares                                                          $   43,646,900   $        7,152,900   $       51,624,583
Class C Shares                                                          $   38,168,488   $       51,538,276   $       68,122,158
Class P Shares                                                          $        5,377                    -                    -
Class Y Shares                                                          $   10,649,238   $          361,149   $        1,377,090
OUTSTANDING SHARES BY CLASS (UNLIMITED NUMBER OF
   AUTHORIZED SHARES OF BENEFICIAL INTEREST):
Class A Shares                                                              13,178,041           20,125,609          286,265,723
Class B Shares                                                               5,428,773            1,632,275           19,590,711
Class C Shares                                                               4,748,806           11,706,470           25,752,717
Class P Shares                                                                 665.181                    -                    -
Class Y Shares                                                               1,319,809               82,565              522,472
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   SHARE (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                          $         8.07   $             4.37   $             2.64
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 4.75%, 3.25%
    and 4.75%, respectively)                                            $         8.47   $             4.52   $             2.77
Class B Shares-Net asset value                                          $         8.04   $             4.38   $             2.64
Class C Shares-Net asset value                                          $         8.04   $             4.40   $             2.65
Class P Shares-Net asset value                                          $         8.08                    -                    -
Class Y Shares-Net asset value                                          $         8.07   $             4.37   $             2.64

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 2005

                                                                                        BALANCED      CONVERTIBLE
                                                                                            FUND             FUND
INVESTMENT INCOME:
Dividends                                                                         $   15,716,372   $    1,157,997
Interest                                                                                 363,843           11,073
-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                               16,080,215        1,169,070
-----------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                                           463,534          688,841
12b-1 distribution plan-Class A                                                        1,311,640          158,341
12b-1 distribution plan-Class B                                                          448,506           77,940
12b-1 distribution plan-Class C                                                          453,135          358,159
12b-1 distribution plan-Class P                                                            2,297              340
Shareholder servicing                                                                    530,135          119,652
Professional                                                                              35,993           16,627
Reports to shareholders                                                                   44,876            6,461
Fund administration                                                                            -           39,362
Custody                                                                                   11,999           23,248
Trustees' fees                                                                            26,977            5,596
Registration                                                                              24,655            9,944
Other                                                                                      7,431            2,253
-----------------------------------------------------------------------------------------------------------------
Gross expenses                                                                         3,361,178        1,506,764
   Expense reductions (See Note 7)                                                        (6,918)          (3,967)
   Expenses assumed by Underlying Funds (See Note 3)                                    (675,148)               -
   Management fee waived (See Note 3)                                                   (463,534)               -
-----------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                           2,215,578        1,502,797
-----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                          13,864,637         (333,727)
-----------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Capital gains received from Underlying Funds                                             813,122                -
Net realized gain (loss) on investments                                                        -       (1,341,433)
Net change in unrealized appreciation (depreciation) on investments                  (12,310,706)         475,797
=================================================================================================================
NET REALIZED AND UNREALIZED LOSS                                                     (11,497,584)        (865,636)
=================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   $    2,367,053   $   (1,199,363)
=================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (UNAUDITED)(CONCLUDED)
FOR THE SIX MONTHS ENDED MAY 31, 2005

                                                                                           LIMITED DURATION
                                                                                         U.S. GOV'T & GOV'T   U.S. GOV'T & GOV'T
                                                                            HIGH YIELD            SPONSORED            SPONSORED
                                                                                  FUND     ENTERPRISES FUND     ENTERPRISES FUND
INVESTMENT INCOME:
Dividends                                                               $       38,281   $                -   $                -
Interest                                                                     7,938,872            2,757,877           20,368,925
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                      7,977,153            2,757,877           20,368,925
--------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                                 622,523              294,651            2,239,839
12b-1 distribution plan-Class A                                                186,840              152,197            1,343,478
12b-1 distribution plan-Class B                                                235,411               33,064              274,540
12b-1 distribution plan-Class C                                                216,016              269,094              354,477
12b-1 distribution plan-Class P                                                      7                    -                    -
Shareholder servicing                                                          118,696              117,201              622,327
Professional                                                                    17,281               16,076               51,349
Reports to shareholders                                                         12,467               13,650               54,782
Fund administration                                                             41,501               29,465              179,187
Custody                                                                         11,841               13,558               41,756
Trustees' fees                                                                   6,639                5,155               32,449
Registration                                                                    11,820                6,836                8,991
Other                                                                            3,269               11,581                9,035
--------------------------------------------------------------------------------------------------------------------------------
Gross expenses                                                               1,484,311              962,528            5,212,210
   Expense reductions (See Note 7)                                              (2,909)              (2,450)             (11,067)
   Expenses assumed by advisor (See Note 3)                                          -             (101,813)            (316,294)
--------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                 1,481,402              858,265            4,884,849
--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                        6,495,751            1,899,612           15,484,076
--------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, futures contracts and foreign
   currency related transactions                                             2,789,398             (812,926)           1,066,270
Net realized gain (loss) on short positions                                          -                    -                6,813
Net change in unrealized appreciation (depreciation) on investments, futures contracts and translation of assets and liabilities
   denominated in foreign currencies                                       (10,118,547)             280,462           10,797,033
================================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)                                     (7,329,149)            (532,464)          11,870,116
================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                            $     (833,398)  $        1,367,148   $       27,354,192
================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 2005

                                                                                                  BALANCED       CONVERTIBLE
INCREASE IN NET ASSETS                                                                                FUND              FUND
OPERATIONS:
Net investment income (loss)                                                                $   13,864,637    $     (333,727)
Capital gains received from Underlying Funds                                                       813,122                 -
Net realized gain (loss) on investments                                                                  -        (1,341,433)
Net change in unrealized appreciation (depreciation) on investments                            (12,310,706)          475,797
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  2,367,053        (1,199,363)
============================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                                     (12,875,226)       (1,393,542)
   Class B                                                                                      (1,279,253)         (190,670)
   Class C                                                                                      (1,286,385)         (905,152)
   Class P                                                                                         (15,985)           (2,012)
   Class Y                                                                                          (9,054)         (314,369)
Net realized gain
   Class A                                                                                      (6,125,275)                -
   Class B                                                                                        (737,921)                -
   Class C                                                                                        (718,198)                -
   Class P                                                                                          (6,321)                -
   Class Y                                                                                          (3,796)                -
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                            (23,057,414)       (2,805,745)
============================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                                              175,259,049        42,521,288
Reinvestment of distributions                                                                   21,550,433         1,773,011
Cost of shares reacquired                                                                      (60,013,199)      (28,266,642)
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS                           136,796,283        16,027,657
============================================================================================================================
NET INCREASE IN NET ASSETS                                                                     116,105,922        12,022,549
============================================================================================================================
NET ASSETS:
Beginning of period                                                                            872,512,602       187,202,013
----------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                                               $  988,618,524    $  199,224,562
============================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME                            $    1,888,689    $   (2,087,820)
============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FOR THE SIX MONTHS ENDED MAY 31, 2005

                                                                                              LIMITED DURATION
                                                                                            U.S. GOV'T & GOV'T   U.S. GOV'T & GOV'T
                                                                               HIGH YIELD            SPONSORED            SPONSORED
DECREASE IN NET ASSETS                                                               FUND     ENTERPRISES FUND     ENTERPRISES FUND
OPERATIONS:
Net investment income                                                      $    6,495,751   $        1,899,612   $       15,484,076
Net realized gain (loss) on investments, futures contracts and foreign
   currency related transactions                                                2,789,398             (812,926)           1,073,083
Net change in unrealized appreciation (depreciation) on investments and futures contracts and translation of assets and liabilities
   denominated in foreign currencies                                          (10,118,547)             280,462           10,797,033
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  (833,398)           1,367,148           27,354,192
===================================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                     (3,841,166)          (1,564,924)         (14,325,014)
   Class B                                                                     (1,551,498)             (98,629)            (844,354)
   Class C                                                                     (1,430,662)            (801,029)          (1,089,095)
   Class P                                                                            (88)                   -                    -
   Class Y                                                                       (362,722)              (6,776)             (27,613)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                            (7,186,136)          (2,471,358)         (16,286,076)
===================================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                              37,807,160           29,717,124           22,731,401
Reinvestment of distributions                                                   4,648,937            1,607,237           11,201,089
Cost of shares reacquired                                                     (46,970,843)         (36,953,986)         (93,638,121)
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS           (4,514,746)          (5,629,625)         (59,705,631)
===================================================================================================================================
NET DECREASE IN NET ASSETS                                                    (12,534,280)          (6,733,835)         (48,637,515)
===================================================================================================================================
NET ASSETS:
Beginning of period                                                           211,288,900          153,810,615          924,379,965
-----------------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                              $  198,754,620   $      147,076,780   $      875,742,450
===================================================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                           $     (309,673)  $         (582,386)  $       (3,868,081)
===================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FOR THE YEAR ENDED NOVEMBER 30, 2004

                                                                                                  BALANCED       CONVERTIBLE
INCREASE IN NET ASSETS                                                                                FUND              FUND
OPERATIONS:
Net investment income (loss)                                                                $   22,348,248    $     (117,462)
Capital gains received from Underlying Funds                                                     7,592,456                 -
Net realized gain (loss) on investments                                                                 74            28,576
Net change in unrealized appreciation (depreciation) on investments                             48,861,914         7,473,326
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                            78,802,692         7,384,440
============================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                                     (16,241,910)       (1,298,289)
   Class B                                                                                      (1,613,751)         (160,315)
   Class C                                                                                      (1,459,210)         (727,096)
   Class P                                                                                          (6,746)             (811)
   Class Y                                                                                            (954)         (139,001)
Net realized gain
   Class A                                                                                         (31,861)          (91,565)
   Class B                                                                                          (4,084)          (20,651)
   Class C                                                                                          (3,368)          (73,517)
   Class P                                                                                              (3)              (34)
   Class Y                                                                                               -            (4,315)
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                            (19,361,887)       (2,515,594)
============================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                                              380,864,497       157,305,594
Reinvestment of distributions                                                                   18,109,561         1,495,227
Cost of shares reacquired                                                                      (80,227,040)      (27,771,148)
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS                           318,747,018       131,029,673
============================================================================================================================
NET INCREASE IN NET ASSETS                                                                     378,187,823       135,898,519
============================================================================================================================
NET ASSETS:
Beginning of year                                                                              494,324,779        51,303,494
----------------------------------------------------------------------------------------------------------------------------
END OF YEAR                                                                                 $  872,512,602    $  187,202,013
============================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENT INCOME                             $    3,489,955    $    1,051,652
============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE YEAR ENDED NOVEMBER 30, 2004

                                                                                              LIMITED DURATION
                                                                                            U.S. GOV'T & GOV'T   U.S. GOV'T & GOV'T
                                                                               HIGH YIELD            SPONSORED            SPONSORED
DECREASE IN NET ASSETS                                                               FUND     ENTERPRISES FUND     ENTERPRISES FUND
OPERATIONS:
Net investment income                                                      $   14,317,292   $        2,841,217   $       25,630,873
Net realized gain (loss) on investments, futures contracts and foreign
   currency related transactions                                                7,817,320             (269,630)           9,597,686
Net change in unrealized appreciation (depreciation) on investments and futures contracts and translation of assets and liabilities
   denominated in foreign currencies                                           (1,243,736)            (249,020)             867,978
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           20,890,876            2,322,567           36,096,537
===================================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                     (8,105,821)          (2,774,734)         (32,027,690)
   Class B                                                                     (3,374,804)            (127,376)          (2,073,580)
   Class C                                                                     (3,411,712)          (1,605,729)          (2,452,558)
   Class P                                                                            (92)                   -                    -
   Class Y                                                                       (209,005)              (1,146)              (5,290)
Net realized gain
   Class A                                                                              -           (1,200,353)                   -
   Class B                                                                              -              (35,421)                   -
   Class C                                                                              -             (972,433)                   -
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                           (15,101,434)          (6,717,192)         (36,559,118)
===================================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                              68,026,904           70,560,045           43,741,507
Reinvestment of distributions                                                   8,986,347            4,084,785           24,848,545
Cost of shares reacquired                                                     (89,984,902)        (114,189,074)        (241,081,973)
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS          (12,971,651)         (39,544,244)        (172,491,921)
===================================================================================================================================
NET DECREASE IN NET ASSETS                                                     (7,182,209)         (43,938,869)        (172,954,502)
===================================================================================================================================
NET ASSETS:
Beginning of year                                                             218,471,109          197,749,484        1,097,334,467
-----------------------------------------------------------------------------------------------------------------------------------
END OF YEAR                                                                $  211,288,900   $      153,810,615   $      924,379,965
===================================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME           $      380,712   $          (10,640)  $       (3,066,081)
===================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CASH FLOWS (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 2005

                                                                                                        U.S. GOV'T & GOV'T
                                                                                                                 SPONSORED
INCREASE (DECREASE) IN CASH                                                                               ENTERPRISES FUND
CASH FLOWS PROVIDED BY (USED FOR) OPERATING ACTIVITIES:
     Net increase in net assets resulting from operations                                               $       25,830,913
==========================================================================================================================
   ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS FROM OPERATIONS TO NET CASH USED FOR
   OPERATING ACTIVITIES:
==========================================================================================================================
     Purchases of long-term portfolio investments                                                           (3,073,867,091)
     Proceeds from disposition of long-term portfolio investments and principal paydowns                     2,978,830,904
     Sales of short-term portfolio investments, net                                                            (10,016,330)
     Decrease in interest receivable                                                                               129,681
     Increase in receivable for investments sold                                                               (36,366,064)
     Increase in prepaid expenses and other assets                                                                 (91,039)
     Decrease in securities sold short                                                                         (24,679,258)
     Decrease in variation margin payable                                                                          (26,531)
     Decrease in payable for investments purchased                                                             226,497,143
     Decrease in investment advisory fee payable                                                                    (8,497)
     Decrease in fund administration fee payable                                                                   (16,647)
     Decrease in accrued expenses and other liabilities                                                            (41,502)
     Net amortization on investments                                                                            (1,063,663)
     Unrealized appreciation (depreciation) on investments and futures contracts related transactions          (10,797,033)
     Net realized gain (loss) on investments and futures contracts related transactions                         (1,052,234)
==========================================================================================================================
   NET CASH USED FOR OPERATING ACTIVITIES                                                                       73,262,752
==========================================================================================================================
CASH FLOWS PROVIDED BY (USED FOR) FINANCING ACTIVITIES:
     Proceeds from shares sold                                                                                  22,576,886
     Payment on shares redeemed                                                                                (92,113,170)
     Cash dividends paid                                                                                        (5,249,747)
     Net cash provided by dollar roll transactions                                                               1,523,279
==========================================================================================================================
   NET CASH USED FOR FINANCING ACTIVITIES                                                                      (73,262,752)
==========================================================================================================================
==========================================================================================================================
   NET INCREASE (DECREASE) IN CASH                                                                                       0
==========================================================================================================================
   CASH AT BEGINNING OF PERIOD                                                                                           0
   CASH AT END OF PERIOD                                                                                $                0

Supplemental disclosure of cash flow information:

     Non cash financing activities not included herein consist of reinvestment of distributions of $11,201,089.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
BALANCED FUND

                                                   SIX MONTHS
                                                      ENDED                                YEAR ENDED 11/30
                                                    5/31/2005      ----------------------------------------------------------------
                                                   (UNAUDITED)        2004           2003         2002         2001         2000
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD               $     11.53     $    10.58     $     9.67   $    10.80   $    11.64   $    12.34
                                                   ===========     ==========     ==========   ==========   ==========   ==========

Investment operations:
   Net investment income(b)                                .18            .37            .35          .42          .52          .58
   Net realized and unrealized gain (loss)                (.13)           .91           1.04        (1.14)        (.26)        (.01)
                                                   -----------     ----------     ----------   ----------   ----------   ----------

     Total from investment operations                      .05           1.28           1.39         (.72)         .26          .57
                                                   -----------     ----------     ----------   ----------   ----------   ----------

Distributions to shareholders from:
  Net investment income                                   (.20)          (.33)          (.32)        (.41)        (.56)        (.60)
  Paid-in capital                                            -              -              -            -         (.05)           -
  Net realized gain                                       (.10)             -(e)        (.16)           -         (.49)        (.67)
                                                   -----------     ----------     ----------   ----------   ----------   ----------

    Total distributions                                   (.30)          (.33)          (.48)        (.41)       (1.10)       (1.27)
                                                   -----------     ----------     ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                     $     11.28     $    11.53     $    10.58   $     9.67   $    10.80   $    11.64
                                                   ===========     ==========     ==========   ==========   ==========   ==========

Total Return(c)                                            .40%(d)      12.29%         15.19%       (6.76)%       2.24%        4.85%

RATIOS TO AVERAGE NET ASSETS*:
  Expenses, including reductions, expenses
    assumed, and waiver                                    .18%(d)        .37%           .40%         .38%         .32%         .36%
  Expenses, excluding reductions, expenses
    assumed, and waiver                                    .30%(d)        .80%          1.40%        1.39%        1.47%        1.51%
  Net investment income                                   1.55%(d)       3.35%          3.50%        4.19%        4.72%        4.94%

                                                   SIX MONTHS
                                                      ENDED                                YEAR ENDED 11/30
                                                    5/31/2005      ----------------------------------------------------------------
SUPPLEMENTAL DATA:                                 (UNAUDITED)        2004           2003         2002         2001         2000
-----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                  $   791,380     $  704,342     $  399,266   $  154,128   $   98,032   $   75,360
  Portfolio turnover rate                                  .00%           .00%           .00%         .00%       30.69%        3.86%

                       SEE NOTES TO FINANCIAL STATEMENTS.

BALANCED FUND

                                                   SIX MONTHS
                                                      ENDED                                YEAR ENDED 11/30
                                                    5/31/2005      ----------------------------------------------------------------
                                                   (UNAUDITED)        2004           2003         2002         2001         2000
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD               $     11.52     $    10.57     $     9.67   $    10.79   $    11.63   $    12.32
                                                   ===========     ==========     ==========   ==========   ==========   ==========

Investment operations:
  Net investment income(b)                                 .14            .30            .28          .36          .46          .53
  Net realized and unrealized gain (loss)                 (.12)           .91           1.05        (1.14)        (.28)        (.04)
                                                   -----------     ----------     ----------   ----------   ----------   ----------

    Total from investment operations                       .02           1.21           1.33         (.78)         .18          .49
                                                   -----------     ----------     ----------   ----------   ----------   ----------
Distributions to shareholders from:
  Net investment income                                   (.17)          (.26)          (.27)        (.34)        (.48)        (.51)
  Paid-in capital                                            -              -              -            -         (.05)           -
  Net realized gain                                       (.10)             -(e)        (.16)           -         (.49)        (.67)
                                                   -----------     ----------     ----------   ----------   ----------   ----------

    Total distributions                                   (.27)          (.26)          (.43)        (.34)       (1.02)       (1.18)
                                                   -----------     ----------     ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                     $     11.27     $    11.52     $    10.57   $     9.67   $    10.79   $    11.63
                                                   ===========     ==========     ==========   ==========   ==========   ==========

Total Return(c)                                            .10%(d)      11.64%         14.40%       (7.32)%       1.54%        4.22%

RATIOS TO AVERAGE NET ASSETS*:
  Expenses, including reductions, expenses
    assumed, and waiver                                    .50%(d)       1.01%          1.04%        1.00%        1.00%        1.00%
  Expenses, excluding reductions, expenses
    assumed, and waiver                                    .62%(d)       1.50%          2.04%        2.01%        2.15%        2.15%
  Net investment income                                   1.23%(d)       2.68%          2.86%        3.57%        4.16%        4.52%

                                                   SIX MONTHS
                                                      ENDED                                YEAR ENDED 11/30
                                                    5/31/2005      ----------------------------------------------------------------
SUPPLEMENTAL DATA:                                 (UNAUDITED)        2004           2003         2002         2001         2000
-----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                  $    95,184     $   84,783     $   52,943   $   29,415   $   22,837   $   15,527
  Portfolio turnover rate                                  .00%           .00%           .00%         .00%       30.69%        3.86%

                       SEE NOTES TO FINANCIAL STATEMENTS.

BALANCED FUND

                                                   SIX MONTHS
                                                      ENDED                                YEAR ENDED 11/30
                                                    5/31/2005      ----------------------------------------------------------------
                                                   (UNAUDITED)        2004           2003         2002         2001         2000
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD               $     11.51     $    10.56     $     9.66   $    10.80   $    11.61   $    12.31
                                                   ===========     ==========     ==========   ==========   ==========   ==========

Investment operations:
  Net investment income(b)                                 .14            .30            .28          .36          .45          .50
  Net realized and unrealized gain (loss)                 (.13)           .92           1.05        (1.14)        (.24)        (.02)
                                                   -----------     ----------     ----------   ----------   ----------   ----------

    Total from investment operations                       .01           1.22           1.33         (.78)         .21          .48
                                                   -----------     ----------     ----------   ----------   ----------   ----------
Distributions to shareholders from:
  Net investment income                                   (.17)          (.27)          (.27)        (.36)        (.48)        (.51)
  Paid-in capital                                            -              -              -            -         (.05)           -
  Net realized gain                                       (.10)             -(e)        (.16)           -         (.49)        (.67)
                                                   -----------     ----------     ----------   ----------   ----------   ----------

    Total distributions                                   (.27)          (.27)          (.43)        (.36)       (1.02)       (1.18)
                                                   -----------     ----------     ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                     $     11.25     $    11.51     $    10.56   $     9.66   $    10.80   $    11.61
                                                   ===========     ==========     ==========   ==========   ==========   ==========

Total Return(c)                                            .01%(d)      11.68%         14.39%       (7.33)%       1.81%        4.12%

RATIOS TO AVERAGE NET ASSETS*:
  Expenses, including reductions, expenses
    assumed, and waiver                                    .50%(d)       1.01%          1.04%         .98%         .82%        1.00%
  Expenses, excluding reductions, expenses
    assumed, and waiver                                    .62%(d)       1.49%          2.04%        1.99%        1.97%        2.15%
  Net investment income                                   1.23%(d)       2.75%          2.86%        3.59%        4.10%        4.28%

                                                   SIX MONTHS
                                                      ENDED                                YEAR ENDED 11/30
                                                    5/31/2005      ----------------------------------------------------------------
SUPPLEMENTAL DATA:                                 (UNAUDITED)        2004           2003         2002         2001         2000
-----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                  $   100,105     $   82,232     $   42,090   $   23,968   $   19,835   $   15,778
  Portfolio turnover rate                                  .00%           .00%           .00%         .00%       30.69%        3.86%

                       SEE NOTES TO FINANCIAL STATEMENTS.

BALANCED FUND

                                                                             SIX MONTHS
                                                                               ENDED                             12/31/2002(a)
                                                                             5/31/2005          YEAR ENDED            TO
                                                                            (UNAUDITED)         11/30/2004        11/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                       $       11.51      $       10.57      $        9.15
                                                                           =============      =============      =============

Investment operations:
  Net investment income(b)                                                           .17                .51                .34
  Net realized and unrealized gain (loss)                                           (.13)               .76               1.34
                                                                           -------------      -------------      -------------

    Total from investment operations                                                 .04               1.27               1.68
                                                                           -------------      -------------      -------------
Distributions to shareholders from:
  Net investment income                                                             (.20)              (.33)              (.26)
  Net realized gain                                                                 (.10)                 -(e)               -
                                                                           -------------      -------------      -------------

    Total distributions                                                             (.30)              (.33)              (.26)
                                                                           -------------      -------------      -------------
NET ASSET VALUE, END OF PERIOD                                             $       11.25      $       11.51      $       10.57
                                                                           =============      =============      =============

Total Return(c)                                                                      .29%(d)          12.21%             18.69%(d)

RATIOS TO AVERAGE NET ASSETS*:
  Expenses, including reductions, expenses assumed, and waiver                       .22%(d)            .45%               .45%(d)+
  Expenses, excluding reductions, expenses assumed, and waiver                       .34%(d)            .83%              1.36%(d)+
  Net investment income                                                             1.47%(d)           4.63%              3.12%(d)+

                                                                            SIX MONTHS
                                                                               ENDED                             12/31/2002(c)
                                                                             5/31/2005          YEAR ENDED            TO
SUPPLEMENTAL DATA:                                                          (UNAUDITED)         11/30/2004        11/30/2003
------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)                                         $       1,465      $         715      $          26
   Portfolio turnover rate                                                           .00%               .00%               .00%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
BALANCED FUND

                                                                                               SIX MONTHS
                                                                                                  ENDED          10/20/2004(a)
                                                                                                5/31/2005             TO
                                                                                               (UNAUDITED)        11/30/2004
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                                          $       11.53      $       11.01
                                                                                              -------------      -------------

Investment operations:
  Net investment income(b)                                                                              .20                .14
  Net realized and unrealized gain (loss)                                                              (.13)               .41
                                                                                              -------------      -------------

    Total from investment operations                                                                    .07                .55
                                                                                              -------------      -------------
Distributions to shareholders from:
  Net investment income                                                                                (.22)              (.03)
  Net realized gain                                                                                    (.10)                 -
                                                                                              -------------      -------------

    Total distributions                                                                                (.32)              (.03)
                                                                                              -------------      -------------
NET ASSET VALUE, END OF PERIOD                                                                $       11.28      $       11.53
                                                                                              =============      =============

Total Return(c)                                                                                         .57%(d)           4.95%(d)

RATIOS TO AVERAGE NET ASSETS*:
  Expenses, including reductions, expenses assumed, and waiver                                          .00%(d)            .00%*(d)
  Expenses, excluding reductions, expenses assumed, and waiver                                          .12%(d)            .05%*(d)
  Net investment income                                                                                1.72%(d)           1.23%(d)

                                                                                               SIX MONTHS
                                                                                                  ENDED          10/20/2004(a)
                                                                                                5/31/2005             TO
SUPPLEMENTAL DATA:                                                                             (UNAUDITED)        11/30/2004
------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)                                                            $         485      $         441
   Portfolio turnover rate                                                                              .00%               .00%

  * Does not include expenses of the Underlying Funds in which the Fund invests. + The ratios have been determined on a Fund basis.
(a) Commencement of offering of class shares.
(b) Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d) Not annualized.
(e) Amount is less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
CONVERTIBLE FUND

                                                                            SIX MONTHS
                                                                               ENDED                            6/23/2003(a)
                                                                             5/31/2005          YEAR ENDED          TO
                                                                            (UNAUDITED)         11/30/2004       11/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                       $       11.23      $       10.76    $       10.00
                                                                           =============      =============    =============

  Unrealized depreciation on investments                                                                                (.02)
                                                                                                               -------------
NET ASSET VALUE ON SEC EFFECTIVE DATE, JUNE 30, 2003                                                           $        9.98
                                                                                                               =============

Investment operations:
  Net investment income(b)                                                             -                .02              .05
  Net realized and unrealized gain (loss)                                           (.03)               .71              .75
                                                                           -------------      -------------    -------------

    Total from investment operations                                                (.03)               .73              .80
                                                                           -------------      -------------    -------------

Distributions to shareholders from:
  Net investment income                                                             (.18)              (.23)            (.02)
  Net realized gain                                                                    -               (.03)               -
                                                                           -------------      -------------    -------------

    Total distributions                                                             (.18)              (.26)            (.02)
                                                                           -------------      -------------    -------------
NET ASSET VALUE, END OF PERIOD                                             $       11.02      $       11.23    $       10.76
                                                                           =============      =============    =============

Total Return(c)                                                                                                         (.20)%(d)(e)
Total Return(c)                                                                     (.34)%(d)          6.94%            7.99%(d)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including reductions and expenses assumed                                .64%(d)           1.28%             .56%(d)+
  Expenses, excluding reductions and expenses assumed                                .64%(d)           1.36%            1.12%(d)+
  Net investment income (loss)                                                      (.04)%(d)           .19%             .50%(d)+

                                                                            SIX MONTHS
                                                                               ENDED                            6/23/2003(a)
                                                                             5/31/2005         YEAR ENDED            TO
SUPPLEMENTAL DATA:                                                          (UNAUDITED)        11/30/2004       11/30/2003
----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                          $      90,939      $      87,706    $      24,445
  Portfolio turnover rate                                                          45.58%             80.60%           44.97%

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONVERTIBLE FUND

                                                                            SIX MONTHS
                                                                               ENDED                            6/23/2003(a)
                                                                             5/31/2005         YEAR ENDED           TO
                                                                            (UNAUDITED)        11/30/2004       11/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                       $       11.19      $       10.73    $       10.00
                                                                           =============      =============    =============

  Unrealized depreciation on investments                                                                                (.02)
                                                                                                               -------------
NET ASSET VALUE ON SEC EFFECTIVE DATE, JUNE 30, 2003                                                           $        9.98
                                                                                                               =============

Investment operations:
  Net investment income (loss)(b)                                                   (.04)              (.05)             .02
  Net realized and unrealized gain (loss)                                           (.03)               .70              .74
                                                                           -------------      -------------    -------------

    Total from investment operations                                                (.07)               .65              .76
                                                                           -------------      -------------    -------------

Distributions to shareholders from:
  Net investment income                                                             (.14)              (.16)            (.01)
  Net realized gain                                                                    -               (.03)               -
                                                                           -------------      -------------    -------------

    Total distributions                                                             (.14)              (.19)            (.01)
                                                                           -------------      -------------    -------------
NET ASSET VALUE, END OF PERIOD                                             $       10.98      $       11.19    $       10.73
                                                                           =============      =============    =============

Total Return(c)                                                                                                         (.20)%(d)(e)
Total Return(c)                                                                     (.65)%(d)          6.20%            7.64%(d)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including reductions and expenses assumed                                .96%(d)           1.90%             .84%(d)+
  Expenses, excluding reductions and expenses assumed                                .96%(d)           1.98%            1.42%(d)+
  Net investment income (loss)                                                      (.36)%(d)          (.42)%            .22%(d)+

                                                                             SIX MONTHS
                                                                               ENDED                            6/23/2003(a)
                                                                             5/31/2005          YEAR ENDED           TO
SUPPLEMENTAL DATA:                                                          (UNAUDITED)         11/30/2004       11/30/2003
----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                          $      16,569      $      14,920    $       5,860
  Portfolio turnover rate                                                          45.58%             80.60%           44.97%

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONVERTIBLE FUND

                                                                            SIX MONTHS
                                                                               ENDED                            6/23/2003(a)
                                                                             5/31/2005          YEAR ENDED           TO
                                                                            (UNAUDITED)         11/30/2004       11/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                       $       11.19      $       10.73    $       10.00
                                                                           =============      =============    =============

  Unrealized depreciation on investments                                                                                (.02)
                                                                                                               -------------
NET ASSET VALUE ON SEC EFFECTIVE DATE, JUNE 30, 2003                                                           $        9.98
                                                                                                               =============

Investment operations:
  Net investment income (loss)(b)                                                   (.04)              (.05)             .02
  Net realized and unrealized gain (loss)                                           (.04)               .71              .74
                                                                           -------------      -------------    -------------

    Total from investment operations                                                (.08)               .66              .76
                                                                           -------------      -------------    -------------

Distributions to shareholders from:
  Net investment income                                                             (.14)              (.17)            (.01)
  Net realized gain                                                                    -               (.03)               -
                                                                           -------------      -------------    -------------

    Total distributions                                                             (.14)              (.20)            (.01)
                                                                           -------------      -------------    -------------
NET ASSET VALUE, END OF PERIOD                                             $       10.97      $       11.19    $       10.73
                                                                           =============      =============    =============
Total Return(c)                                                                                                         (.20)%(d)(e)
Total Return(c)                                                                     (.74)%(d)          6.25%            7.66%(d)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including reductions and expenses assumed                                .96%(d)           1.90%             .84%(d)+
  Expenses, excluding reductions and expenses assumed                                .96%(d)           1.98%            1.42%(d)+
  Net investment income (loss)                                                      (.36)%(d)          (.43)%            .22%(d)+

                                                                            SIX MONTHS
                                                                               ENDED                            6/23/2003(a)
                                                                             5/31/2005          YEAR ENDED          TO
SUPPLEMENTAL DATA:                                                          (UNAUDITED)         11/30/2004       11/30/2003
----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                          $      68,071      $      70,592    $      19,952
  Portfolio turnover rate                                                          45.58%             80.60%           44.97%

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONVERTIBLE FUND

                                                                            SIX MONTHS
                                                                               ENDED                            6/23/2003(a)
                                                                             5/31/2005          YEAR ENDED           TO
                                                                            (UNAUDITED)         11/30/2004       11/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                       $       11.26      $       10.78    $       10.00
                                                                           =============      =============    =============

  Unrealized depreciation on investments                                                                                (.02)
                                                                                                               -------------
NET ASSET VALUE ON SEC EFFECTIVE DATE, JUNE 30, 2003                                                           $        9.98
                                                                                                               =============

Investment operations:
  Net investment income (loss)(b)                                                   (.01)               .02              .04
  Net realized and unrealized gain (loss)                                           (.04)               .70              .77
                                                                           -------------      -------------    -------------

    Total from investment operations                                                (.05)               .72              .81
                                                                           -------------      -------------    -------------

Distributions to shareholders from:
  Net investment income                                                             (.17)              (.21)            (.01)
  Net realized gain                                                                    -               (.03)               -
                                                                           -------------      -------------    -------------

    Total distributions                                                             (.17)              (.24)            (.01)
                                                                           -------------      -------------    -------------
NET ASSET VALUE, END OF PERIOD                                             $       11.04      $       11.26    $       10.78
                                                                           =============      =============    =============

Total Return(c)                                                                                                         (.20)%(d)(e)
Total Return(c)                                                                     (.44)%(d)          6.87%            8.13%(d)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including reductions and expenses assumed                                .68%(d)           1.37%             .60%(d)+
  Expenses, excluding reductions and expenses assumed                                .68%(d)           1.44%            1.18%(d)+
  Net investment income (loss)                                                      (.09)%(d)           .22%             .45%(d)+

                                                                            SIX MONTHS
                                                                               ENDED                            6/23/2003(a)
                                                                             5/31/2005          YEAR ENDED           TO
SUPPLEMENTAL DATA:                                                          (UNAUDITED)         11/30/2004       11/30/2003
----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                          $         180      $         110    $          11
  Portfolio turnover rate                                                          45.58%             80.60%           44.97%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
CONVERTIBLE FUND

                                                                            SIX MONTHS
                                                                               ENDED                           6/23/2003(a)
                                                                             5/31/2005          YEAR ENDED          TO
                                                                            (UNAUDITED)         11/30/2004      11/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                       $       11.27      $       10.79    $       10.00
                                                                           =============      =============    =============

  Unrealized depreciation on investments                                                                                (.02)
                                                                                                               -------------
NET ASSET VALUE ON SEC EFFECTIVE DATE, JUNE 30, 2003                                                           $        9.98
                                                                                                               =============

Investment operations:
  Net investment income(b)                                                           .02                .06              .02
  Net realized and unrealized gain (loss)                                           (.04)               .72              .81
                                                                           -------------      -------------    -------------

    Total from investment operations                                                (.02)               .78              .83
                                                                           -------------      -------------    -------------

Distributions to shareholders from:
  Net investment income                                                             (.20)              (.27)            (.02)
  Net realized gain                                                                    -               (.03)               -
                                                                           -------------      -------------    -------------

    Total distributions                                                             (.20)              (.30)            (.02)
                                                                           -------------      -------------    -------------
NET ASSET VALUE, END OF PERIOD                                             $       11.05      $       11.27    $       10.79
                                                                           =============      =============    =============

Total Return(c)                                                                                                         (.20)%(d)(e)
Total Return(c)                                                                     (.24)%(d)          7.36%            8.32%(d)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including reductions and expenses assumed                                .46%(d)            .93%             .41%(d)+
  Expenses, excluding reductions and expenses assumed                                .46%(d)            .99%            1.02%(d)+
  Net investment income                                                              .13%(d)            .55%             .65%(d)+

                                                                             SIX MONTHS
                                                                               ENDED                           6/23/2003(a)
                                                                             5/31/2005          YEAR ENDED          TO
SUPPLEMENTAL DATA:                                                          (UNAUDITED)         11/30/2004      11/30/2003
----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                          $      23,466      $      13,874    $       1,035
  Portfolio turnover rate                                                          45.58%             80.60%           44.97%

  + The ratios have been determined on a Fund basis.
(a) Commencement of investment operations; SEC effective date and date shares first became available to the public is 6/30/2003.
(b) Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d) Not annualized.
(e) Total return for the period 6/23/2003 through 6/30/2003.
(f) Total return for the period 6/30/2003 through 11/30/2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
HIGH YIELD FUND

                                                  SIX MONTHS
                                                     ENDED                                 YEAR ENDED 11/30
                                                   5/31/2005       ---------------------------------------------------------------
                                                  (UNAUDITED)         2004           2003         2002         2001         2000
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD              $      8.39      $     8.15     $     7.34   $     8.25   $     8.39   $    9.72
                                                  ===========      ==========     ==========   ==========   ==========   =========

Investment operations:
  Net investment income(a)                                .27(d)          .58            .62          .69          .79         .85
  Net realized and unrealized gain (loss)                (.29)            .27            .82         (.83)        (.04)      (1.25)
                                                  -----------      ----------     ----------   ----------   ----------   ---------

    Total from investment operations                     (.02)            .85           1.44         (.14)         .75        (.40)
                                                  -----------      ----------     ----------   ----------   ----------   ---------

Distributions to shareholders from:
  Net investment income                                  (.30)           (.61)          (.63)        (.73)        (.82)       (.93)
  Paid-in capital                                           -               -              -         (.04)        (.07)          -
                                                  -----------      ----------     ----------   ----------   ----------   ---------

    Total distributions                                  (.30)           (.61)          (.63)        (.77)        (.89)       (.93)
                                                  -----------      ----------     ----------   ----------   ----------   ---------
NET ASSET VALUE, END OF PERIOD                    $      8.07      $     8.39     $     8.15   $     7.34   $     8.25   $    8.39
                                                  ===========      ==========     ==========   ==========   ==========   =========

Total Return(b)                                          (.32)%(e)      10.97%         20.51%       (1.66)%       9.14%      (4.60)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including reductions and expenses
     assumed                                              .58%(e)        1.23%          1.22%        1.26%        1.33%        .86%
  Expenses, excluding reductions and expenses
     assumed                                              .58%(e)        1.23%          1.22%        1.26%        1.34%       1.37%
  Net investment income                                  3.26%(e)        7.15%          8.04%        9.04%        9.36%       9.18%

                                                  SIX MONTHS
                                                     ENDED                                 YEAR ENDED 11/30
                                                   5/31/2005       ----------------------------------------------------------------
SUPPLEMENTAL DATA:                                (UNAUDITED)         2004           2003         2002         2001         2000
-----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                 $   106,285      $  111,007     $  108,520   $   70,289   $   31,066   $   17,496
  Portfolio turnover rate                               64.79%         119.55%         72.69%       68.70%       93.11%       80.53%

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

                                                  SIX MONTHS
                                                     ENDED                                 YEAR ENDED 11/30
                                                   5/31/2005       ---------------------------------------------------------------
                                                  (UNAUDITED)         2004           2003         2002         2001         2000
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD              $      8.36      $     8.12     $     7.31   $     8.22   $     8.37   $    9.70
                                                  ===========      ==========     ==========   ==========   ==========   =========

Investment operations:
  Net investment income(a)                                .24(d)          .53            .57          .64          .74         .79
  Net realized and unrealized gain (loss)                (.29)            .27            .82         (.82)        (.05)      (1.24)
                                                  -----------      ----------     ----------   ----------   ----------   ---------

    Total from investment operations                     (.05)            .80           1.39         (.18)         .69        (.45)
                                                  -----------      ----------     ----------   ----------   ----------   ---------

Distributions to shareholders from:
  Net investment income                                  (.27)           (.56)          (.58)        (.69)        (.77)       (.88)
  Paid-in capital                                           -               -              -         (.04)        (.07)          -
                                                  -----------      ----------     ----------   ----------   ----------   ---------

    Total distributions                                  (.27)           (.56)          (.58)        (.73)        (.84)       (.88)
                                                  -----------      ----------     ----------   ----------   ----------   ---------
NET ASSET VALUE, END OF PERIOD                    $      8.04      $     8.36     $     8.12   $     7.31   $     8.22   $    8.37
                                                  ===========      ==========     ==========   ==========   ==========   =========

Total Return(b)                                          (.63)%(e)      10.32%         19.80%       (2.26)%       8.36%      (5.17)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including reductions and expenses
    assumed                                               .91%(e)        1.83%          1.83%        1.85%        1.96%       1.48%
  Expenses, excluding reductions and expenses
    assumed                                               .91%(e)        1.83%          1.83%        1.85%        1.97%       1.99%
  Net investment income                                  2.93%(e)        6.55%          7.43%        8.45%        8.74%       8.57%

                                                  SIX MONTHS
                                                     ENDED                                 YEAR ENDED 11/30
                                                   5/31/2005       ----------------------------------------------------------------
SUPPLEMENTAL DATA:                                (UNAUDITED)         2004           2003         2002         2001         2000
-----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                 $    43,647      $   49,635     $   49,953   $   29,320   $   16,375   $    8,633
  Portfolio turnover rate                               64.79%         119.55%         72.69%       68.70%       93.11%       80.53%

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

                                                  SIX MONTHS
                                                     ENDED                                YEAR ENDED 11/30
                                                   5/31/2005       ---------------------------------------------------------------
                                                  (UNAUDITED)         2004           2003         2002         2001         2000
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD              $      8.36      $     8.13     $     7.32   $     8.23   $     8.37   $    9.70
                                                  ===========      ==========     ==========   ==========   ==========   =========

Investment operations:
  Net investment income(a)                                .24(d)          .53            .57          .64          .74         .79
  Net realized and unrealized gain (loss)                (.29)            .27            .82         (.82)        (.04)      (1.24)
                                                  -----------      ----------     ----------   ----------   ----------   ---------

    Total from investment operations                     (.05)            .80           1.39         (.18)         .70        (.45)
                                                  -----------      ----------     ----------   ----------   ----------   ---------

Distributions to shareholders from:
  Net investment income                                  (.27)           (.57)          (.58)        (.69)        (.77)       (.88)
  Paid-in capital                                           -               -              -         (.04)        (.07)          -
                                                  -----------      ----------     ----------   ----------   ----------   ---------

    Total distributions                                  (.27)           (.57)          (.58)        (.73)        (.84)       (.88)
                                                  -----------      ----------     ----------   ----------   ----------   ---------
NET ASSET VALUE, END OF PERIOD                    $      8.04      $     8.36     $     8.13   $     7.32   $     8.23   $    8.37
                                                  ===========      ==========     ==========   ==========   ==========   =========

Total Return(b)                                          (.63)%(e)      10.28%         19.83%       (2.25)%       8.48%      (5.17)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including reductions and expenses
    assumed                                               .91%(e)        1.84%          1.83%        1.85%        1.96%       1.48%
  Expenses, excluding reductions and expenses
    assumed                                               .91%(e)        1.84%          1.83%        1.85%        1.97%       1.99%
  Net investment income                                  2.93%(e)        6.54%          7.43%        8.45%        8.71%       8.60%

                                                  SIX MONTHS
                                                     ENDED                                 YEAR ENDED 11/30
                                                   5/31/2005       ---------------------------------------------------------------
SUPPLEMENTAL DATA:                                (UNAUDITED)         2004           2003         2002         2001         2000
----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                 $    38,169      $   45,816     $   57,621   $   38,592   $   17,621   $   5,717
  Portfolio turnover rate                               64.79%         119.55%         72.69%       68.70%       93.11%      80.53%

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

                                                                             SIX MONTHS
                                                                               ENDED                             12/31/2002(c)
                                                                             5/31/2005          YEAR ENDED             TO
                                                                            (UNAUDITED)         11/30/2004         11/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                       $        8.39      $        8.15      $        7.37
                                                                           =============      =============      =============

Investment operations:
  Net investment income(a)                                                           .26(d)             .58                .58
  Net realized and unrealized gain (loss)                                           (.29)               .27                .72
                                                                           -------------      -------------      -------------

    Total from investment operations                                                (.03)               .85               1.30
                                                                           -------------      -------------      -------------

Distributions to shareholders from net investment income                            (.28)              (.61)              (.52)
                                                                           -------------      -------------      -------------
NET ASSET VALUE, END OF PERIOD                                             $        8.08      $        8.39      $        8.15
                                                                           =============      =============      =============

Total Return(b)                                                                     (.44)%(e)         10.95%             18.25%(e)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including reductions and expenses assumed                                .63%(e)           1.19%              1.17%(e)+
  Expenses, excluding reductions and expenses assumed                                .63%(e)           1.19%              1.17%(e)+
  Net investment income                                                             3.21%(e)           7.11%              7.30%(e)+

                                                                             SIX MONTHS
                                                                               ENDED                             12/31/2002(c)
                                                                             5/31/2005          YEAR ENDED             TO
SUPPLEMENTAL DATA:                                                          (UNAUDITED)         11/30/2004         11/30/2003
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                          $           5      $           1      $           1
  Portfolio turnover rate                                                          64.79%            119.55%             72.69%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
HIGH YIELD FUND

                                                   SIX MONTHS
                                                      ENDED                                YEAR ENDED 11/30
                                                    5/31/2005      ----------------------------------------------------------------
                                                   (UNAUDITED)        2004           2003         2002         2001         2000
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD               $      8.37     $     8.11     $     7.30   $     8.21   $     8.38   $    9.73
                                                   ===========     ==========     ==========   ==========   ==========   =========

Investment operations:
  Net investment income(a)                                 .28(d)         .61            .65          .69          .81         .88
  Net realized and unrealized gain (loss)                 (.29)           .28            .81         (.80)        (.06)      (1.25)
                                                   -----------     ----------     ----------   ----------   ----------   ---------

    Total from investment operations                      (.01)           .89           1.46         (.11)         .75        (.37)
                                                   -----------     ----------     ----------   ----------   ----------   ---------

Distributions to shareholders from:
  Net investment income                                   (.29)          (.63)          (.65)        (.75)        (.85)       (.98)
  Paid-in capital                                            -              -              -         (.05)        (.07)          -
                                                   -----------     ----------     ----------   ----------   ----------   ---------

    Total distributions                                   (.29)          (.63)          (.65)        (.80)        (.92)       (.98)
                                                   -----------     ----------     ----------   ----------   ----------   ---------
NET ASSET VALUE, END OF PERIOD                     $      8.07     $     8.37     $     8.11   $     7.30   $     8.21   $    8.38
                                                   ===========     ==========     ==========   ==========   ==========   =========

Total Return(b)                                           (.21)%(e)     11.50%         20.99%       (1.30)%       9.18%      (4.31)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including reductions and expenses
    assumed                                                .41%(e)        .84%           .83%         .85%         .96%        .48%
  Expenses, excluding reductions and expenses
    assumed                                                .41%(e)        .84%           .83%         .85%         .97%        .99%
  Net investment income                                   3.43%(e)       7.54%          8.43%        9.45%        9.75%       9.49%

                                                   SIX MONTHS
                                                      ENDED                                YEAR ENDED 11/30
                                                    5/31/2005      ---------------------------------------------------------------
SUPPLEMENTAL DATA:                                 (UNAUDITED)        2004           2003         2002         2001         2000
----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                  $    10,649     $    4,830     $    2,376   $    1,308   $        1   $       1
  Portfolio turnover rate                                64.79%        119.55%         72.69%       68.70%       93.11%      80.53%

  + The ratios have been determined on a Fund basis.
(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Commencement of offering of class shares.
(d) Interest expense is less than $.01.
(e) Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
LIMITED DURATION U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

                                                  SIX MONTHS
                                                     ENDED                                YEAR ENDED 11/30
                                                   5/31/2005       --------------------------------------------------------------
                                                  (UNAUDITED)         2004          2003          2002         2001        2000
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD              $      4.41     $     4.52    $     4.54    $     4.48   $     4.45    $   4.34
                                                  ===========     ==========    ==========    ==========   ==========    ========

Investment operations:
  Net investment income(b)                                .06            .09(d)        .06(d)        .12          .19(d)      .27(d)
  Net realized and unrealized gain (loss)                (.02)          (.02)          .05           .13          .17         .08
                                                  -----------     ----------    ----------    ----------   ----------    --------

    Total from investment operations                      .04            .07           .11           .25          .36         .35
                                                  -----------     ----------    ----------    ----------   ----------    --------

Distributions to shareholders from:
  Net investment income                                  (.08)          (.13)         (.12)         (.19)        (.33)       (.24)
  Net realized gain                                         -           (.05)         (.01)            -            -           -
                                                  -----------     ----------    ----------    ----------   ----------    --------

    Total distributions                                  (.08)          (.18)         (.13)         (.19)        (.33)       (.24)
                                                  -----------     ----------    ----------    ----------   ----------    --------
NET ASSET VALUE, END OF PERIOD                    $      4.37     $     4.41    $     4.52    $     4.54   $     4.48    $   4.45
                                                  ===========     ==========    ==========    ==========   ==========    ========

Total Return(c)                                           .90%(e)       1.63%         2.42%         5.59%        8.27%       8.03%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including reductions and expenses
    assumed                                               .45%(e)       1.15%          .98%          .78%         .94%        .29%
  Expenses, excluding reductions and expenses
    assumed                                               .52%(e)       1.15%          .98%          .78%         .95%        .91%
  Net investment income                                  1.42%(e)       1.93%         1.30%         2.72%        4.30%       6.27%

                                                  SIX MONTHS
                                                     ENDED                                  YEAR ENDED 11/30
                                                   5/31/2005      ---------------------------------------------------------------
SUPPLEMENTAL DATA:                                (UNAUDITED)        2004           2003         2002         2001         2000
---------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                 $    88,025     $   88,690    $  109,515    $   67,234   $   26,380    $  9,312
  Portfolio turnover rate                              127.95%        314.39%       463.24%       360.66%      564.26%     448.04%

                       SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

                                                                             SIX MONTHS
                                                                               ENDED                              5/2/2003(a)
                                                                             5/31/2005          YEAR ENDED            TO
                                                                            (UNAUDITED)         11/30/2004        11/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                       $        4.41      $        4.53      $        4.58
                                                                           =============      =============      =============

Investment operations:
  Net investment income(b)                                                           .05                .06(d)             .01(d)
  Net realized and unrealized loss                                                  (.01)              (.03)              (.02)
                                                                           -------------      -------------      -------------

    Total from investment operations                                                 .04                .03               (.01)
                                                                           -------------      -------------      -------------

Distributions to shareholders from:
  Net investment income                                                             (.07)              (.10)              (.04)
  Net realized gain                                                                    -               (.05)                 -
                                                                           -------------      -------------      -------------

    Total distributions                                                             (.07)              (.15)              (.04)
                                                                           -------------      -------------      -------------
NET ASSET VALUE, END OF PERIOD                                             $        4.38      $        4.41      $        4.53
                                                                           =============      =============      =============

Total Return(c)                                                                      .81%(e)            .80%              (.14)%(e)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including reductions and expenses
     assumed                                                                         .77%(e)           1.76%              1.00%(e)
  Expenses, excluding reductions and expenses
     assumed                                                                         .84%(e)           1.76%              1.00%(e)
  Net investment income                                                             1.10%(e)           1.37%               .33%(e)+

                                                                             SIX MONTHS
                                                                               ENDED                               5/2/2003(c)
                                                                             5/31/2005          YEAR ENDED             TO
SUPPLEMENTAL DATA:                                                          (UNAUDITED)         11/30/2004         11/30/2003
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                          $       7,153      $       6,695      $       2,826
  Portfolio turnover rate                                                         127.95%            314.39%            463.24%

                       SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

                                                   SIX MONTHS
                                                      ENDED                               YEAR ENDED 11/30
                                                    5/31/2005      --------------------------------------------------------------
                                                   (UNAUDITED)        2004          2003         2002         2001         2000
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD               $      4.44     $     4.55    $     4.57   $     4.51   $     4.44    $   4.33
                                                   ===========     ==========    ==========   ==========   ==========    ========

Investment operations:
  Net investment income(b)                                 .05            .06(d)        .03(d)       .08          .14(d)      .23(d)
  Net realized and unrealized gain (loss)                 (.02)          (.02)          .06          .12          .17         .08
                                                   -----------     ----------    ----------   ----------   ----------    --------

    Total from investment operations                       .03            .04           .09          .20          .31         .31
                                                   -----------     ----------    ----------   ----------   ----------    --------

Distributions to shareholders from:
  Net investment income                                   (.07)          (.10)         (.10)        (.14)        (.24)       (.20)
  Net realized gain                                          -           (.05)         (.01)           -            -           -
                                                   -----------     ----------    ----------   ----------   ----------    --------

    Total distributions                                   (.07)          (.15)         (.11)        (.14)        (.24)       (.20)
                                                   -----------     ----------    ----------   ----------   ----------    --------
NET ASSET VALUE, END OF PERIOD                     $      4.40     $     4.44    $     4.55   $     4.57   $     4.51    $   4.44
                                                   ===========     ==========    ==========   ==========   ==========    ========

Total Return(c)                                            .58%(e)       1.04%         1.67%        4.57%        7.12%       7.23%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including reductions and expenses
    assumed                                                .77%(e)       1.75%         1.71%        1.76%        1.94%       1.29%
  Expenses, excluding reductions and expenses
    assumed                                                .84%(e)       1.75%         1.71%        1.76%        1.95%       1.91%
  Net investment income                                   1.10%(e)       1.33%          .57%        1.74%        2.91%       5.35%

                                                   SIX MONTHS
                                                      ENDED                                 YEAR ENDED 11/30
                                                    5/31/2005      --------------------------------------------------------------
SUPPLEMENTAL DATA:                                 (UNAUDITED)        2004          2003         2002         2001         2000
---------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                  $    51,538     $   58,131    $   85,408   $   59,658   $   25,506    $  4,167
  Portfolio turnover rate                               127.95%        314.39%       463.24%      360.66%      564.26%     448.04%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
LIMITED DURATION U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

                                                                                              SIX MONTHS
                                                                                                 ENDED           10/20/2004(a)
                                                                                               5/31/2005              TO
                                                                                              (UNAUDITED)         11/30/2004
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                                        $         4.41      $         4.44
                                                                                            ==============      ==============

Investment operations
  Net investment income(b)                                                                             .07                 .01(d)
  Net realized and unrealized loss                                                                    (.02)               (.02)
                                                                                            --------------      --------------

    Total from investment operations                                                                   .05                (.01)
                                                                                            --------------      --------------

Distributions to shareholders from net investment income                                              (.09)               (.02)
                                                                                            --------------      --------------
NET ASSET VALUE, END OF PERIOD                                                              $         4.37      $         4.41
                                                                                            ==============      ==============

Total Return(c)                                                                                       1.08%(e)            (.24)%(e)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including reductions and expenses assumed                                                  .27%(e)             .10%(e)
  Expenses, excluding reductions and expenses assumed                                                  .34%(e)             .10%(e)
  Net investment income                                                                               1.60%(e)             .32%(e)

                                                                                              SIX MONTHS
                                                                                                 ENDED          10/20/2004(a)
                                                                                               5/31/2005             TO
SUPPLEMENTAL DATA:                                                                            (UNAUDITED)        11/30/2004
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                                           $          361      $          295
  Portfolio turnover rate                                                                           127.95%             314.39%

  + The ratios have been determined on a Fund basis.
(a) Commencement of offering of class shares.
(b) Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d) Interest expense is less than $.01.
(e) Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

                                                   SIX MONTHS
                                                     ENDED                                YEAR ENDED 11/30
                                                   5/31/2005      ---------------------------------------------------------------
                                                  (UNAUDITED)         2004           2003         2002         2001        2000
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD              $      2.60     $     2.61     $     2.64    $     2.59   $     2.51   $   2.45
                                                  ===========     ==========     ==========    ==========   ==========   ========

Investment operations:
  Net investment income(b)                                .05            .07(d)         .05(d)        .08          .12(d)     .14(d)
  Net realized and unrealized gain                        .04            .02            .02           .10          .12        .08
                                                  -----------     ----------     ----------    ----------   ----------   --------

    Total from investment operations                      .09            .09            .07           .18          .24        .22
                                                  -----------     ----------     ----------    ----------   ----------   --------

Distributions to shareholders from net
  investment income                                      (.05)          (.10)          (.10)         (.13)        (.16)      (.16)
                                                  -----------     ----------     ----------    ----------   ----------   --------
NET ASSET VALUE, END OF PERIOD                    $      2.64     $     2.60     $     2.61    $     2.64   $     2.59   $   2.51
                                                  ===========     ==========     ==========    ==========   ==========   ========

Total Return(c)                                          3.44%(e)       3.41%          2.80%         7.00%        9.62%      8.68%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including reductions and expenses
    assumed                                               .49%(e)       1.10%          1.09%         1.09%        1.09%      1.11%
  Expenses, excluding reductions and expenses
    assumed                                               .53%(e)       1.10%          1.09%         1.09%        1.10%      1.12%
  Net investment income                                  1.77%(e)       2.64%          1.74%         3.05%        4.76%      5.75%

                                                  SIX MONTHS
                                                     ENDED                                 YEAR ENDED 11/30
                                                   5/31/2005      -----------------------------------------------------------------
SUPPLEMENTAL DATA:                                (UNAUDITED)        2004          2003           2002         2001         2000
-----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                 $   754,619     $  790,672    $  929,392   $  1,097,968  $ 1,093,286  $ 1,126,887
  Portfolio turnover rate                              223.90%        671.60%       667.87%        560.84%      688.68%      406.10%

                       SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

                                                   SIX MONTHS
                                                      ENDED                               YEAR ENDED 11/30
                                                    5/31/2005      --------------------------------------------------------------
                                                   (UNAUDITED)        2004           2003         2002         2001        2000
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD               $      2.60     $     2.60     $     2.64   $     2.59   $     2.52   $   2.45
                                                   ===========     ==========     ==========   ==========   ==========   ========

Investment operations:
  Net investment income(b)                                 .04            .05(d)         .03(d)       .06          .10(d)     .12(d)
  Net realized and unrealized gain                         .04            .03            .02          .10          .11        .09
                                                   -----------     ----------     ----------   ----------   ----------   --------

    Total from investment operations                       .08            .08            .05          .16          .21        .21
                                                   -----------     ----------     ----------   ----------   ----------   --------

Distributions to shareholders from net
  investment income                                       (.04)          (.08)          (.09)        (.11)        (.14)      (.14)
                                                   -----------     ----------     ----------   ----------   ----------   --------
NET ASSET VALUE, END OF PERIOD                     $      2.64     $     2.60     $     2.60   $     2.64   $     2.59   $   2.52
                                                   ===========     ==========     ==========   ==========   ==========   ========

Total Return(c)                                           3.10%(e)       3.10%          1.78%        6.42%        8.56%      8.39%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including reductions and expenses
    assumed                                                .82%(e)       1.74%          1.72%        1.70%        1.70%      1.76%
  Expenses, excluding reductions and expenses
    assumed                                                .86%(e)       1.74%          1.72%        1.70%        1.71%      1.77%
  Net investment income                                   1.44%(e)       2.00%          1.10%        2.44%        4.00%      5.10%

                                                   SIX MONTHS
                                                      ENDED                                YEAR ENDED 11/30
                                                    5/31/2005      ----------------------------------------------------------------
SUPPLEMENTAL DATA:                                 (UNAUDITED)        2004           2003         2002         2001         2000
-----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                  $    51,624     $   58,787     $   78,894   $   97,262   $   56,264   $   30,250
  Portfolio turnover rate                               223.90%        671.60%        667.87%      560.84%      688.68%      406.10%

                       SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

                                                   SIX MONTHS
                                                      ENDED                               YEAR ENDED 11/30
                                                    5/31/2005      --------------------------------------------------------------
                                                   (UNAUDITED)        2004           2003         2002         2001        2000
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD               $      2.61     $     2.61     $     2.65   $     2.60   $     2.52   $   2.45
                                                   ===========     ==========     ==========   ==========   ==========   ========

Investment operations:
  Net investment income(b)                                 .04            .05(d)         .03(d)       .06          .11(d)     .13(d)
  Net realized and unrealized gain                         .04            .03            .02          .10          .11        .08
                                                   -----------     ----------     ----------   ----------   ----------   --------

    Total from investment operations                       .08            .08            .05          .16          .22        .21
                                                   -----------     ----------     ----------   ----------   ----------   --------

Distributions to shareholders from net
  investment income                                       (.04)          (.08)          (.09)        (.11)        (.14)      (.14)
                                                   -----------     ----------     ----------   ----------   ----------   --------
NET ASSET VALUE, END OF PERIOD                     $      2.65     $     2.61     $     2.61   $     2.65   $     2.60   $   2.52
                                                   ===========     ==========     ==========   ==========   ==========   ========

Total Return(c)                                           3.09%(e)       3.11%          1.75%        6.36%        8.93%      8.38%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including reductions and expenses
    assumed                                                .82%(e)       1.74%          1.72%        1.68%        1.70%      1.76%
  Expenses, excluding reductions and expenses
    assumed                                                .86%(e)       1.74%          1.72%        1.68%        1.71%      1.77%
  Net investment income                                   1.44%(e)       2.00%          1.11%        2.46%        4.14%      5.15%

                                                   SIX MONTHS
                                                      ENDED                                YEAR ENDED 11/30
                                                    5/31/2005      ----------------------------------------------------------------
SUPPLEMENTAL DATA:                                 (UNAUDITED)        2004           2003         2002         2001         2000
-----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                  $    68,122     $   73,676     $   89,048   $  111,853   $  101,476   $   93,163
  Portfolio turnover rate                               223.90%        671.60%        667.87%      560.84%      688.68%      406.10%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

                                                                                              SIX MONTHS
                                                                                                 ENDED          10/20/2004(a)
                                                                                               5/31/2005             TO
                                                                                              (UNAUDITED)        11/30/2004
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                                        $         2.60     $         2.63
                                                                                            ==============     ==============

Investment operations:
  Net investment income(b)                                                                             .05                .01(d)
  Net realized and unrealized gain (loss)                                                              .04               (.03)
                                                                                            --------------     --------------

    Total from investment operations                                                                   .09               (.02)
                                                                                            --------------     --------------

Distributions to shareholders from net investment income                                              (.05)              (.01)
                                                                                            --------------     --------------
NET ASSET VALUE, END OF PERIOD                                                              $         2.64     $         2.60
                                                                                            ==============     ==============

Total Return(c)                                                                                       3.64%(e)           (.69)%(e)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including reductions and expenses assumed                                                  .32%(e)            .09%(e)
  Expenses, excluding reductions and expenses assumed                                                  .36%(e)            .09%(e)
  Net investment income                                                                               1.94%(e)            .42%(e)

                                                                                              SIX MONTHS
                                                                                                 ENDED          10/20/2004(a)
                                                                                               5/31/2005             TO
SUPPLEMENTAL DATA:                                                                            (UNAUDITED)        11/30/2004
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                                           $        1,377     $        1,245
  Portfolio turnover rate                                                                           223.90%            671.60%

(a) Commencement of offering of class shares.
(b) Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d) Interest expense is less than $.01.
(e) Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Lord Abbett Investment Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company organized as a Delaware Business Trust on August 16, 1993. The Trust currently consists of seven funds. This report covers the following five funds and their respective classes (separately, a "Fund" and collectively, the "Funds"); Balanced Series ("Balanced Fund"), Lord Abbett Convertible Fund ("Convertible Fund"), Lord Abbett High Yield Fund ("High Yield Fund"), Lord Abbett Limited Duration U.S. Government & Government Sponsored Enterprises Fund ("Limited Duration Fund"), and Lord Abbett U.S. Government Securities & Government Sponsored Enterprises Fund ("U.S. Government Fund"), Class A, B, C, P and Y shares. As of the date of this report, no P shares have been issued for Limited Duration Fund and U.S. Government Fund.

Balanced Fund's investment objective is current income and capital growth. Balanced Fund invests in other mutual funds ("Underlying Funds") managed by Lord, Abbett & Co. LLC ("Lord Abbett"). Convertible Fund's investment objective is to seek current income and the opportunity for capital appreciation to produce high total return. High Yield Fund's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. Limited Duration Fund's investment objective is to seek a high level of income from a portfolio consisting primarily of limited duration U.S. Government and Government sponsored enterprises securities. U.S. Government Fund's investment objective is high current income consistent with reasonable risk.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months (12 months if shares were purchased on or after November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or if no sale price is available, at the mean between the most recently quoted bid and asked price. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares, based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable net income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro-rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) FOREIGN TRANSACTIONS-The books and records of High Yield Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included as Net Realized Gain (Loss) on Investments and Foreign Currency Related Transactions on the Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS-High Yield Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in the Net Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts and Translations of Assets and Liabilities Denominated In Foreign Currencies on the Statement of Assets and Liabilities. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net Realized Gain (Loss) on investments and Foreign Currency Related Transactions on the Statement of Operations. As of May 31, 2005, there are no forward foreign currency exchange contracts outstanding.

(h) FUTURES CONTRACTS-Futures contracts are marked to market daily, and the variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for federal income tax purposes at fiscal year-end. As of May 31, 2005, there were no open futures contracts.

(i) REPURCHASE AGREEMENTS-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Fund may incur a loss upon disposition of the securities.

(j) REVERSE REPURCHASE AGREEMENTS-Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and agrees to repurchase the same security at an agreed-upon later date at an agreed upon price. Reverse repurchase agreements expose a Fund to credit risk, but this risk is reduced because the Fund maintains collateral equal to at least 100% of the market value of the securities sold.

    The average balance of reverse repurchase agreements outstanding and the weighted-average interest rate during the six months ended May 31, 2005, are as follows:

                                              AVERAGE         WEIGHTED AVERAGE
                                        DAILY BALANCE            INTEREST RATE
    --------------------------------------------------------------------------
    High Yield                           $     14,728                      .25%

    The maximum balance of reverse repurchase agreements outstanding during the six month period was $1,354,849, which was .65% of the average daily net assets of High Yield Fund.

(k) MORTGAGE DOLLAR ROLLS-The Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date. Such transactions are treated as financing transactions for financial reporting purposes. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, the Fund may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund will hold and maintain in a segregated account until the settlement date cash or liquid securities in an amount equal to the forward purchase price.

(l) SHORT SALES-Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES

The Trust has a management agreement with Lord Abbett pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios.

The management fee is based on average daily net assets at the following annual rates:

                                       MANAGEMENT FEES    CONTRACTUAL WAIVER
----------------------------------------------------------------------------
Balanced Fund                                      .10%                  .10%(4)
Convertible Fund                                   .70%(1)                --
High Yield Fund                                    .60%                   --
Limited Duration Fund                              .40%(2)                --
U.S. Government Fund                               .50%(3)                --

(1) The management fee for Convertible Fund is based on average daily net assets at the following annual rates:

First $1 billion            .70%
Next $1 billion             .65%
Over $2 billion             .60%

(2) The management fee for Limited Duration Fund is based on average daily net assets at the following annual rates:

First $1 billion            .40%
Next $1 billion             .35%
Over $2 billion             .30%

(3) The management fee for U.S. Government Fund is reduced to .45% for average daily net assets in excess of $3 billion.

(4) For the fiscal year ending November 30, 2005, Lord Abbett has contractually agreed to waive all of its management fee.

For the fiscal year ending November 30, 2005, Lord Abbett has contractually agreed to reimburse the Limited Duration Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

CLASS              % OF AVERAGE DAILY NET ASSETS
------------------------------------------------
A                                            .90%
B                                           1.55%
C                                           1.55%
Y                                            .55%

For the fiscal year ending November 30, 2005, Lord Abbett has contractually agreed to reimburse the U.S. Government Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

CLASS              % OF AVERAGE DAILY NET ASSETS
------------------------------------------------
A                                           1.00%
B                                           1.65%
C                                           1.65%
Y                                            .65%

Lord Abbett provides certain administrative services to the Funds pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets. This fee is not assessed to the Balanced Fund.

Balanced Fund has entered into a Servicing Agreement with the Underlying Funds pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fee and distribution and service fees) of Balanced Fund in proportion to the average daily value of total Underlying Fund shares owned by Balanced Fund.

12b-1 DISTRIBUTION PLANS

Each Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEES                   CLASS A          CLASS B         CLASS C          CLASS P
--------------------------------------------------------------------------------
Service                    .25%             .25%            .25%             .20%
Distribution               .10%(1)          .75%            .75%             .25%

(1) Until October 1, 2004, each Fund paid a one-time distribution fee of up to 1.00% on certain qualifying purchases of Class A shares. Effective October 1, 2004, the Distributor commenced payment of such one-time distribution fee. The unamortized balance of prepaid distribution fees for each Fund, as of May 31, 2005, was as follows:

                                    UNAMORTIZED
                                        BALANCE
-----------------------------------------------
Balanced Fund                          $ 11,304
Convertible Fund                             --
High Yield Fund                              --
Limited Duration Fund                       249
U.S. Government Fund                         --

These amounts will continue to be amortized by each Fund, generally over a two-year period.

The amount of CDSC collected by each Fund during the six months ended May 31, 2005 was as follows:

                                           CDSC
                                      COLLECTED
-----------------------------------------------
Balanced Fund                          $  4,239
Convertible Fund                            502
High Yield Fund                          10,951
Limited Duration Fund                    15,425
U.S. Government Fund                      3,940

Class Y does not have a distribution plan.

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2005:

                                            DISTRIBUTOR       DEALERS'
                                            COMMISSIONS    CONCESSIONS
----------------------------------------------------------------------
Balanced Fund                                $  716,191    $ 3,740,838
Convertible Fund                                 29,107        149,374
High Yield Fund                                  77,090        377,532
Limited Duration Fund                            36,397        171,665
U.S. Government Fund                             30,023        149,907

One Trustee and certain of the Trust's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Limited Duration Fund and U.S. Government Fund, declared and paid monthly for Balanced Fund and High Yield Fund and declared and paid quarterly for the Convertible Fund. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2005 and for fiscal year ended November 30, 2004 are as follows:

                                              BALANCED FUND                CONVERTIBLE FUND
-------------------------------------------------------------------------------------------
                                  5/31/2005                       5/31/2005
                                (UNAUDITED)      11/30/2004     (UNAUDITED)      11/30/2004
-------------------------------------------------------------------------------------------
Distributions paid from:
Ordinary income               $  15,465,903   $  19,322,571   $   2,805,745   $   2,515,594
Net long-term capital gains       7,591,511          39,316               -               -
-------------------------------------------------------------------------------------------
   Total distributions paid   $  23,057,414   $  19,361,887   $   2,805,745   $   2,515,594
===========================================================================================

                                            HIGH YIELD FUND           LIMITED DURATION FUND
-------------------------------------------------------------------------------------------
                                  5/31/2005                       5/31/2005
                                (UNAUDITED)      11/30/2004     (UNAUDITED)      11/30/2004
-------------------------------------------------------------------------------------------
Distributions paid from:
Ordinary income               $   7,186,136   $  15,101,434   $   2,471,358   $   6,521,624
Net long-term capital gains               -               -               -         195,568
-------------------------------------------------------------------------------------------
   Total distributions paid   $   7,186,136   $  15,101,434   $   2,471,358   $   6,717,192
===========================================================================================

                                       U.S. GOVERNMENT FUND
-----------------------------------------------------------
                                  5/31/2005
                                (UNAUDITED)      11/30/2004
-----------------------------------------------------------
Distributions paid from:
Ordinary income               $  16,286,076   $  36,559,118
-----------------------------------------------------------
   Total distributions paid   $  16,286,076   $  36,559,118
===========================================================

As of November 30, 2004, the capital loss carryforwards along with the related expiration dates are as follows:

                            2005            2007            2008            2009            2010            2012           TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Convertible            $           -   $           -   $           -   $           -   $           -   $   1,176,409   $   1,176,409
High Yield Fund                    -         352,763       1,202,023         501,160         872,025               -       2,927,971
Limited Duration                   -               -               -               -               -       4,491,488       4,491,488
U.S. Government Fund      43,030,400      42,258,127      15,472,949               -               -      39,970,700     140,732,176

As of May 31, 2005, the Funds' aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes are as follows:

                                        BALANCED FUND        CONVERTIBLE FUND
-----------------------------------------------------------------------------
Tax cost                                $ 941,424,604           $ 191,971,661
-----------------------------------------------------------------------------
Gross unrealized gain                      46,683,044              11,681,420
Gross unrealized loss                      (2,754,385)             (4,418,627)
-----------------------------------------------------------------------------
   Net unrealized security gain         $  43,928,659           $   7,262,793
=============================================================================

                                      HIGH YIELD FUND   LIMITED DURATION FUND
-----------------------------------------------------------------------------
Tax cost                                $ 197,214,008           $ 175,870,804
-----------------------------------------------------------------------------
Gross unrealized gain                       4,104,999                 506,439
Gross unrealized loss                      (4,491,301)             (1,449,780)
-----------------------------------------------------------------------------
   Net unrealized security gain/loss    $    (386,302)          $    (943,341)
=============================================================================

                                 U.S. GOVERNMENT FUND
-----------------------------------------------------
Tax cost                              $ 1,145,603,724
-----------------------------------------------------
Gross unrealized gain                      18,752,716
Gross unrealized loss                      (1,259,257)
-----------------------------------------------------
   Net unrealized security gain       $    17,493,459
=====================================================

The difference between book-basis and tax-basis unrealized gains is primarily attributable to wash sales and other temporary tax adjustments.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2005 are as follows:

                                   U.S.         NON-U.S.              U.S.         NON-U.S.
                             GOVERNMENT       GOVERNMENT        GOVERNMENT       GOVERNMENT
                             PURCHASES*        PURCHASES            SALES*            SALES
-------------------------------------------------------------------------------------------
Balanced Fund           $             -   $  122,494,203   $             -   $            -
Convertible Fund                      -      100,921,036                 -       89,249,299
High Yield Fund                       -      128,450,995                 -      139,967,402
Limited Duration Fund       209,025,599       31,726,256       159,894,594       26,181,895
U.S. Government Fund      2,110,623,456                -     1,951,821,433                -

*Includes U.S. Government sponsored enterprises securities.

6. TRUSTEES' REMUNERATION

The Trust's officers and the one Trustee who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Trustees' Fees on the Statements of Operations and in Trustees' Fees Payable on the Statements of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Trust has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8. LINE OF CREDIT

High Yield Fund and Convertible Fund, along with certain other funds managed by Lord Abbett, have available a $200,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. For the period December 1, 2004 through December 9, 2004, the fee for this Facility was an annual rate of .09%. Effective December 10, 2004, the Facility was renewed at an annual rate of .08%. At May 31, 2005, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended May 31, 2005.

9. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Trust's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

10. INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with high yield bonds in which one or more of the Funds may invest. Some issuers, particularly of high yield bonds (sometimes called "junk bonds"), may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to each Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

In addition, Balanced Fund's investments are concentrated in the Underlying Funds and, as a result, the Fund's performance is directly related to their performance and subject to their risks, including those associated with equity investing. The values of equity holdings of the Underlying Funds and Convertible Fund will fluctuate in response to movements in the stock market in general and to the changing prospects of the individual companies involved.

Convertible Fund is subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising stock market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds.

High Yield Fund and Convertible Fund may invest up to 20% of their assets in foreign securities which present increased market, liquidity, currency, political and other risks.

Limited Duration Fund and U.S. Government Fund may invest a substantial portion of their assets in mortgage-related securities, including those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

These factors can affect each Fund's performance.

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

BALANCED FUND

                                               SIX MONTHS ENDED                        YEAR ENDED
                                       MAY 31, 2005 (UNAUDITED)                 NOVEMBER 30, 2004
-------------------------------------------------------------------------------------------------
                                        SHARES           AMOUNT           SHARES           AMOUNT
-------------------------------------------------------------------------------------------------
CLASS A SHARES

Shares sold                         11,513,831   $  131,121,875       27,448,115   $  302,280,662
Reinvestment of distributions        1,607,545       18,488,972        1,436,173       15,806,839
Shares reacquired                   (4,036,649)     (46,012,532)      (5,545,003)     (61,165,215)
-------------------------------------------------------------------------------------------------
Increase                             9,084,727   $  103,598,315       23,339,285   $  256,922,286
-------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                          1,517,129   $   17,276,277        3,046,457   $   33,558,120
Reinvestment of distributions          147,121        1,692,661          121,699        1,338,282
Shares reacquired                     (574,892)      (6,548,695)        (816,336)      (8,991,369)
-------------------------------------------------------------------------------------------------
Increase                             1,089,358   $   12,420,243        2,351,820   $   25,905,033
-------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                          2,282,110   $   25,985,317        3,980,076   $   43,863,769
Reinvestment of distributions          116,066        1,333,644           87,060          956,737
Shares reacquired                     (647,714)      (7,370,601)        (905,923)      (9,977,712)
-------------------------------------------------------------------------------------------------
Increase                             1,750,462   $   19,948,360        3,161,213   $   34,842,794
-------------------------------------------------------------------------------------------------

CLASS P SHARES

Shares sold                             72,683   $      826,088           67,124   $      738,566
Reinvestment of distributions            1,948           22,306              612            6,749
Shares reacquired                       (6,574)         (74,482)          (8,074)         (88,105)
-------------------------------------------------------------------------------------------------
Increase                                68,057   $      773,912           59,662   $      657,210
-------------------------------------------------------------------------------------------------

                                               SIX MONTHS ENDED                      PERIOD ENDED
                                       MAY 31, 2005 (UNAUDITED)                NOVEMBER 30, 2004*
-------------------------------------------------------------------------------------------------
CLASS Y SHARES

Shares sold                              4,281   $       49,492           38,557   $      423,380
Reinvestment of distributions            1,117           12,850               83              954
Shares reacquired                         (598)          (6,889)            (413)          (4,639)
-------------------------------------------------------------------------------------------------
Increase                                 4,800   $       55,453           38,227   $      419,695
-------------------------------------------------------------------------------------------------

* For the period October 20, 2004 (commencement of offering of class shares) to November 30, 2004.

CONVERTIBLE FUND

                                               SIX MONTHS ENDED                        YEAR ENDED
                                       MAY 31, 2005 (UNAUDITED)                 NOVEMBER 30, 2004
-------------------------------------------------------------------------------------------------
                                        SHARES           AMOUNT           SHARES           AMOUNT
-------------------------------------------------------------------------------------------------
CLASS A SHARES

Shares sold                          1,698,000   $   18,970,566        7,365,104   $   80,877,447
Reinvestment of distributions           90,726        1,022,644           90,511          977,213
Shares reacquired                   (1,343,213)     (14,976,312)      (1,916,563)     (20,721,073)
-------------------------------------------------------------------------------------------------
Increase                               445,513   $    5,016,898        5,539,052   $   61,133,587
-------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                            269,427   $    2,979,545          870,912   $    9,516,274
Reinvestment of distributions            7,429           83,633            7,206           77,646
Shares reacquired                     (100,381)      (1,117,818)         (91,469)        (988,500)
-------------------------------------------------------------------------------------------------
Increase                               176,475   $    1,945,360          786,649   $    8,605,420
-------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                            906,771   $   10,146,241        4,953,737   $   54,310,326
Reinvestment of distributions           31,827          358,073           27,563          296,801
Shares reacquired                   (1,043,779)     (11,577,678)        (530,616)      (5,756,173)
-------------------------------------------------------------------------------------------------
Increase (decrease)                   (105,181)  $   (1,073,364)       4,450,684   $   48,850,954
-------------------------------------------------------------------------------------------------

CLASS P SHARES

Shares sold                              6,816   $       77,338            8,741   $       96,133
Reinvestment of distributions               37              413               23              251
Shares reacquired                         (291)          (3,227)               -                -
-------------------------------------------------------------------------------------------------
Increase                                 6,562   $       74,524            8,764   $       96,384
-------------------------------------------------------------------------------------------------

CLASS Y SHARES

Shares sold                            917,775   $   10,347,598        1,150,685   $   12,505,414
Reinvestment of distributions           27,333          308,248           13,284          143,316
Shares reacquired                      (52,974)        (591,607)         (28,298)        (305,402)
-------------------------------------------------------------------------------------------------
Increase                               892,134   $   10,064,239        1,135,671   $   12,343,328
-------------------------------------------------------------------------------------------------

HIGH YIELD FUND

                                               SIX MONTHS ENDED                        YEAR ENDED
                                       MAY 31, 2005 (UNAUDITED)                 NOVEMBER 30, 2004
-------------------------------------------------------------------------------------------------
                                        SHARES           AMOUNT           SHARES           AMOUNT
-------------------------------------------------------------------------------------------------
CLASS A SHARES

Shares sold                          2,630,763   $   21,652,561        4,998,467   $   40,946,569
Reinvestment of distributions          346,934        2,875,005          713,895        5,813,608
Shares reacquired                   (3,033,681)     (25,145,199)      (5,799,646)     (47,343,693)
-------------------------------------------------------------------------------------------------
Decrease                               (55,984)  $     (617,633)         (87,284)  $     (583,516)
-------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                            436,852   $    3,613,533        1,211,893   $    9,892,551
Reinvestment of distributions           97,309          803,694          196,311        1,594,860
Shares reacquired                   (1,040,159)      (8,571,168)      (1,622,719)     (13,165,252)
-------------------------------------------------------------------------------------------------
Decrease                              (505,998)  $   (4,153,941)        (214,515)  $   (1,677,841)
-------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                            626,512   $    5,188,829        1,757,681   $   14,351,696
Reinvestment of distributions           73,474          607,429          168,385        1,368,784
Shares reacquired                   (1,430,667)     (11,766,497)      (3,535,339)     (28,760,250)
-------------------------------------------------------------------------------------------------
Decrease                              (730,681)  $   (5,970,239)      (1,609,273)  $  (13,039,770)
-------------------------------------------------------------------------------------------------

CLASS P SHARES

Shares sold                            525.627   $        4,347                -   $            -
Reinvestment of distributions           10.679               88            11.36               93
Shares reacquired                      (28.755)            (233)               -                -
-------------------------------------------------------------------------------------------------
Increase                               507.551   $        4,202            11.36   $           93
-------------------------------------------------------------------------------------------------

CLASS Y SHARES

Shares sold                            881,440   $    7,347,890          346,715   $    2,836,088
Reinvestment of distributions           43,832          362,721           25,742          209,002
Shares reacquired                     (182,781)      (1,487,746)         (88,076)        (715,707)
-------------------------------------------------------------------------------------------------
Increase                               742,491   $    6,222,865          284,381   $    2,329,383
-------------------------------------------------------------------------------------------------

LIMITED DURATION FUND

                                               SIX MONTHS ENDED                        YEAR ENDED
                                       MAY 31, 2005 (UNAUDITED)                 NOVEMBER 30, 2004
-------------------------------------------------------------------------------------------------
                                        SHARES           AMOUNT           SHARES           AMOUNT
-------------------------------------------------------------------------------------------------
CLASS A SHARES

Shares sold                          4,953,058   $   21,694,200       10,563,319   $   47,024,329
Reinvestment of distributions          272,420        1,193,865          654,730        2,920,664
Shares reacquired                   (5,226,403)     (22,907,208)     (15,317,390)     (68,307,099)
-------------------------------------------------------------------------------------------------
Decrease                                  (925)  $      (19,143)      (4,099,341)  $  (18,362,106)
-------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                            428,786   $    1,880,172        1,598,876   $    7,111,912
Reinvestment of distributions           10,832           47,579           14,876           66,350
Shares reacquired                     (323,699)      (1,422,192)        (721,634)      (3,211,630)
-------------------------------------------------------------------------------------------------
Increase                               115,919   $      505,559          892,118   $    3,966,632
-------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                          1,380,503   $    6,080,865        3,586,952   $   16,121,286
Reinvestment of distributions           81,401          359,240          244,172        1,097,461
Shares reacquired                   (2,861,000)     (12,624,586)      (9,498,235)     (42,665,577)
-------------------------------------------------------------------------------------------------
Decrease                            (1,399,096)  $   (6,184,481)      (5,667,111)  $  (25,446,830)
-------------------------------------------------------------------------------------------------

                                               SIX MONTHS ENDED                      PERIOD ENDED
                                       MAY 31, 2005 (UNAUDITED)               NOVEMBER 30, 2004**
-------------------------------------------------------------------------------------------------
                                        SHARES           AMOUNT           SHARES           AMOUNT
-------------------------------------------------------------------------------------------------
CLASS Y SHARES

Shares sold                             14,069   $       61,887           68,011   $      302,518
Reinvestment of distributions            1,495            6,553               70              310
Shares reacquired                            -                -           (1,080)          (4,768)
-------------------------------------------------------------------------------------------------
Increase                                15,564   $       68,440           67,001   $      298,060
-------------------------------------------------------------------------------------------------

** For the period October 20, 2004 (commencement of offering of class shares) to November 30, 2004.

U.S. GOVERNMENT FUND

                                               SIX MONTHS ENDED                        YEAR ENDED
                                       MAY 31, 2005 (UNAUDITED)                 NOVEMBER 30, 2004
-------------------------------------------------------------------------------------------------
                                        SHARES           AMOUNT           SHARES           AMOUNT
-------------------------------------------------------------------------------------------------
CLASS A SHARES

Shares sold                          6,566,444   $   17,194,100       11,648,753   $   30,454,419
Reinvestment of distributions        3,878,567       10,135,698        8,654,414       22,558,209
Shares reacquired                  (27,871,761)     (72,890,294)     (73,319,481)    (191,327,552)
-------------------------------------------------------------------------------------------------
Decrease                           (17,426,750)  $  (45,560,496)     (53,016,314)  $ (138,314,924)
-------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                          1,172,681   $    3,064,730        2,215,066   $    5,797,798
Reinvestment of distributions          186,280          486,797          428,949        1,116,995
Shares reacquired                   (4,355,137)     (11,391,823)     (10,355,288)     (26,975,236)
-------------------------------------------------------------------------------------------------
Decrease                            (2,996,176)  $   (7,840,296)      (7,711,273)  $  (20,060,443)
-------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                            888,052   $    2,332,292        2,338,444   $    6,132,614
Reinvestment of distributions          210,151          551,293          448,379        1,172,073
Shares reacquired                   (3,546,792)      (9,304,124)      (8,657,457)     (22,681,593)
-------------------------------------------------------------------------------------------------
Decrease                            (2,448,589)  $   (6,420,539)      (5,870,634)  $  (15,376,906)
-------------------------------------------------------------------------------------------------

                                               SIX MONTHS ENDED                      PERIOD ENDED
                                       MAY 31, 2005 (UNAUDITED)              NOVEMBER 30, 2004***
-------------------------------------------------------------------------------------------------
CLASS Y SHARES

Shares sold                             53,461   $      140,279          515,143   $    1,356,676
Reinvestment of distributions           10,447           27,301              482            1,268
Shares reacquired                      (19,735)         (51,880)         (37,326)         (97,592)
-------------------------------------------------------------------------------------------------
Increase                                44,173   $      115,700          478,299   $    1,260,352
-------------------------------------------------------------------------------------------------

*** For the period October 20, 2004 (commencement of offering of class shares) to November 30, 2004.

12. SUBSEQUENT EVENTS

Lord Abbett Income Strategy Fund and Lord Abbett World Growth & Income Strategy Fund, two new series of the Trust, commenced operations on June 29, 2005. High Yield Fund is an Underlying Fund of Lord Abbett Income Strategy Fund.

Effective July 1, 2005, the Balanced Series changed its name to Lord Abbett Balanced Strategy Fund.

INVESTMENTS IN UNDERLYING FUNDS (UNAUDITED)

Balanced Fund invests in other funds ("Underlying Funds") managed by Lord Abbett. As of May 31, 2005, Balanced Fund's investments were allocated among the Underlying Funds as follows:

UNDERLYING FUND NAME                                      % OF INVESTMENTS
--------------------------------------------------------------------------
Lord Abbett Affiliated Fund, Inc. - Class Y                          49.03%
Lord Abbett Bond-Debenture Fund, Inc. - Class Y                      27.49%
Lord Abbett Research Fund, Inc. - Large-Cap Core Fund - Class Y       6.46%
Lord Abbett Investment Trust-Total Return Fund - Class Y             13.26%

The Ten Largest Holdings and the Holdings by Sector, as of May 31, 2005, for those Funds in which Balanced Fund held a significant concentration of its investments are as follows:

LORD ABBETT AFFILIATED FUND, INC.

TEN LARGEST HOLDINGS                                      % OF INVESTMENTS
--------------------------------------------------------------------------
Exxon Mobil Corp.                                                     6.18%
General Electric Co.                                                  3.15%
Wyeth                                                                 2.30%
Deere & Co.                                                           2.29%
Kraft Foods, Inc. Class A                                             2.25%
Pfizer, Inc.                                                          2.21%
Novartis AG                                                           2.17%
E.I. du Pont de Nemours & Co.                                         2.11%
JP Morgan Chase & Co.                                                 2.06%
International Paper Co.                                               1.94%

HOLDINGS BY SECTOR                                        % OF INVESTMENTS
--------------------------------------------------------------------------
Consumer Discretionary                                                7.29%
Consumer Staples                                                     11.22%
Energy                                                                9.28%
Financials                                                           12.97%
Healthcare                                                           16.20%
Industrials                                                          17.21%
Information Technology                                                7.09%
Materials                                                            10.13%
Telecommunication Services                                            3.79%
Utilities                                                             1.23%
Short-Term Investments                                                3.59%
--------------------------------------------------------------------------
Total                                                               100.00%
==========================================================================

INVESTMENTS IN UNDERLYING FUNDS (UNAUDITED)(CONCLUDED)

LORD ABBETT BOND DEBENTURE FUND, INC.

TEN LARGEST HOLDINGS                                      % OF INVESTMENTS
--------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 7.00%, 7/15/2005                    0.96%
U.S. Treasury Note, 5.00%, 2/15/2011                                  0.83%
U.S. Treasury Notes, 4.375%, 5/15/2007                                0.79%
Allbritton Communications Co., 7.75%, 12/15/2012                      0.77%
Qwest Capital Funding, 7.90%, 8/15/2010                               0.73%
Federal National Mortgage Assoc., 5.50%, 7/1/2033                     0.69%
Dow Jones CDX HY, 7.75%, 12/29/2009                                   0.60%
Insight Communications Co., 0.00%/12.25%, 2/15/2006 & 2011            0.60%
Federal National Mortgage Assoc., 6.00%, 2/1/2034                     0.60%
Iron Mountain, Inc., 7.75%, 1/15/2015                                 0.59%

SECTOR                                                    % OF INVESTMENTS
--------------------------------------------------------------------------
Agency                                                                4.56%
Banking                                                               0.91%
Basic Industry                                                        8.47%
Brokerage                                                             0.16%
Capital Goods                                                         7.56%
Consumer Cyclical                                                     5.40%
Consumer Non-Cyclical                                                 8.37%
Energy                                                                7.86%
Finance & Investment                                                  1.62%
Government Guaranteed                                                 1.62%
Insurance                                                             0.27%
Media                                                                11.69%
Mortgage Backed                                                       0.25%
Services Cyclical                                                    12.07%
Services Non-Cyclical                                                 7.40%
Technology & Electronics                                              4.51%
Telecommunications                                                    5.91%
Utilities                                                             5.23%
Short-Term Investments                                                6.14%
--------------------------------------------------------------------------
Total                                                               100.00%
==========================================================================

HOUSEHOLDING

The Trust has adopted a policy that allows it to send only one copy of the Funds' Prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Trust expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES, AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30, 2004 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending on or after July 9, 2004. Copies of the filing will be available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

APPROVAL OF ADVISORY CONTRACTS

At meetings on December 9, 2004, the Board, including all Trustees who are not interested persons, considered whether to approve the continuation of the existing management agreement between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration.

The materials received by the Board as to each Fund included, but were not limited to, (1) information provided by Lipper Analytical Services, Inc. regarding the investment performance of each Fund compared to the investment performance of a group of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ending September 30, 2004, (2) information on the effective management fee rates and expense ratios for funds with similar objectives and similar size (the "peer group"), (3) sales and redemption information for each Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of each Fund, (7) information regarding the personnel and other resources devoted by Lord Abbett to managing each Fund.

The specific considerations as to each Fund are discussed below.

BALANCED FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted that the performance of the Class A shares of the Fund was in the second quintile of its performance universe in the nine-month period and in the first quintile in the one-, three-, and five-year periods. The Board also noted that the performance was above that of the Lipper Balanced Funds Index in each period.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of the Fund's investment objective and discipline. Among other things, they considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratios of each class and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual management fees were approximately two basis points below the median of the peer group and that the actual management fees were approximately five basis points below the median of the peer group. The Board also noted that the total expense ratio of Class A was approximately ten basis points below the median of the peer group and the total expense ratios of Classes B and C were approximately the same as the median of the peer group. The Board noted that, like other funds in the peer group, the Fund indirectly pays the management fees and other expenses of the underlying funds in which it invests.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment management services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

CONVERTIBLE FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted that the performance of the Fund's Class A shares was in the fifth quintile of its performance universe for the nine-month and one-year periods and since inception (June 30, 2003). The Board also noted that the performance was below that of the Lipper Convertible Securities Funds Index for each period.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of the Fund's investment objective and discipline. Among other things, they considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratio of the Fund and the expense ratios of a peer group. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual management and administrative services fees for the Fund were approximately five basis points above the median of the peer group and that the actual management and administrative services fees were approximately thirteen basis points above the median. The Board also noted that the actual total expense ratio of Class A was approximately eight basis points above the median, that the actual total expense ratios of Classes B, C, and P were approximately the same as the median of the peer group, and the total expense ratio of Class Y was less than one basis point below the median.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment management services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

HIGH YIELD FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted that the performance of the Class A shares of the Fund was in the third quintile of its performance universe for the nine-month, one-year, and three-year periods, and in the second quintile in the five-year period. The Board also noted that the performance was below that of the Lipper High Current Yield Bond Index for the nine-month, one-year, and three-year periods, and above that of the Index for the five-year period.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of the Fund's investment objective and discipline. Among other things, they considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratio of the Fund and the expense ratios of a peer group. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the performance of the Class A shares of the Fund was in the third quintile of its performance universe for the nine-month, one-year, and three-year periods, and in the second quintile in the five-year period. The Board also noted that the performance was below that of the Lipper High Current Yield Bond Index for the nine-month, one-year, and three-year periods, and above that of the Index for the five-year period.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment management services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

LIMITED DURATION U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted that the performance of the Class A shares of the Fund was in the fourth quintile in the nine-month period, in the third quintile in the one-, three-, and five-year periods, and in the fifth quintile in the ten-year period. The Board also noted that the performance was below that of the Lipper Short-Intermediate U. S. Government Index for each period.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of the Fund's investment objective and discipline. Among other things, they considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratios of each class and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual management and administrative services fees for the Fund were approximately ten basis points below the median of its peer group and that the actual management and administrative services fees were approximately six basis points below the median. The Board also noted that the total expense ratio of Class A was approximately six basis points above the median of the peer group and that the total expense ratios of Classes B and C were approximately two basis points above the median. The Board also noted that, effective December 1, 2004, the management fees for the Fund had been reduced and Lord Abbett had agreed to a total expense cap for the Fund that reduced the total expense ratio of Class A to 0.90%, the total expense ratios of Classes B and C to 1.55%, and the total expense ratio of Class Y to 0.55%. The Board noted that the total expense ratio of Class A was approximately thirteen basis points below the median of the peer group and the total expense ratios of Classes B and C were approximately nineteen basis points below the median of the peer group.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment management services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted that the performance of the Class A shares of the Fund was in the second quintile of its performance universe in the nine-month period, in the first quintile in the one-year period, in the second quintile in the three- and five-year periods, and in the third quintile in the ten-year period. The Board also noted that the performance was above that of the Lipper General U. S. Government Funds Index in the nine-month and one-year periods and below that of the Index in the other periods.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of the Fund's investment objective and discipline. Among other things, they considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratios of each class and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual and actual management and administrative services fees for the Fund were approximately one basis point below the median of the peer group, that the total expense ratio of Class A was approximately ten basis points above the median of the peer group, and that the total expense ratios of Classes B and C were approximately the same as the median of the peer group. Mr. Dow noted that Lord Abbett proposed to implement a total expense cap for the Fund that would reduce the total expense ratio of Class A to 1.00%, the total expense ratios of Classes B and C to 1.65%, and the total expense ratio of Class Y to 0.65%. The Board noted that the total expense ratio of Class A would be approximately the same as the median of the peer group and the total expense ratio of Classes B and C would be approximately nine basis points below the median of the peer group.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment management services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

[LORD ABBETT (R) LOGO]


                                                            Lord Abbett Investment Trust
   This report when not used for the general                       Balanced Series
information of shareholders of the Fund, is to                     Lord Abbett Convertible Fund
be distributed only if preceded or accompanied                     Lord Abbett High Yield Fund
         by a current Fund Prospectus.                             Lord Abbett Limited Duration U.S. Government &
                                                                     Government Sponsored Enterprises Fund
Lord Abbett Mutual Fund shares are distributed by:                 Lord Abbett U.S. Government & Government              LAIT-3-0505
          LORD ABBETT DISTRIBUTOR LLC                                Sponsored Enterprises Fund                              (07/05)

[LORD ABBETT LOGO]

                                      2005
                                   SEMIANNUAL
                                     REPORT


LORD ABBETT
   CORE FIXED INCOME FUND
   TOTAL RETURN FUND
















FOR THE SIX-MONTH PERIOD ENDED MAY 31, 2005

--------------------------------------------------------------------------------
LORD ABBETT INVESTMENT TRUST SEMIANNUAL REPORT
CORE FIXED INCOME FUND AND TOTAL RETURN FUND
FOR THE SIX-MONTH PERIOD ENDED MAY 31, 2005

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Funds' strategies and performance for the six-month period ended May 31, 2005. On this and the following pages, we discuss the major factors that influenced performance.

    Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow
ROBERT S. DOW
CHAIRMAN
--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: The Federal Reserve Board (the Fed) continued its "measured" policy of raising short-term interest rates, nudging the fed funds rate to 3.00 percent in May - the eighth consecutive rate hike since June 2004. (The fed funds rate is the interest rate charged by banks with excess reserves at a Federal Reserve Board district bank to other banks needing overnight loans to meet reserve requirements.) Longer-term rates, however, were less obliging, actually falling over the period, albeit with considerable volatility along the way. As yields on short-term maturities declined, the bellwether 10-year Treasury note began the period at 4.35 percent, dropped below 4.00 percent briefly in early February, then rose to 4.65 percent in mid-March, before dipping again below 4.00 percent near period-end. As the difference between short-term rates and long-term rates diminished, the yield curve flattened. (The yield curve is a graphic picture of short-term interest rates versus long-term rates.)

    Non-Treasury bonds followed a similar pattern, with yields in excess of Treasuries (also known as spreads) widening as rates rose before recovering somewhat. Spreads tend to widen when investors perceive greater risk and demand higher yields. The perception of risk increased as the bonds of General Motors and Ford - two of the nation's largest issuers of corporate debt - suffered credit rating downgrades.

Q: HOW DID THE FUNDS PERFORM OVER THE SIX-MONTH PERIOD ENDED MAY 31, 2005?

A: For the six-month period ended May 31, 2005, Core Fixed Income Fund's Class A shares returned 3.1 percent and Total Return Fund's Class A shares returned 3.1 percent, each reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested. Their peer group, the Lipper Intermediate Investment Grade Debt Funds Average,(1) returned 2.4 percent, and their benchmarks, the Lehman Brothers U.S. Aggregate Bond Index(2) (Core Fixed Income Fund), and the Lehman Brothers U.S. Universal Index(3) (Total Return
Fund),

--------------------------------------------------------------------------------

returned 2.9 and 2.8 percent respectively, percent for the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 4.75 PERCENT SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, AS OF MAY 31, 2005, ARE CORE FIXED INCOME FUND: 1 YEAR: 1.58 PERCENT AND SINCE INCEPTION (AUGUST 31, 2000):
6.09 PERCENT; AND TOTAL RETURN FUND: 1 YEAR: 1.89 PERCENT AND SINCE INCEPTION (AUGUST 31, 2000): 6.31 PERCENT. Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1 percent if the shares are redeemed within 12 months of the purchase.

    PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN A FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The primary contributor to performance in both funds relative to their respective benchmarks was the strategic positioning of the portfolios' holdings along the yield curve, i.e., the term structure. As short rates rose and longer rates fell, the portfolios were underweight their benchmarks in short and intermediate maturity securities and overweight longer maturity bonds, which added to performance. Underweights in investment-grade corporate bonds also helped, as this sector lagged. Higher than market weight holdings of asset-backed securities, especially commercial mortgage-backed securities (MBS) also aided performance.

    Within the nontraditional sectors in the Total Return Fund, the portfolio's underweight in high-yield bonds aided performance. The portfolio entered the period neutrally weighted in the sector, but positions were lightened later after high-yield spreads reached the lows of Treasuries plus 2.9 percent. As the period progressed, the high-yield market experienced considerable spread expansion and was otherwise pressured by the increased perception of risk surrounding the downgrades of Ford and General Motors debt. The portfolio continues to assume a more defensive position within the high-yield sector. Holdings now reflect a bias toward quality: overweight BB credits and underweight B and below. The portfolio also remains cautious on autos, retail, and other early cyclical issues (i.e., bonds that are sensitive to the early stages of an economic recovery), and is underweight certain mid-cyclical industries, including capital goods, chemicals, and packaging. However, the portfolio maintains large weightings in energy and gaming companies, which offer attractive cash flow and good earnings visibility.

--------------------------------------------------------------------------------

    The Total Return Fund's approach to the emerging market component of the portfolio was responsive to change in conditions during the period. In the first three months, the portfolio was overexposed, as fundamentals were strong and investor demand remained strong. Later in the six-month period ended May 31, 2005, as uncertainty arose due to indications of inflation in concert with slower global growth, portfolio positions in the sector were diminished. As yields in excess of Treasuries were low by historical measures, we maintained an underweight within the sector.

    THE FUNDS' PORTFOLIOS ARE ACTIVELY MANAGED AND, THEREFORE, THEIR HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

A PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT A FUND, INCLUDING ITS INVESTMENT OBJECTIVES, RISKS, CHARGES AND ONGOING EXPENSES, THAT AN INVESTOR SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT OUR WEBSITE AT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) Lipper Inc. is a nationally recognized organization that reports on mutual fund total return performance and calculates fund rankings. Peer averages are based on universes of funds with similar investment objectives. Peer group averages include reinvested dividends and capital gains, if any, and exclude sales charges. COPYRIGHT (C) 2005 BY REUTERS. All rights reserved. Any copying, republication, or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. An investor cannot invest directly in an average or index.

(2) The Lehman Brothers U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, non-convertible, and dollar denominated. The index covers the investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Indices are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

(3) The Lehman Brothers U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High-Yield Index. Municipal debt, private placements, and non-dollar-denominated issues are excluded from the Universal Index. The only constituent of the Index that includes floating-rate debt is the Emerging Markets Index.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of each fund's management and the portfolio holdings described in this report are as of May 31, 2005; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or each Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with each fund, please see each Fund's prospectus.

PERFORMANCE: BECAUSE OF ONGOING MARKET VOLATILITY, EACH FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each fund's prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

--------------------------------------------------------------------------------

EXPENSE EXAMPLE

    As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 through May 31, 2005).

ACTUAL EXPENSES

    For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 12/1/04 - 5/31/05" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

    For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

CORE FIXED INCOME FUND
--------------------------------------------------------------------------------

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            BEGINNING     ENDING      EXPENSES
                                             ACCOUNT      ACCOUNT    PAID DURING
                                              VALUE        VALUE       PERIOD+
                                           -----------  -----------  -----------
                                                                      12/1/04 -
                                             12/1/04      5/31/05      5/31/05
                                           -----------  -----------  -----------
CLASS A
Actual                                     $  1,000.00  $  1,030.60   $   4.56
Hypothetical (5% Return Before Expenses)   $  1,000.00  $  1,020.44   $   4.53

CLASS B
Actual                                     $  1,000.00  $  1,026.40   $   7.83
Hypothetical (5% Return Before Expenses)   $  1,000.00  $  1,017.20   $   7.79

CLASS C
Actual                                     $  1,000.00  $  1,026.30   $   7.83
Hypothetical (5% Return Before Expenses)   $  1,000.00  $  1,017.20   $   7.79

CLASS P
Actual                                     $  1,000.00  $  1,029.00   $   5.06
Hypothetical (5% Return Before Expenses)   $  1,000.00  $  1,019.95   $   5.04

CLASS Y
Actual                                     $  1,000.00  $  1,032.40   $   2.79
Hypothetical (5% Return Before Expenses)   $  1,000.00  $  1,022.19   $   2.77

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (.90% for Class A, 1.55% for Classes B and C, 1.00% for Class P and .55% for Class Y) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
MAY 31, 2005

CREDIT RATING                 %*
AAA                         65.46%
A+                           1.29%
A                            0.94%
A-                           0.55%
BBB+                         1.78%
BBB                          1.07%
BBB-                         1.39%
BB+                          3.39%
BB                           0.08%
U.S. Treasury               15.60%
Short-Term Investments       8.45%
Total                      100.00%

* Represents percent of total investments

TOTAL RETURN FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            BEGINNING     ENDING      EXPENSES
                                             ACCOUNT      ACCOUNT    PAID DURING
                                              VALUE        VALUE       PERIOD+
                                           -----------  -----------  -----------
                                                                      12/1/04 -
                                             12/1/04      5/31/05      5/31/05
                                           -----------  -----------  -----------
CLASS A
Actual                                     $  1,000.00  $  1,030.50   $   4.56
Hypothetical (5% Return Before Expenses)   $  1,000.00  $  1,020.44   $   4.53

CLASS B
Actual                                     $  1,000.00  $  1,027.30   $   7.83
Hypothetical (5% Return Before Expenses)   $  1,000.00  $  1,017.20   $   7.79

CLASS C
Actual                                     $  1,000.00  $  1,027.20   $   7.83
Hypothetical (5% Return Before Expenses)   $  1,000.00  $  1,017.20   $   7.79

CLASS P
Actual                                     $  1,000.00  $  1,029.00   $   5.06
Hypothetical (5% Return Before Expenses)   $  1,000.00  $  1,019.95   $   5.04

CLASS Y
Actual                                     $  1,000.00  $  1,031.30   $   2.79
Hypothetical (5% Return Before Expenses)   $  1,000.00  $  1,022.19   $   2.77

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.90% for Class A, 1.55% for Classes B and C, 1.00% for Class P and 0.55% for Class Y) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
MAY 31, 2005

CREDIT RATING                 %*
AAA                         62.97%
A+                           1.27%
A                            0.97%
A-                           0.50%
BBB+                         1.77%
BBB                          0.93%
BBB-                         1.87%
BB+                          4.20%
BB                           1.48%
BB-                          0.84%
B+                           0.33%
B                            0.24%
B-                           0.21%
CAA1                         0.06%
U.S. Treasury               12.65%
Short-Term Investments       9.71%
Total                      100.00%

* Represents percent of total investments

SCHEDULE OF INVESTMENTS (UNAUDITED)
CORE FIXED INCOME FUND MAY 31, 2005

                                                                                                  PRINCIPAL
                                                               INTEREST          MATURITY            AMOUNT
INVESTMENTS                                                        RATE              DATE             (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 107.31%

ASSET-BACKED SECURITIES 17.31%
American Express Credit Master Trust 2001-4 A                      3.22%#      11/17/2008    $          250    $      250,437
Ameriquest Mtg. Securities 2005-R2 A3A                             3.19%#       4/25/2035               448           447,868
Bank One Issuance Trust 2002-A3 A3                                 3.59%        5/17/2010               180           178,814
Bank One Issuance Trust 2003-A5 A5                                 3.14%#       2/17/2009               700           700,788
BMW Vehicle Owner Trust 2005-A A3                                  4.04%        2/25/2009               800           802,364
California Infrastructure SCE 1997-1 A6                            6.38%        9/25/2008               342           348,483
Centex Home Equity 2005-A AV1                                      3.21%#       8/25/2027               294           294,130
Chase Credit Card Master Trust 2002-1 A                            3.19%#       6/15/2009               825           826,892
Citibank Credit Card Issuance Trust
2002-A5 A5                                                         3.05%#       9/17/2007               616           616,395
Citibank Credit Card 2004-A1 A1                                    2.55%        1/20/2009               855           837,614
CitiFinancial Mtg. Securities, Inc.
2004-1 AF1                                                         3.18%#       4/25/2034               532           532,026
Countrywide Asset-Backed Cert.
2004-12 AFI                                                        3.29%#       3/25/2022               481           481,192
Countrywide Asset-Backed Cert.
2004-13 AV1                                                        3.23%#       5/25/2023               370           370,752
Discover Card Master Trust I 2002-2 A                              5.15%       10/15/2009               340           347,914
Discover Card Master Trust I 2002-4 B                              3.44%#       4/16/2008               200           200,232
Fleet Credit Card Master Trust II 2002-C A                         2.75%        4/15/2008             1,000           997,615
Honda Auto Receivables Owner Trust
2003-1 A3                                                          1.92%       11/20/2006               306           305,430
Illinois Power Special Purpose Trust
1998-1 A5                                                          5.38%        6/25/2007                14            14,313
MBNA Credit Card Master Note
2002-A10 A10                                                       3.23%#       2/16/2010               600           602,114
MBNA Credit Card Master Note 2004-A4                               2.70%        9/15/2009               125           122,389
MBNA Master Credit Card Trust 2000-G A                            3.271%#      12/17/2007               300           300,167
MBNA Master Credit Card Trust 2000-K A                            3.251%#       3/17/2008               630           630,510
Nissan Auto Recievables Owners
2005-B A3                                                          3.99%        7/15/2009               740           740,829
Residential Asset Securities Corp.
2004-KS6 AI1                                                       3.23%#       9/25/2022               404           404,262
Residential Asset Securities Corp.
2005-KS1 A1                                                        3.20%#       4/25/2025               304           304,727
Saxon Asset Securities Trust 2005-1 A2A                            3.20%#       5/25/2035               290           289,947

                       SEE NOTES TO FINANCIAL STATEMENTS.

CORE FIXED INCOME FUND MAY 31, 2005

                                                                                                  PRINCIPAL
                                                               INTEREST          MATURITY            AMOUNT
INVESTMENTS                                                        RATE              DATE             (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------------
Sears Credit Account Master Trust
2002-4 A                                                           3.22%#       8/18/2009    $          500    $      500,451
SLM Student Loan Trust 2004-6 A2                                  3.201%#       1/25/2013               763           763,804
USAA Auto Owner Trust 2002-1 A3                                    2.41%       10/16/2006                63            63,250
                                                                                                               --------------
TOTAL                                                                                                              13,275,709
                                                                                                               --------------

CORPORATE BONDS 13.46%
Amerada Hess Corp.                                                7.875%        10/1/2029               190           234,550
AT&T Broadband Corp.                                              9.455%       11/15/2022               171           243,754
Corn Products Int'l., Inc.                                         8.45%        8/15/2009               160           180,499
Coventry Healthcare, Inc.                                         5.875%        1/15/2012               155           155,000
Cox Communications, Inc.                                           5.45%       12/15/2014               205           208,117
Dun & Bradstreet Corp. (The)                                      6.625%        3/15/2006               314           320,334
Ford Motor Credit Corp.                                           6.875%         2/1/2006             2,940         2,973,522
France Telecom S.A.(a)                                             8.75%         3/1/2031               125           174,354
General Electric Capital Corp.                                    4.125%         3/4/2008               185           185,075
General Electric Capital Corp.                                    7.375%        1/19/2010               580           654,627
General Electric Co.                                               5.00%         2/1/2013               309           318,189
General Mills, Inc.                                               5.125%        2/15/2007               230           234,251
General Motors Corp.(b)                                           8.375%        7/15/2033                99            76,010
Goldman Sachs Group, Inc. (The)                                   6.875%        1/15/2011               810           901,404
Harrah's Operating Co., Inc.                                       8.00%         2/1/2011               145           164,939
Household Finance Corp.                                            7.00%        5/15/2012               340           386,681
Int'l. Flavors & Fragrances, Inc.                                  6.45%        5/15/2006               305           311,392
Kansas City Power & Light Co.                                     7.125%       12/15/2005               210           213,888
KB Home                                                           5.875%        1/15/2015                75            73,856
Phelps Dodge Corp.                                                 8.75%         6/1/2011               115           138,719
Potash Corp. of Saskatchewan, Inc.(a)                              7.75%        5/31/2011               235           271,243
Scholastic Corp.                                                   5.75%        1/15/2007               185           189,056
Sprint Capital Corp.                                               8.75%        3/15/2032                88           121,357
Telecom Italia Capital S.A.(a)                                    6.375%       11/15/2033               318           340,438
Telus Corp.(a)                                                     8.00%         6/1/2011               160           186,842
Time Warner, Inc.                                                 6.125%        4/15/2006               110           112,095
Time Warner, Inc.                                                 7.625%        4/15/2031               265           331,780
UnitedHealth Group, Inc.                                          3.375%        8/15/2007               263           259,021
Verizon Global Funding Corp.                                       7.25%        12/1/2010               228           257,182
Weyerhaeuser Co.                                                  7.375%        3/15/2032                87           101,885
                                                                                                               --------------
TOTAL                                                                                                              10,320,060
                                                                                                               --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

CORE FIXED INCOME FUND MAY 31, 2005

                                                                                                  PRINCIPAL
                                                               INTEREST          MATURITY            AMOUNT
INVESTMENTS                                                        RATE              DATE             (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------------
FOREIGN BONDS 0.10%
Republic of South Africa(a)                                        6.50%         6/2/2014    $           70    $       77,700
                                                                                                               --------------

GOVERNMENT SPONSORED ENTERPRISES
BONDS 5.68%
Federal National Mortgage Assoc.                                   4.75%        2/21/2013             3,102         3,106,700
Federal National Mortgage Assoc.                                  6.625%       11/15/2010             1,114         1,250,710
                                                                                                               --------------
TOTAL                                                                                                               4,357,410
                                                                                                               --------------

GOVERNMENT SPONSORED ENTERPRISES
PASS-THROUGHS 32.43%
Federal Home Loan Mortgage Corp. Gold                              6.50%              TBA             1,865         1,936,103
Federal Home Loan Mortgage Corp. A13117                            5.00%         9/1/2033               623           623,563
Federal Home Loan Mortgage Corp. A13484                            7.00%         9/1/2033                40            42,106
Federal Home Loan Mortgage Corp. A19825                            5.00%         3/1/2034             1,150         1,149,807
Federal Home Loan Mortgage Corp. A21418                            5.00%         5/1/2034               364           363,749
Federal Home Loan Mortgage Corp. B14164                            4.50%         5/1/2019             1,461         1,455,760
Federal Home Loan Mortgage Corp. B15140                            4.50%         6/1/2019               431           429,178
Federal Home Loan Mortgage Corp. B15593                            5.50%         7/1/2019               516           530,446
Federal Home Loan Mortgage Corp. B16574                            5.00%         9/1/2019                12            11,644
Federal Home Loan Mortgage Corp. B19234                            5.00%         4/1/2020             1,110         1,123,944
Federal Home Loan Mortgage Corp. C01622                            5.00%         9/1/2033               778           778,745
Federal Home Loan Mortgage Corp. C63990                            7.00%         2/1/2032               222           234,458
Federal Home Loan Mortgage Corp. C67868                            7.00%         6/1/2032                26            27,419
Federal Home Loan Mortgage Corp. E01386                            5.00%         6/1/2018               702           710,856
Federal Home Loan Mortgage Corp. E01488                            5.00%        10/1/2018               153           155,100
Federal Home Loan Mortgage Corp. G18001                            4.50%         7/1/2019               303           302,060
Federal National Mortgage Assoc.                                   4.50%              TBA             1,040         1,035,450
Federal National Mortgage Assoc.                                  4.539%#       12/1/2034               658           660,532
Federal National Mortgage Assoc.                                   5.00%              TBA             1,320         1,315,462
Federal National Mortgage Assoc.                                   5.50%              TBA             4,650         4,713,937
Federal National Mortgage Assoc.                                   5.50%        10/1/2034               571           579,404
Federal National Mortgage Assoc.                                   5.50%        11/1/2034             1,057         1,072,853
Federal National Mortgage Assoc.                                   5.50%         2/1/2035               824           836,266
Federal National Mortgage Assoc.                                   5.50%         3/1/2035               457           463,562
Federal National Mortgage Assoc.                                   6.50%              TBA             4,045         4,203,006
Federal National Mortgage Assoc.                                   6.55%         9/1/2007                30            31,167
Federal National Mortgage Assoc.                                   6.87%         4/1/2006                89            89,958
                                                                                                               --------------
TOTAL                                                                                                              24,876,535
                                                                                                               --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

CORE FIXED INCOME FUND MAY 31, 2005

                                                                                                  PRINCIPAL
                                                               INTEREST          MATURITY            AMOUNT
INVESTMENTS                                                        RATE              DATE             (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------------
NON-AGENCY COMMERCIAL
MORTGAGE-BACKED SECURITIES 20.06%
Banc of America Commercial Mtg., Inc.
2004-2 A1                                                         2.764%       11/10/2038    $          929    $      903,116
Banc of America Commercial Mtg., Inc.
2005-1 A2                                                          4.64%       11/10/2042             1,070         1,083,342
Bear Stearns Commercial Mtg. 2003-T12 A1                           2.96%        8/13/2039               603           586,787
Bear Stearns Commercial Mtg.
2005-PWR7 A1                                                      4.386%        2/11/2041               342           344,634
Credit Suisse First Boston Mtg.
Securities Corp. 1998-C2 A1                                        5.96%       11/11/2030               257           260,788
Credit Suisse First Boston Mtg.
Securities Corp. 2004-C1 A2                                       3.516%        1/15/2037               430           421,282
GMAC Commercial Mtg. Securities, Inc
2003-C1 A2                                                        4.079%        5/10/2036             1,190         1,157,526
Greenwich Capital Commercial Funding
Corp. 2004-GG1 A2                                                 3.835%        6/10/2036               400           397,934
Greenwich Capital Commercial Funding
Corp. 2004-GG1 A4                                                 4.755%        6/10/2036               290           294,685
JP Morgan Chase Commercial Mtg.
Securities 2003-C1 A1                                             4.275%        1/12/2037               326           325,442
JP Morgan Chase Commercial Mtg.
Securities 2004-CB8 A4                                            4.404%        1/12/2039             2,045         2,007,961
LB-UBS Commercial Mtg. Trust 2003-C1 A4                           4.394%        3/15/2032             1,965         1,943,502
LB-UBS Commercial Mtg. Trust 2003-C8 A3                            4.83%       11/15/2027               130           132,564
LB-UBS Commercial Mtg. Trust 2004-C1 A1                           2.964%        1/15/2029               687           667,955
Morgan Stanley Capital I 2003-IQ6 A4                               4.97%       12/15/2041               800           820,381
Morgan Stanley Capital I 2004-HQ3 A4                               4.80%        1/13/2041             2,045         2,068,965
Wachovia Bank Commercial Mtg. Trust
2003-C5 A2                                                        3.989%        6/15/2035               995           958,141
Wachovia Bank Commercial Mtg.
Trust 2005-C17 A1                                                  4.43%        3/15/2042             1,000         1,008,292
                                                                                                               --------------
TOTAL                                                                                                              15,383,297
                                                                                                               --------------

U.S. TREASURY OBLIGATIONS 18.27%
U.S. Treasury Bond                                                 5.25%        2/15/2029             2,493         2,801,412
U.S. Treasury Note                                                3.125%        1/31/2007             1,754         1,742,011
U.S. Treasury Note                                                 3.50%       12/15/2009             1,824         1,805,975
U.S. Treasury Note                                                 4.00%        6/15/2009               106           107,176
U.S. Treasury Note                                                 4.25%        8/15/2013             1,734         1,773,423

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
CORE FIXED INCOME FUND MAY 31, 2005

                                                                                                  PRINCIPAL
                                                               INTEREST          MATURITY            AMOUNT
INVESTMENTS                                                        RATE              DATE             (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Note                                                4.875%        2/15/2012    $        2,586    $    2,746,818
U.S. Treasury Note                                                 5.00%        8/15/2011             1,700         1,811,763
U.S. Treasury Strips                                        Zero Coupon         8/15/2020               831           426,191
U.S. Treasury Strips                                        Zero Coupon        11/15/2027             2,168           796,371
                                                                                                               --------------
TOTAL                                                                                                              14,011,140
                                                                                                               --------------
TOTAL LONG-TERM INVESTMENTS (Cost $81,297,479)                                                                     82,301,851
                                                                                                               ==============

SHORT-TERM INVESTMENT 9.91%

REPURCHASE AGREEMENT 9.91%

Repurchase Agreement dated 5/31/2005, 3.02%
due 6/1/2005 with Morgan Stanley collateralized
by $7,780,000 of Federal National Mortgage Assoc.
at 3.00% due 4/26/2019; value $7,734,098; proceeds:
$7,600,638 (Cost $7,600,000)                                                                          7,600         7,600,000
                                                                                                               --------------
TOTAL INVESTMENTS IN SECURITIES 117.22% (Cost $88,897,479)                                                         89,901,851
                                                                                                               ==============
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS (17.22%)                                                           (13,204,831)
                                                                                                               ==============
NET ASSETS 100.00%                                                                                             $   76,697,020
                                                                                                               ==============

 # Variable rate security. The interest rate represents the rate at May 31, 2005.
(a) Foreign security traded in U.S. dollars.
(b) Securities have been fully/partially segregated as collateral for reverse repurchase agreements as of May 31, 2005. See Note 2.
TBA To be announced. Securities purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

          SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
TOTAL RETURN FUND MAY 31, 2005

                                                                                                  PRINCIPAL
                                                               INTEREST          MATURITY            AMOUNT
INVESTMENTS                                                        RATE              DATE             (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 105.41%

ASSET-BACKED SECURITIES 14.43%
American Express Credit Master Trust
2001-1 A                                                           3.23%#       9/15/2008    $        1,965    $    1,968,295
American Express Credit Master Trust
2001-4 A                                                           3.22%#      11/17/2008               800           801,399
American Express Credit Master Trust
2001-7 A                                                           3.21%#       2/16/2009             1,250         1,252,442
American Express Master Trust 2002-2 A                             3.14%#       5/15/2006             1,419         1,419,887
Ameriquest Mtg. Securities 2005-R2 A3A                             3.19%#       4/25/2035             1,343         1,343,602
Bank One Issuance Trust 2003-A5 A5                                 3.14%#       2/17/2009             1,100         1,101,238
BMW Vehicle Owner Trust 2003-A A3                                  1.94%        2/25/2007               111           110,311
BMW Vehicle Owner Trust 2005-A A3                                  4.04%        2/25/2009             2,800         2,808,275
California Infrastructure SCE 1997-1 A7                            6.42%       12/26/2009               700           733,527
Capital Auto Receivables Asset Trust
2003-2 A3A                                                         1.44%        2/15/2007             1,075         1,068,379
Capital Auto Receivables Asset Trust
2004-1 A2                                                          1.40%        5/15/2006               157           156,852
Centex Home Equity 2005-A AV1                                      3.21%#       8/25/2027             1,877         1,879,163
Citibank Credit Card Issuance Trust
2003-A2 A2                                                         2.70%        1/15/2008               580           577,055
CitiFinancial Mtg. Securities, Inc.
2004-1 AF1                                                         3.18%#       4/25/2034             2,058         2,058,707
Countrywide Asset-Backed Certificates
2004-12 AFI                                                        3.29%#       3/25/2022             1,418         1,418,687
Countrywide Asset-Backed Certificates
2004-13 AV1                                                        3.23%#       5/25/2023             1,272         1,273,452
Countrywide Asset-Backed Certificates
2004-14 A1                                                         3.23%#       6/25/2035             2,464         2,465,944
Daimler Chrysler Auto Trust 2001-C A4                              4.63%        12/6/2006               452           452,670
Discover Card Master Trust I 2000-5 B                              3.50%#      11/15/2007               555           555,359
Discover Card Master Trust I 2000-9 A                              6.35%        7/15/2008               355           361,065
Discover Card Master Trust I 2002-4 A                              3.15%#       4/16/2008             1,000         1,000,914
First USA Credit Card Master Trust
2001-1 A                                                           3.24%#       9/19/2008             2,400         2,403,900
Fleet Credit Card Master Trust II 2002-C A                         2.75%        4/15/2008               679           677,381
Ford Credit Auto Owner Trust 2002-A A4A                            4.36%        9/15/2006               313           313,956
Honda Auto Receivables Owner Trust
2003-1 A3                                                          1.92%       11/20/2006               636           634,615

                       SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND MAY 31, 2005

                                                                                                  PRINCIPAL
                                                               INTEREST          MATURITY            AMOUNT
INVESTMENTS                                                        RATE              DATE             (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------------
Illinois Power Special Purpose Trust
1998-1 A5                                                          5.38%        6/25/2007    $           31    $       31,489
Illinois Power Special Purpose Trust
1998-1 A6                                                          5.54%        6/25/2009               800           815,221
MBNA Credit Card Master Note 2002-A6                               3.90%       11/15/2007             2,870         2,872,210
MBNA Master Credit Card Trust 1996-G A                             3.27%#      12/15/2008               800           802,102
MBNA Master Credit Card Trust 1996-M A                            3.398%#       4/15/2009               500           501,125
MBNA Master Credit Card Trust 1999-D A                             3.28%#      11/17/2008               850           852,190
Nissan Auto Receivables Owner Trust
2005-B A3                                                          3.99%        7/15/2009             3,180         3,183,562
Residential Asset Securities Corp.
2005-KS1 A1                                                        3.20%#       4/25/2025             1,075         1,075,506
Saxon Asset Securities Trust 2005-1 A2A                            3.20%#       5/25/2035             1,176         1,176,843
Sears Credit Account Master Trust
2001-1 A                                                           3.27%#       2/15/2010               350           350,187
Sears Credit Account Master Trust
2002-4 A                                                           3.22%#       8/18/2009             2,450         2,452,209
Sears Credit Account Master Trust
2002-5 A                                                           3.47%#      11/17/2009               900           902,212
Standard Credit Card Master Trust
1995-9 A                                                           6.55%        10/7/2007               683           690,380
USAA Auto Owner Trust 2002-1 A3                                    2.41%       10/16/2006                26            25,595
                                                                                                               --------------
TOTAL                                                                                                              44,567,906
                                                                                                               --------------

CORPORATE BONDS 17.78%
AGCO Corp.                                                         9.50%         5/1/2008               450           474,750
Airgas, Inc.                                                       7.75%        9/15/2006             1,240         1,286,500
Allegheny Ludlum Corp.                                             6.95%       12/15/2025               490           458,763
Allied Waste North America, Inc.+                                  7.25%        3/15/2015               600           582,000
Amerada Hess Corp.                                                7.875%        10/1/2029               818         1,009,797
AT&T Broadband Corp.                                              9.455%       11/15/2022               723         1,030,608
Ball Corp.                                                        6.875%       12/15/2012               805           848,269
Bowater, Inc.                                                      6.50%        6/15/2013               770           735,350
Chesapeake Energy Corp.+                                          6.625%        1/15/2016               585           607,669
Colorado Interstate Gas Co.                                       10.00%        6/15/2005               645           645,995
Corn Products Int'l., Inc.                                         8.45%        8/15/2009               736           830,294
Corning, Inc.                                                      5.90%        3/15/2014               205           209,429
Coventry Healthcare, Inc.                                         5.875%        1/15/2012               570           570,000
Cox Communications, Inc.                                           5.45%       12/15/2014               800           812,163
Dun & Bradstreet Corp. (The)                                      6.625%        3/15/2006             1,030         1,050,778

                       SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND MAY 31, 2005

                                                                                                  PRINCIPAL
                                                               INTEREST          MATURITY            AMOUNT
INVESTMENTS                                                        RATE              DATE             (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Corp.                                           6.875%         2/1/2006    $       12,349    $   12,489,803
Fort James Corp.                                                  6.875%        9/15/2007               730           766,500
Fort James Corp.                                                   7.75%       11/15/2023               215           246,713
France Telecom S.A.(a)                                             8.75%         3/1/2031               534           744,841
General Electric Capital Corp.                                    4.125%         3/4/2008               665           665,268
General Electric Capital Corp.                                    7.375%        1/19/2010             1,318         1,487,584
General Electric Co.                                               5.00%         2/1/2013             3,148         3,241,612
General Mills, Inc.                                               5.125%        2/15/2007               971           988,945
General Motors Corp.(c)                                           8.375%        7/15/2033               762           585,045
Goldman Sachs Group, Inc. (The)                                   6.875%        1/15/2011             3,257         3,624,536
Harrah's Operating Co., Inc.                                       8.00%         2/1/2011               811           922,523
Hornbeck Offshore Services, Inc.                                  6.125%        12/1/2014               300           300,750
Household Finance Corp.                                            5.75%        1/30/2007               260           267,109
Household Finance Corp.                                            7.00%        5/15/2012             1,405         1,597,904
Int'l. Flavors & Fragrances, Inc.                                  6.45%        5/15/2006             1,206         1,231,275
Kansas City Power & Light Co.                                     7.125%       12/15/2005                97            98,796
KB Home                                                           5.875%        1/15/2015               350           344,664
Lucent Technologies, Inc.                                          6.45%        3/15/2029               690           600,300
MGM Mirage, Inc.                                                   6.75%         9/1/2012               670           688,425
Nevada Power Co.+                                                 5.875%        1/15/2015               225           222,750
Nevada Power Co.                                                   8.25%         6/1/2011               450           505,125
Nextel Communications, Inc.                                       7.375%         8/1/2015               645           700,631
Northwest Pipeline Corp.                                          8.125%         3/1/2010               665           726,513
NorthWestern Corp+                                                5.875%        11/1/2014               225           228,375
Peabody Energy Corp.                                              5.875%        4/15/2016               750           742,500
Phelps Dodge Corp.                                                 8.75%         6/1/2011               545           657,408
Potash Corp. of Saskatchewan, Inc.(a)                              7.75%        5/31/2011               995         1,148,453
Rogers Wireless, Inc.(a)                                           7.25%       12/15/2012               275           295,625
Scholastic Corp.                                                   5.75%        1/15/2007               625           638,703
Telecom Italia Capital S.A.(a)                                    6.375%       11/15/2033             1,261         1,349,976
Telus Corp.(a)                                                     8.00%         6/1/2011               720           840,788
Tennessee Gas Pipeline                                             6.00%       12/15/2011               108            99,900
Time Warner, Inc.                                                 6.125%        4/15/2006               345           351,569
Time Warner, Inc.                                                 7.625%        4/15/2031             1,043         1,305,837
UnitedHealth Group, Inc.                                          3.375%        8/15/2007             1,114         1,097,147
Ventas Realty L.P. Capital Corp.                                  6.625%       10/15/2014               515           515,000
Verizon Global Funding Corp.                                       7.25%        12/1/2010               843           950,897
Weyerhaeuser Co.                                                  7.375%        3/15/2032               407           476,633
                                                                                                               --------------
TOTAL                                                                                                              54,898,788
                                                                                                               --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND MAY 31, 2005

                                                                                                  PRINCIPAL
                                                               INTEREST          MATURITY            AMOUNT
INVESTMENTS                                                        RATE              DATE             (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------------
FOREIGN BONDS 0.91%
Republic of Argentina(a)                                           3.00%#       4/30/2013    $          290    $      224,939
Republic of Bulgaria+(a)                                           8.25%        1/15/2015               125           156,875
Republic of South Africa(a)                                        6.50%         6/2/2014               210           233,100
Republic of Turkey(a)                                              8.00%        2/14/2034               320           324,400
Republic of Venezuela(a)                                          9.375%        1/13/2034               265           267,783
Russian Federation+(a)                                             5.00%        3/31/2030             1,448         1,598,230
                                                                                                               --------------
TOTAL                                                                                                               2,805,327
                                                                                                               --------------

GOVERNMENT SPONSORED ENTERPRISES
BONDS 6.16%
Federal National Mortgage Assoc.                                   4.75%        2/21/2013            11,473        11,490,382
Federal National Mortgage Assoc.                                  6.625%       11/15/2010             6,700         7,523,352
                                                                                                               --------------
TOTAL                                                                                                              19,013,734
                                                                                                               --------------

GOVERNMENT SPONSORED ENTERPRISES
COLLATERALIZED MORTGAGE OBLIGATIONS 0.00%
Federal Home Loan Mortgage Corp.
2638 IK IO                                                         5.00%        7/15/2009               130               154
                                                                                                               --------------

GOVERNMENT SPONSORED ENTERPRISES
PASS-THROUGHS 28.27%
Federal Home Loan Mortgage Corp. Gold                              5.00%              TBA             1,900         1,921,968
Federal Home Loan Mortgage Corp. Gold                              6.50%              TBA             6,705         6,960,628
Federal Home Loan Mortgage Corp. A11080                            5.00%         7/1/2033               682           682,373
Federal Home Loan Mortgage Corp. A13484                            7.00%         9/1/2033                86            91,229
Federal Home Loan Mortgage Corp. A21418                            5.00%         5/1/2034             1,060         1,059,506
Federal Home Loan Mortgage Corp. A22363                            5.00%         5/1/2034             1,893         1,893,099
Federal Home Loan Mortgage Corp. B14216                            4.50%         5/1/2019             1,677         1,671,281
Federal Home Loan Mortgage Corp. B15140                            4.50%         6/1/2019             1,297         1,292,147
Federal Home Loan Mortgage Corp. B15328                            5.00%         6/1/2019               231           234,036
Federal Home Loan Mortgage Corp. B15593                            5.50%         7/1/2019             1,434         1,474,108
Federal Home Loan Mortgage Corp. B18257                            5.00%         5/1/2020             1,495         1,513,428
Federal Home Loan Mortgage Corp. C01622                            5.00%         9/1/2033             2,354         2,355,227
Federal Home Loan Mortgage Corp. C63990                            7.00%         2/1/2032                96           101,601
Federal Home Loan Mortgage Corp. C66953                            7.00%         5/1/2032               451           475,348
Federal Home Loan Mortgage Corp. C77216                            7.00%         8/1/2032               137           144,537
Federal Home Loan Mortgage Corp. E01488                            5.00%        10/1/2018             3,787         3,835,517
Federal Home Loan Mortgage Corp. G01658                            5.00%         2/1/2034             2,089         2,089,599
Federal Home Loan Mortgage Corp. G11659                            4.50%         1/1/2019               958           956,258
Federal Home Loan Mortgage Corp. G18001                            4.50%         7/1/2019               960           956,522

                       SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND MAY 31, 2005

                                                                                                  PRINCIPAL
                                                               INTEREST          MATURITY            AMOUNT
INVESTMENTS                                                        RATE              DATE             (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. G18020                            4.50%        11/1/2019    $          574    $      571,962
Federal Home Loan Mortgage Corp. G18053                            5.00%         5/1/2020             2,380         2,409,899
Federal National Mortgage Assoc.                                   4.50%              TBA             2,500         2,489,062
Federal National Mortgage Assoc.                                  4.539%#       12/1/2034             3,264         3,278,553
Federal National Mortgage Assoc.                                   5.00%              TBA             7,860         7,832,977
Federal National Mortgage Assoc.                                   5.50%              TBA            16,565        16,792,769
Federal National Mortgage Assoc.                                   5.50%        10/1/2034             4,511         4,577,288
Federal National Mortgage Assoc.                                   5.50%        11/1/2034             1,725         1,749,838
Federal National Mortgage Assoc.                                   5.50%         2/1/2035             2,820         2,861,441
Federal National Mortgage Assoc.                                   6.50%              TBA            14,030        14,573,118
Federal National Mortgage Assoc.                                   6.50%         7/1/2008               344           362,055
Federal National Mortgage Assoc.                                   6.87%         4/1/2006                44            44,979
Federal National Mortgage Assoc.                                  7.025%         7/1/2006                 7             6,558
Federal National Mortgage Assoc.                                   7.04%         3/1/2007                25            26,332
                                                                                                               --------------
TOTAL                                                                                                              87,285,243
                                                                                                               --------------

NON-AGENCY COMMERCIAL
MORTGAGE-BACKED SECURITIES 23.09%
Banc of America Commercial Mtg., Inc.
2003-2 A2                                                         4.342%        3/11/2041             1,510         1,514,540
Banc of America Commercial Mtg., Inc.
2004-2 A1                                                         2.764%       11/10/2038             4,222         4,105,072
Banc of America Commercial Mtg., Inc.
2005-1 A2                                                          4.64%       11/10/2042             4,270         4,323,244
Bear Stearns Commercial Mtg. 2003-T12 A1                           2.96%        8/13/2039             2,454         2,389,060
Credit Suisse First Boston Mtg.
Securities 1998-C2 A1                                              5.96%       11/11/2030               492           499,442
Credit Suisse First Boston Mtg.
Securities 2004-C1 A2                                             3.516%        1/15/2037             1,520         1,489,185
Credit Suisse First Boston Mtg.
Securities 2004-C3 A3                                             4.302%        7/15/2036               680           679,271
GMAC Commercial Mtg.
Securities, Inc. 2002-C3 A2                                        4.93%        7/10/2039             1,345         1,379,668
GMAC Commercial Mtg.
Securities, Inc. 2003-C1 A2                                       4.079%        5/10/2036             7,205         7,008,380
Greenwich Capital Commercial Funding
Corp. 2004-GG1 A2                                                 3.835%        6/10/2036             2,450         2,437,345
JP Morgan Chase Commercial Mtg.
Securities 2005-LDP1                                              4.116%        3/15/2046             2,523         2,524,698
JP Morgan Chase Commercial Mtg.
Securities 2002-C1 A2                                             4.914%        7/12/2037               390           397,974

                       SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND MAY 31, 2005

                                                                                                  PRINCIPAL
                                                               INTEREST          MATURITY            AMOUNT
INVESTMENTS                                                        RATE              DATE             (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase Commercial Mtg.
Securities 2002-C3 A2                                             4.994%        7/12/2035    $          750    $      771,711
JP Morgan Chase Commercial Mtg.
Securities 2004-CB8 A4                                            4.404%        1/12/2039             6,185         6,072,977
LB-UBS Commercial Mtg. Trust 2003-C1 A4                           4.394%        3/15/2032             6,825         6,750,332
LB-UBS Commercial Mtg. Trust 2003-C8 A3                            4.83%       11/15/2027               750           764,795
LB-UBS Commercial Mtg. Trust 2004-C1 A1                           2.964%        1/15/2029             2,490         2,421,338
Merrill Lynch Mtg. Trust 2005-MKB2 A1                             4.446%        9/12/2042             2,640         2,659,008
Morgan Stanley Capital I 2003-IQ4                                  3.27%        5/15/2040               550           527,151
Morgan Stanley Capital I 2003-IQ6 A4                               4.97%       12/15/2041             3,000         3,076,431
Morgan Stanley Capital I 2004-HQ3 A4                               4.80%        1/13/2041             6,800         6,879,687
Wachovia Bank Commercial Mtg. Trust
2003-C5 A1                                                        2.986%        6/15/2035               801           760,009
Wachovia Bank Commercial Mtg. Trust
2003-C5 A2                                                        3.989%        6/15/2035             7,460         7,183,650
Wachovia Bank Commercial Mtg. Trust
2004-C12 A1                                                       3.404%        7/15/2041               830           816,867
Wachovia Bank Commercial Mtg. Trust
2005-C17 A1                                                        4.43%        3/15/2042             3,824         3,855,234
                                                                                                               --------------
TOTAL                                                                                                              71,287,069
                                                                                                               --------------

PASS-THROUGH AGENCY 0.00%

Government National Mortgage Assoc.                               12.00%        8/15/2013                --(b)             96
                                                                                                               --------------

U.S. TREASURY OBLIGATIONS 14.77%
U.S. Treasury Bond                                                 5.25%        2/15/2029             8,552         9,609,976
U.S. Treasury Note                                                3.125%        1/31/2007            10,070        10,001,172
U.S. Treasury Note                                                 3.50%       12/15/2009             2,030         2,009,940
U.S. Treasury Note                                                 4.00%        6/15/2009               846           855,385
U.S. Treasury Note                                                 4.00%        3/15/2010               337           340,581
U.S. Treasury Note                                                 4.25%        8/15/2013             7,773         7,949,719
U.S. Treasury Note                                                4.875%        2/15/2012             6,863         7,289,796
U.S. Treasury Note                                                 5.00%        8/15/2011             3,200         3,410,378
U.S. Treasury Strips                                        Zero Coupon         8/15/2020             1,850           948,800
U.S. Treasury Strips                                        Zero Coupon        11/15/2027             8,737         3,209,362
                                                                                                               --------------
TOTAL                                                                                                              45,625,109
                                                                                                               --------------
TOTAL LONG-TERM INVESTMENTS (Cost $321,552,975)                                                                   325,483,426
                                                                                                               ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
TOTAL RETURN FUND MAY 31, 2005

                                                                                                  PRINCIPAL
                                                                                                     AMOUNT
INVESTMENTS                                                                                           (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 11.33%

REPURCHASE AGREEMENT 11.33%

Repurchase Agreement dated 5/31/2005, 3.02% due
6/1/2005 with Morgan Stanley collateralized by
$35,260,000 of Federal Home Loan Mortgage Corp. at
5.25% due 11/5/2012; value: $35,651,386; proceeds:
$35,002,936 (Cost $35,000,000)                                                               $       35,000    $   35,000,000
                                                                                                               --------------
TOTAL INVESTMENTS IN SECURITIES 116.74% (Cost $356,552,975)                                                       360,483,426
                                                                                                               ==============
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS (16.74%)                                                           (51,694,207)
                                                                                                               ==============
NET ASSETS 100.00%                                                                                             $  308,789,219
                                                                                                               ==============

  + Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
  # Variable rate security. The interest rate represents the rate at May 31,
    2005.
(a) Foreign security traded in U.S. dollars.
(b) Amount represents less than $1,000.
(c) Securities have been fully/partially segregated for open reverse repurchase agreements as of May 31, 2005. See Note 2.
 IO Interest Only.
TBA To be announced. Securities purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
MAY 31, 2005

                                                                                                 CORE FIXED             TOTAL
                                                                                                INCOME FUND       RETURN FUND
ASSETS:
   Investment in securities, at cost                                                         $   81,297,479    $  321,552,975
-----------------------------------------------------------------------------------------------------------------------------
   Investment in securities, at value                                                        $   82,301,851    $  325,483,426
   Repurchase agreement, at cost and value                                                        7,600,000        35,000,000
   Cash                                                                                             602,503         1,181,859
   Receivables:
      Interest and dividends                                                                        539,771         2,251,997
      Investment securities sold                                                                  4,284,815        18,461,800
      Capital shares sold                                                                           339,632         1,433,586
      From advisor                                                                                   17,884            53,080
   Prepaid expenses and other assets                                                                 48,284            57,858
-----------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                                                  95,734,740       383,923,606
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
   Reverse repurchase agreement                                                                     112,665           657,201
   Payables:
      Investment securities purchased                                                            18,535,467        72,892,055
      Capital shares reacquired                                                                      57,229           308,376
      Management fee                                                                                 25,546           111,006
      12b-1 distribution fees                                                                        41,985            80,459
      Fund administration                                                                             2,550             9,877
      Trustees' fees                                                                                  9,971             6,768
      To affiliate                                                                                        -             6,923
   Dividends payable                                                                                229,985           996,249
   Accrued expenses and other liabilities                                                            22,322            65,473
-----------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                                             19,037,720        75,134,387
=============================================================================================================================
NET ASSETS                                                                                   $   76,697,020    $  308,789,219
=============================================================================================================================

COMPOSITION OF NET ASSETS:
Paid-in capital                                                                              $   76,101,563    $  305,839,657
Distributions in excess of net investment income                                                   (205,440)         (740,989)
Accumulated net realized loss on investments and futures contracts                                 (203,475)         (239,900)
Net unrealized appreciation on investments and futures contracts                                  1,004,372         3,930,451
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   $   76,697,020    $  308,789,219
=============================================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                                               $   42,182,716    $  111,554,516
Class B Shares                                                                               $   14,670,271    $   34,687,215
Class C Shares                                                                               $   18,798,686    $   24,938,411
Class P Shares                                                                               $      510,734    $    2,129,380
Class Y Shares                                                                               $      534,613    $  135,479,697
OUTSTANDING SHARES BY CLASS (UNLIMITED NUMBER OF
   AUTHORIZED SHARES OF BENEFICIAL INTEREST):
Class A Shares                                                                                    3,910,495        10,527,182
Class B Shares                                                                                    1,363,655         3,276,676
Class C Shares                                                                                    1,749,890         2,355,401
Class P Shares                                                                                       47,183           200,066
Class Y Shares                                                                                       49,568        12,766,656
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                                               $        10.79    $        10.60
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 4.75%)                                              $        11.33    $        11.13
Class B Shares-Net asset value                                                               $        10.76    $        10.59
Class C Shares-Net asset value                                                               $        10.74    $        10.59
Class P Shares-Net asset value                                                               $        10.82    $        10.64
Class Y Shares-Net asset value                                                               $        10.79    $        10.61
=============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 2005

                                                                                                 CORE FIXED             TOTAL
                                                                                                INCOME FUND       RETURN FUND
INVESTMENT INCOME:
Interest                                                                                     $    1,531,652    $    5,730,445
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                           1,531,652         5,730,445
-----------------------------------------------------------------------------------------------------------------------------

EXPENSES:
Management fee                                                                                      155,322           582,517
12b-1 distribution plan-Class A                                                                      79,754           171,599
12b-1 distribution plan-Class B                                                                      70,626           171,728
12b-1 distribution plan-Class C                                                                      83,097           109,804
12b-1 distribution plan-Class P                                                                         872             3,612
Shareholder servicing                                                                                80,238           166,468
Professional                                                                                          9,548            16,396
Reports to shareholders                                                                               9,974            19,945
Fund administration                                                                                  14,084            51,779
Custody                                                                                              10,477            17,382
Trustees' fees                                                                                        2,303             7,892
Registration                                                                                          6,629             9,258
Subsidy (See Note 3)                                                                                      -            74,652
Other                                                                                                 1,520            22,460
-----------------------------------------------------------------------------------------------------------------------------
Gross expenses                                                                                      524,444         1,425,492
   Expense reductions (See Note 7)                                                                   (1,900)           (5,692)
   Expenses assumed by advisor (See Note 3)                                                        (106,269)         (251,543)
-----------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                                        416,275         1,168,257
NET INVESTMENT INCOME                                                                             1,115,377         4,562,188
-----------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS):

Net realized gain (loss) on investments and futures contracts                                       200,856           903,737
Net realized gain (loss) on short positions                                                             458             2,730
Net change in unrealized appreciation (depreciation)
   on investments and futures contracts                                                             683,354         2,448,781
=============================================================================================================================
NET REALIZED AND UNREALIZED GAIN                                                                    884,668         3,355,248
=============================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                         $    2,000,045    $    7,917,436
=============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 2005

                                                                                                 CORE FIXED             TOTAL
INCREASE IN NET ASSETS                                                                          INCOME FUND       RETURN FUND
OPERATIONS:
Net investment income                                                                        $    1,115,377    $    4,562,188
Net realized gain (loss) on investments and future contracts                                        201,314           906,467
Net change in unrealized appreciation (depreciation)
   on investments and futures contracts                                                             683,354         2,448,781
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              2,000,045         7,917,436
=============================================================================================================================

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                                         (730,784)       (1,888,967)
   Class B                                                                                         (220,414)         (555,452)
   Class C                                                                                         (258,601)         (354,287)
   Class P                                                                                           (7,106)          (30,791)
   Class Y                                                                                          (10,167)       (2,188,466)
Net realized gain
   Class A                                                                                          (42,799)         (552,423)
   Class B                                                                                          (16,275)         (209,836)
   Class C                                                                                          (17,848)         (131,909)
   Class P                                                                                             (350)           (4,433)
   Class Y                                                                                             (519)         (526,340)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                              (1,304,863)       (6,442,904)
=============================================================================================================================

CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                                                17,488,590        98,831,959
Reinvestment of distributions                                                                       988,730         5,438,976
Cost of shares reacquired                                                                        (8,518,246)      (18,399,108)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                                                                9,959,074        85,871,827
=============================================================================================================================
NET INCREASE IN NET ASSETS                                                                       10,654,256        87,346,359
=============================================================================================================================

NET ASSETS:
Beginning of period                                                                              66,042,764       221,442,860
-----------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                                                $   76,697,020    $  308,789,219
=============================================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                                             $     (205,440)   $     (740,989)
=============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED NOVEMBER 30, 2004

                                                                                                 CORE FIXED             TOTAL
INCREASE (DECREASE) IN NET ASSETS                                                               INCOME FUND       RETURN FUND
OPERATIONS:
Net investment income                                                                        $    1,785,026    $    5,620,342
Net realized gain (loss) on investments and futures contracts                                       868,834         2,713,969
Net change in unrealized appreciation (depreciation)
   on investments and futures contracts                                                            (500,766)       (1,084,385)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              2,153,094         7,249,926
=============================================================================================================================

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                                       (1,262,241)       (2,710,821)
   Class B                                                                                         (427,632)       (1,041,214)
   Class C                                                                                         (454,507)         (626,440)
   Class P                                                                                           (5,208)          (13,489)
   Class Y                                                                                           (1,899)       (2,147,065)
Net realized gain
   Class A                                                                                         (560,541)         (910,267)
   Class B                                                                                         (224,255)         (512,376)
   Class C                                                                                         (235,572)         (282,457)
   Class P                                                                                             (149)              (32)
   Class Y                                                                                              (24)         (571,648)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                              (3,172,028)       (8,815,809)
=============================================================================================================================

CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                                                23,834,190        95,288,051
Reinvestment of distributions                                                                     2,416,482         7,330,620
Cost of shares reacquired                                                                       (29,695,166)      (34,413,770)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                                                               (3,444,494)       68,204,901
=============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                                            (4,463,428)       66,639,018
=============================================================================================================================
NET ASSETS:
Beginning of year                                                                                70,506,192       154,803,842
-----------------------------------------------------------------------------------------------------------------------------
END OF YEAR                                                                                  $   66,042,764    $  221,442,860
=============================================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                                             $      (93,745)   $     (285,214)
=============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
CORE FIXED INCOME FUND

                                                      SIX MONTHS
                                                         ENDED                      YEAR ENDED 11/30                8/31/2000(c)
                                                       5/31/2005      -------------------------------------------        TO
                                                      (UNAUDITED)        2004         2003       2002       2001     11/30/2000
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                                $      10.68     $  10.81     $  10.74   $  10.81   $  10.91    $    10.55
                                                     ============     ========     ========   ========   ========    ==========

Investment operations:
  Net investment income(a)                                    .18(e)       .31(e)       .26        .43        .66           .18
  Net realized and
    unrealized gain                                           .14          .08          .26        .24        .61           .18
                                                     ------------     --------     --------   --------   --------    ----------
    Total from investment
      operations                                              .32          .39          .52        .67       1.27           .36
                                                     ------------     --------     --------   --------   --------    ----------

Distributions to shareholders from:
  Net investment income                                      (.20)        (.37)        (.38)      (.54)     (1.37)            -
  Net realized gain                                          (.01)        (.15)        (.07)      (.20)         -             -
                                                     ------------     --------     --------   --------   --------    ----------
    Total distributions                                      (.21)        (.52)        (.45)      (.74)     (1.37)            -
                                                     ------------     --------     --------   --------   --------    ----------
NET ASSET VALUE, END OF PERIOD                       $      10.79     $  10.68     $  10.81   $  10.74   $  10.81    $    10.91
                                                     ============     ========     ========   ========   ========    ==========

Total Return(b)                                              3.06%(d)     3.72%        4.84%      6.57%     12.64%         3.41%(d)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including reductions
    and expenses assumed                                      .45%(d)     1.04%        1.05%       .70%       .01%          .00%(d)
  Expenses, excluding reductions
    and expenses assumed                                      .61%(d)     1.32%        1.32%      1.45%      1.77%          .16%(d)
  Net investment income                                      1.72%(d)     2.92%        2.39%      4.06%      6.21%         1.67%(d)

                                                     SIX MONTHS
                                                        ENDED                       YEAR ENDED 11/30                8/31/2000(c)
                                                      5/31/2005       -------------------------------------------        TO
SUPPLEMENTAL DATA:                                   (UNAUDITED)        2004         2003       2002       2001      11/30/2000
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                    $     42,183     $ 36,168     $ 38,464   $ 18,593   $  5,139    $    2,814
  Portfolio turnover rate                                  228.18%      434.57%      425.46%    433.27%    641.36%       595.00%
================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

CORE FIXED INCOME FUND

                                                      SIX MONTHS
                                                         ENDED                     YEAR ENDED 11/30               8/31/2000(c)
                                                       5/31/2005      -----------------------------------------        TO
                                                      (UNAUDITED)       2004         2003       2002       2001    11/30/2000
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                                $      10.66     $  10.79     $  10.72   $  10.82   $  10.91    $    10.55
                                                     ============     ========     ========   ========   ========    ==========

Investment operations:
  Net investment income(a)                                    .15(e)       .25(e)       .19        .36        .61           .18
  Net realized and
    unrealized gain                                           .13          .08          .27        .25        .66           .18
                                                     ------------     --------     --------   --------   --------    ----------
    Total from investment
      operations                                              .28          .33          .46        .61       1.27           .36
                                                     ------------     --------     --------   --------   --------    ----------

Distributions to shareholders from:
  Net investment income                                      (.17)        (.31)        (.32)      (.51)     (1.36)            -
  Net realized gain                                          (.01)        (.15)        (.07)      (.20)         -             -
                                                     ------------     --------     --------   --------   --------    ----------
    Total distributions                                      (.18)        (.46)        (.39)      (.71)     (1.36)            -
                                                     ------------     --------     --------   --------   --------    ----------
NET ASSET VALUE, END OF PERIOD                       $      10.76     $  10.66     $  10.79   $  10.72   $  10.82    $    10.91
                                                     ============     ========     ========   ========   ========    ==========

Total Return(b)                                              2.64%(d)     3.13%        4.26%      5.95%     12.57%         3.41%(d)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including reductions
    and expenses assumed                                      .78%(d)     1.65%        1.65%      1.29%       .45%          .00%(d)
  Expenses, excluding reductions
    and expenses assumed                                      .91%(d)     1.93%        1.95%      2.04%      2.21%          .16%(d)
  Net investment income                                      1.39%(d)     2.31%        1.76%      3.47%      5.77%         1.67%(d)

                                                     SIX MONTHS
                                                        ENDED                      YEAR ENDED 11/30                 8/31/2000(c)
                                                      5/31/2005       -------------------------------------------        TO
SUPPLEMENTAL DATA:                                   (UNAUDITED)        2004         2003       2002       2001      11/30/2000
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                    $     14,670     $ 14,054     $ 15,745   $ 12,485   $  1,642    $        1
  Portfolio turnover rate                                  228.18%      434.57%      425.46%    433.27%    641.36%       595.00%
================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

CORE FIXED INCOME FUND

                                                      SIX MONTHS
                                                         ENDED                     YEAR ENDED 11/30                 8/31/2000(c)
                                                       5/31/2005      -------------------------------------------        TO
                                                      (UNAUDITED)       2004         2003       2002       2001      11/30/2000
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                                $      10.64     $  10.77     $  10.70   $  10.79   $  10.91    $    10.55
                                                     ============     ========     ========   ========   ========    ==========

Investment operations:
  Net investment income(a)                                    .15(e)       .25(e)       .19        .36        .61           .18
  Net realized and
    unrealized gain                                           .13          .08          .26        .26        .64           .18
                                                     ------------     --------     --------   --------   --------    ----------
    Total from investment
      operations                                              .28          .33          .45        .62       1.25           .36
                                                     ------------     --------     --------   --------   --------    ----------

Distributions to shareholders from:
  Net investment income                                      (.17)        (.31)        (.31)      (.51)     (1.37)            -
  Net realized gain                                          (.01)        (.15)        (.07)      (.20)         -             -
                                                     ------------     --------     --------   --------   --------    ----------
    Total distributions                                      (.18)        (.46)        (.38)      (.71)     (1.37)            -
                                                     ------------     --------     --------   --------   --------    ----------
NET ASSET VALUE, END OF PERIOD                       $      10.74     $  10.64     $  10.77   $  10.70   $  10.79    $    10.91
                                                     ============     ========     ========   ========   ========    ==========

Total Return(b)                                              2.63%(d)     3.13%        4.24%      6.06%     12.42%         3.41%(d)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including reductions
    and expenses assumed                                      .78%(d)     1.65%        1.65%      1.29%       .53%          .00%(d)
  Expenses, excluding reductions
    and expenses assumed                                      .91%(d)     1.93%        1.92%      2.04%      2.29%          .16%(d)
  Net investment income                                      1.39%(d)     2.31%        1.79%      3.47%      5.69%         1.67%(d)

                                                     SIX MONTHS
                                                        ENDED                      YEAR ENDED 11/30                 8/31/2000(c)
                                                      5/31/2005       -------------------------------------------        TO
SUPPLEMENTAL DATA:                                   (UNAUDITED)        2004       2003       2002       2001        11/30/2000
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                    $     18,799     $ 15,098     $ 16,289   $  6,464   $    846    $        1
  Portfolio turnover rate                                  228.18%      434.57%      425.46%    433.27%    641.36%       595.00%
================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

CORE FIXED INCOME FUND

                                                      SIX MONTHS
                                                         ENDED                     YEAR ENDED 11/30                  8/31/2000(c)
                                                       5/31/2005      -------------------------------------------        TO
                                                      (UNAUDITED)       2004         2003       2002       2001      11/30/2000
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                                $      10.72     $  10.86     $  10.78   $  10.83   $  10.91    $    10.55
                                                     ============     ========     ========   ========   ========    ==========

Investment operations:
  Net investment income(a)                                    .18(e)       .32(e)       .25        .46        .64           .18
  Net realized and
    unrealized gain                                           .13          .06          .27        .22        .65           .18
                                                     ------------     --------     --------   --------   --------    ----------
    Total from investment
      operations                                              .31          .38          .52        .68       1.29           .36
                                                     ------------     --------     --------   --------   --------    ----------

Distributions to shareholders from:
  Net investment income                                      (.20)        (.37)        (.37)      (.53)     (1.37)            -
  Net realized gain                                          (.01)        (.15)        (.07)      (.20)         -             -
                                                     ------------     --------     --------   --------   --------    ----------
    Total distributions                                      (.21)        (.52)        (.44)      (.73)     (1.37)            -
                                                     ------------     --------     --------   --------   --------    ----------
NET ASSET VALUE, END OF PERIOD                       $      10.82     $  10.72     $  10.86   $  10.78   $  10.83    $    10.91
                                                     ============     ========     ========   ========   ========    ==========

Total Return(b)                                              2.90%(d)     3.62%        4.79%      6.59%     12.84%         3.41%(d)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including reductions
    and expenses assumed                                      .50%(d)     1.10%        1.10%       .68%       .24%          .00%(d)
  Expenses, excluding reductions
    and expenses assumed                                      .63%(d)     1.42%        1.37%      1.43%      2.00%          .16%(d)
  Net investment income                                      1.67%(d)     2.96%        2.34%      4.08%      6.06%         1.67%(d)

                                                     SIX MONTHS
                                                        ENDED                        YEAR ENDED 11/30               8/31/2000(c)
                                                      5/31/2005       -------------------------------------------       TO
SUPPLEMENTAL DATA:                                   (UNAUDITED)        2004         2003       2002       2001      11/30/2000
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                    $        511     $    278     $      6   $      2   $      2    $        1
  Portfolio turnover rate                                  228.18%      434.57%      425.46%    433.27%    641.36%       595.00%
================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
CORE FIXED INCOME FUND

                                                      SIX MONTHS
                                                         ENDED                             YEAR ENDED 11/30
                                                       5/31/2005      --------------------------------------------------------
                                                      (UNAUDITED)       2004         2003       2002       2001        2000
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                                $      10.68     $  10.82     $  10.75   $  10.80   $  10.90   $    10.54
                                                     ============     ========     ========   ========   ========   ==========

Investment operations:
  Net investment income(a)                                    .20(e)       .39(e)       .32        .49        .66          .71
  Net realized and
    unrealized gain                                           .14          .05          .24        .22        .61          .29
                                                     ------------     --------     --------   --------   --------   ----------
    Total from investment
      operations                                              .34          .44          .56        .71       1.27         1.00
                                                     ------------     --------     --------   --------   --------   ----------

Distributions to shareholders from:
  Net investment income                                      (.22)        (.43)        (.42)      (.56)     (1.37)        (.64)
  Net realized gain                                          (.01)        (.15)        (.07)      (.20)         -            -
                                                     ------------     --------     --------   --------   --------   ----------
    Total distributions                                      (.23)        (.58)        (.49)      (.76)     (1.37)        (.64)
                                                     ------------     --------     --------   --------   --------   ----------
NET ASSET VALUE, END OF PERIOD                       $      10.79     $  10.68     $  10.82   $  10.75   $  10.80   $    10.90
                                                     ============     ========     ========   ========   ========   ==========

Total Return(b)                                              3.24%(d)     4.20%        5.28%      6.96%     12.65%       10.06%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including reductions
    and expenses assumed                                      .28%(d)      .63%         .65%       .37%       .00%         .00%
  Expenses, excluding reductions
    and expenses assumed                                      .41%(d)     1.14%         .92%      1.12%      1.76%         .67%
  Net investment income                                      1.89%(d)     3.66%        2.79%+     4.39%      6.22%        6.88%

                                                     SIX MONTHS
                                                        ENDED                                YEAR ENDED 11/30
                                                      5/31/2005       --------------------------------------------------------
SUPPLEMENTAL DATA:                                   (UNAUDITED)          2004       2003       2002       2001        2000
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                    $        534     $    445     $      2   $  8,376   $  6,409   $    6,557
  Portfolio turnover rate                                  228.18%      434.57%      425.46%    433.27%    641.36%      595.00%
==============================================================================================================================

+   The ratios have been determined on a Fund basis.
(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Commencement of offering of class shares.
(d) Not annualized.
(e) Interest expense is less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
TOTAL RETURN FUND

                                                      SIX MONTHS
                                                         ENDED                     YEAR ENDED 11/30                8/31/2000(c)
                                                       5/31/2005      -------------------------------------------       TO
                                                      (UNAUDITED)       2004         2003       2002       2001     11/30/2000
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                                $      10.55     $  10.64     $  10.44   $  10.47   $  10.43   $    10.12
                                                     ============     ========     ========   ========   ========   ==========

Investment operations:
  Net investment income(a)                                    .18(e)       .33(e)       .29        .44        .58          .17
  Net realized and
    unrealized gain                                           .13          .11          .32        .18        .66          .14
                                                     ------------     --------     --------   --------   --------   ----------
    Total from investment
      operations                                              .31          .44          .61        .62       1.24          .31
                                                     ------------     --------     --------   --------   --------   ----------

Distributions to shareholders from:
  Net investment income                                      (.20)        (.38)        (.41)      (.55)     (1.20)           -
  Net realized gain                                          (.06)        (.15)           -       (.10)         -            -
                                                     ------------     --------     --------   --------   --------   ----------
    Total distributions                                      (.26)        (.53)        (.41)      (.65)     (1.20)           -
                                                     ------------     --------     --------   --------   --------   ----------
NET ASSET VALUE, END OF PERIOD                       $      10.60     $  10.55     $  10.64   $  10.44   $  10.47   $    10.43
                                                     ============     ========     ========   ========   ========   ==========

Total Return(b)                                              3.05%(d)     4.25%        5.88%      6.14%     12.79%        3.06%(d)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including reductions
    and expenses assumed                                      .44%(d)     1.03%        1.06%       .73%       .14%         .00%(d)
  Expenses, excluding reductions
    and expenses assumed                                      .54%(d)     1.27%        1.31%      1.40%      1.11%         .42%(d)
  Net investment income                                      1.76%(d)     3.09%        2.77%      4.28%      5.62%        1.68%(d)

                                                     SIX MONTHS
                                                        ENDED                        YEAR ENDED 11/30              8/31/2000(c)
                                                      5/31/2005       -------------------------------------------       TO
SUPPLEMENTAL DATA:                                   (UNAUDITED)        2004         2003       2002       2001     11/30/2000
-------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                    $    111,555     $ 89,186     $ 61,744   $ 36,691   $ 14,068   $      161
  Portfolio turnover rate                                  216.93%      390.93%      394.73%    419.92%    720.60%      562.50%
==============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND

                                                      SIX MONTHS
                                                         ENDED                     YEAR ENDED 11/30                8/31/2000(c)
                                                       5/31/2005      -------------------------------------------       TO
                                                      (UNAUDITED)       2004         2003       2002       2001     11/30/2000
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                                $      10.54     $  10.63     $  10.44   $  10.49   $  10.44   $    10.12
                                                     ============     ========     ========   ========   ========   ==========

Investment operations:
  Net investment income(a)                                    .15(e)       .26(e)       .23        .38        .54          .17
  Net realized and
    unrealized gain                                           .13          .11          .31        .18        .71          .15
                                                     ------------     --------     --------   --------   --------   ----------
    Total from investment
      operations                                              .28          .37          .54        .56       1.25          .32
                                                     ------------     --------     --------   --------   --------   ----------

Distributions to shareholders from:
  Net investment income                                      (.17)        (.31)        (.35)      (.51)     (1.20)           -
  Net realized gain                                          (.06)        (.15)           -       (.10)         -            -
                                                     ------------     --------     --------   --------   --------   ----------
    Total distributions                                      (.23)        (.46)        (.35)      (.61)     (1.20)           -
                                                     ------------     --------     --------   --------   --------   ----------
NET ASSET VALUE, END OF PERIOD                       $      10.59     $  10.54     $  10.63   $  10.44   $  10.49   $    10.44
                                                     ============     ========     ========   ========   ========   ==========

Total Return(b)                                              2.73%(d)     3.61%        5.19%      5.59%     12.82%        3.16%(d)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including reductions
    and expenses assumed                                      .77%(d)     1.65%        1.65%      1.26%       .48%         .00%(d)
  Expenses, excluding reductions
    and expenses assumed                                      .87%(d)     1.88%        1.94%      1.93%      1.45%         .42%(d)
  Net investment income                                      1.43%(d)     2.48%        2.14%      3.75%      5.29%        1.68%(d)

                                                     SIX MONTHS
                                                        ENDED                        YEAR ENDED 11/30              8/31/2000(c)
                                                      5/31/2005       -------------------------------------------       TO
SUPPLEMENTAL DATA:                                   (UNAUDITED)        2004         2003       2002       2001     11/30/2000
-------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                    $     34,687     $ 34,319     $ 35,791   $ 29,982   $  9,093   $        1
  Portfolio turnover rate                                  216.93%      390.93%      394.73%    419.92%    720.60%      562.50%
==============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND

                                                      SIX MONTHS
                                                         ENDED                     YEAR ENDED 11/30                8/31/2000(c)
                                                       5/31/2005      -------------------------------------------       TO
                                                      (UNAUDITED)       2004         2003       2002       2001     11/30/2000
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                                $      10.54     $  10.64     $  10.44   $  10.48   $  10.44   $    10.12
                                                     ============     ========     ========   ========   ========   ==========

Investment operations:
  Net investment income(a)                                    .15(e)       .26(e)       .23        .39        .54          .17
  Net realized and
    unrealized gain                                           .13          .10          .32        .18        .69          .15
                                                     ------------     --------     --------   --------   --------   ----------
    Total from investment
      operations                                              .28          .36          .55        .57       1.23          .32
                                                     ------------     --------     --------   --------   --------   ----------

Distributions to shareholders from:
  Net investment income                                      (.17)        (.31)        (.35)      (.51)     (1.19)           -
  Net realized gain                                          (.06)        (.15)           -       (.10)         -            -
                                                     ------------     --------     --------   --------   --------   ----------
    Total distributions                                      (.23)        (.46)        (.35)      (.61)     (1.19)           -
                                                     ------------     --------     --------   --------   --------   ----------
NET ASSET VALUE, END OF PERIOD                       $      10.59     $  10.54     $  10.64   $  10.44   $  10.48   $    10.44
                                                     ============     ========     ========   ========   ========   ==========

Total Return(b)                                              2.72%(d)     3.50%        5.28%      5.69%     12.67%        3.16%(d)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including reductions
    and expenses assumed                                      .77%(d)     1.65%        1.65%      1.20%       .55%         .00%(d)
  Expenses, excluding reductions
    and expenses assumed                                      .87%(d)     1.88%        1.90%      1.87%      1.52%         .42%(d)
  Net investment income                                      1.43%(d)     2.47%        2.18%      3.81%      5.22%        1.68%(d)

                                                     SIX MONTHS
                                                        ENDED                        YEAR ENDED 11/30              8/31/2000(c)
                                                      5/31/2005       -------------------------------------------       TO
SUPPLEMENTAL DATA:                                   (UNAUDITED)        2004         2003       2002       2001     11/30/2000
-------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                    $     24,938     $ 21,460     $ 19,706   $ 16,379   $  5,526   $        1
  Portfolio turnover rate                                  216.93%      390.93%      394.73%    419.92%    720.60%      562.50%
==============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND

                                                      SIX MONTHS
                                                         ENDED                     YEAR ENDED 11/30                8/31/2000(c)
                                                       5/31/2005      -------------------------------------------       TO
                                                      (UNAUDITED)       2004         2003       2002       2001     11/30/2000
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                                $      10.60     $  10.69     $  10.48   $  10.48   $  10.43   $    10.12
                                                     ============     ========     ========   ========   ========   ==========

Investment operations:
  Net investment income(a)                                    .18(e)       .33(e)       .30        .46        .57          .17
  Net realized and
    unrealized gain                                           .12          .11          .32        .17        .69          .14
                                                     ------------     --------     --------   --------   --------   ----------
    Total from investment
      operations                                              .30          .44          .62        .63       1.26          .31
                                                     ------------     --------     --------   --------   --------   ----------

Distributions to shareholders from:
  Net investment income                                      (.20)        (.38)        (.41)      (.53)     (1.21)           -
  Net realized gain                                          (.06)        (.15)           -       (.10)         -            -
                                                     ------------     --------     --------   --------   --------   ----------
    Total distributions                                      (.26)        (.53)        (.41)      (.63)     (1.21)           -
                                                     ------------     --------     --------   --------   --------   ----------
NET ASSET VALUE, END OF PERIOD                       $      10.64     $  10.60     $  10.69   $  10.48   $  10.48   $    10.43
                                                     ============     ========     ========   ========   ========   ==========

Total Return(b)                                              2.90%(d)     4.23%        5.95%      6.22%     12.93%        3.06%(d)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including reductions
    and expenses assumed                                      .49%(d)     1.08%        1.10%+      .71%       .24%         .00%(d)
  Expenses, excluding reductions
    and expenses assumed                                      .59%(d)     1.36%        1.35%+     1.38%      1.21%         .42%(d)
  Net investment income                                      1.71%(d)     3.15%        2.73%+     4.30%      5.57%        1.68%(d)

                                                     SIX MONTHS
                                                        ENDED                        YEAR ENDED 11/30              8/31/2000(c)
                                                      5/31/2005       -------------------------------------------       TO
SUPPLEMENTAL DATA:                                   (UNAUDITED)        2004         2003       2002       2001     11/30/2000
-------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                    $      2,129     $    677     $      2   $      1   $      1   $        1
  Portfolio turnover rate                                  216.93%      390.93%      394.73%    419.92%    720.60%      562.50%
==============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
TOTAL RETURN FUND

                                                      SIX MONTHS
                                                         ENDED                           YEAR ENDED 11/30
                                                       5/31/2005      --------------------------------------------------------
                                                      (UNAUDITED)       2004         2003       2002       2001        2000
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                                $      10.57     $  10.66     $  10.46   $  10.47   $  10.43   $    10.13
                                                     ============     ========     ========   ========   ========   ==========

Investment operations:
  Net investment income(a)                                    .20(e)       .37(e)       .34        .49        .59          .69
  Net realized and
    unrealized gain                                           .12          .11          .31        .17        .66          .27
                                                     ------------     --------     --------   --------   --------   ----------
    Total from investment
      operations                                              .32          .48          .65        .66       1.25          .96
                                                     ------------     --------     --------   --------   --------   ----------

Distributions to shareholders from:
  Net investment income                                      (.22)        (.42)        (.45)      (.57)     (1.21)        (.66)
  Net realized gain                                          (.06)        (.15)           -       (.10)         -            -
                                                     ------------     --------     --------   --------   --------   ----------
    Total distributions                                      (.28)        (.57)        (.45)      (.67)     (1.21)        (.66)
                                                     ------------     --------     --------   --------   --------   ----------
NET ASSET VALUE, END OF PERIOD                       $      10.61     $  10.57     $  10.66   $  10.46   $  10.47   $    10.43
                                                     ============     ========     ========   ========   ========   ==========

Total Return(b)                                              3.13%(d)     4.64%        6.30%      6.58%     12.82%       10.14%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including reductions
    and expenses assumed                                      .27%(d)      .65%         .65%       .34%       .00%         .00%
  Expenses, excluding reductions
    and expenses assumed                                      .37%(d)      .90%         .90%      1.01%       .97%        1.20%
  Net investment income                                      1.93%(d)     3.47%        3.18%      4.67%      5.76%        6.96%

                                                     SIX MONTHS
                                                        ENDED                             YEAR ENDED 11/30
                                                      5/31/2005       --------------------------------------------------------
SUPPLEMENTAL DATA:                                   (UNAUDITED)        2004         2003       2002       2001        2000
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                    $    135,480     $ 75,801     $ 37,561   $ 16,169   $ 12,988   $    2,231
  Portfolio turnover rate                                  216.93%      390.93%      394.73%    419.92%    720.60%      562.50%
==============================================================================================================================

+   The ratios have been determined on a Fund basis.
(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Commencement of offering of class shares.
(d) Not annualized.
(e) Interest expense is less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  ORGANIZATION

Lord Abbett Investment Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company, organized as a Delaware Business Trust on August 16, 1993. The Trust currently consists of seven funds. This report covers the following two funds and their respective classes: Lord Abbett Core Fixed Income Fund ("Core Fixed Income Fund") and Lord Abbett Total Return Fund ("Total Return Fund") (collectively, the "Funds").

The investment objective of each Fund is to seek income and capital appreciation to produce a high total return. Each Fund offers five classes of shares: Class A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of Class B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months (12 months if shares were purchased on or after November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the funds within the Trust on a pro-rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) FUTURES CONTRACTS-Futures contracts are marked to market daily, and the variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for Federal income tax purposes at fiscal year-end.

(g) REPURCHASE AGREEMENTS-The Funds may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

(h) REVERSE REPURCHASE AGREEMENTS-Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and agrees to repurchase the same security at an agreed upon later date at an agreed upon price. Reverse repurchase agreements expose a Fund to credit risk, but this risk is reduced because the Fund maintains collateral equal to at least 100% of the market value of the securities sold.

     The Funds had the following reverse repurchase agreements open at May 31, 2005:

                              COUNTER                              MATURITY   NET CLOSING
FUND                            PARTY     RATE     TRADE DATE          DATE        AMOUNT           PAR
-------------------------------------------------------------------------------------------------------
Core Fixed Income Fund      J.P. Morgan    .25%     5/31/2005      6/2/2005   $   112,667   $   112,665
Total Return Fund           J.P. Morgan    .25%     5/31/2005      6/2/2005       580,081       580,073

     The average balance of reverse repurchase agreements outstanding and the weighted-average interest rate during the six months ended May 31, 2005, are as follows:

                                       AVERAGE     WEIGHTED AVERAGE
                                 DAILY BALANCE        INTEREST RATE
     --------------------------------------------------------------
     Core Fixed Income Fund      $       1,839                 .25%
     Total Return Fund           $       7,803                 .25%

     The maximum balance of reverse repurchase agreements outstanding during the six months was $112,665, which was .16% of average daily net assets of Core Fixed Income Fund and $580,073, which was .22% of average daily net assets of Total Return Fund, respectively.

(i) MORTGAGE DOLLAR ROLLS--The Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date. Such transactions are treated as financing transactions for financial reporting purposes. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, the Fund may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund will hold and maintain in a segregated account until the settlement date, cash or liquid securities in an amount equal to the forward purchase price.

(j) SHORT SALES--Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES

The Trust has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios.

The management fees are based on each Fund's average daily net assets at the following annual rates:

---------------------------------------
First $1 billion                   .45%
Next $1 billion                    .40%
Over $2 billion                    .35%

For the fiscal year ending November 30, 2005, Lord Abbett has contractually agreed to reimburse each Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

CLASS                     % OF AVERAGE NET ASSETS
-------------------------------------------------
A                                   .90%
B                                  1.55%
C                                  1.55%
P                                  1.00%
Y                                   .55%

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

12b-1 DISTRIBUTION PLANS

Each Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett.

The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                   CLASS A      CLASS B   CLASS C   CLASS P
--------------------------------------------------------------
Service                   .25%         .25%      .25%      .20%
Distribution              .10%(1)      .75%      .75%      .25%

(1) Until October 1, 2004, each Fund paid a one-time distribution fee of up to 1.00% on certain qualifying purchases of Class A shares. Effective October 1, 2004, the Distributor commenced payment of such one-time distribution fee. The unamortized balance of prepaid distribution fees for each Fund, as of May 31, 2005, was as follows:

                               UNAMORTIZED
                                   BALANCE
------------------------------------------
Core Fixed Income Fund         $     1,215
Total Return Fund                   10,040

These amounts will continue to be amortized by each Fund, generally over a two-year period.

The amount of CDSC collected by each fund during the six months ended May 31, 2005 were as follows:

                                      CDSC
                                 COLLECTED
------------------------------------------
Core Fixed Income Fund         $       243
Total Return Fund                      524

Class Y does not have a distribution plan.

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2005:

                                                      DISTRIBUTOR      DEALERS'
                                                      COMMISSIONS   CONCESSIONS
-------------------------------------------------------------------------------
Core Fixed Income Fund                                $    38,808   $   189,587
Total Return Fund                                         118,740       586,277

One Trustee and certain of the Trust's officers have an interest in Lord Abbett.

Total Return Fund and certain other funds managed by Lord Abbett (together, the "Underlying Funds"), have entered into a Servicing Agreement with Balanced Strategy Fund, (formerly Balanced Fund) of Lord Abbett Investment Trust ("Balanced Fund") pursuant to which each Underlying Fund pays a portion of the expenses of Balanced Fund in proportion to the average daily value of Underlying Fund shares owned by Balanced Fund. Amounts paid pursuant to the Servicing Agreement are included in the Subsidy on the Statement of Operations.

As of May 31, 2005, the percentage of Total Return's outstanding shares owned by Balanced Fund was approximately 42%.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2005 and for the fiscal year ended November 30, 2004 are as follows:

                                                 CORE FIXED INCOME FUND                   TOTAL RETURN FUND
-----------------------------------------------------------------------------------------------------------
                                            5/31/2005                           5/31/2005
                                          (UNAUDITED)        11/30/2004       (UNAUDITED)       11/30/2004
-----------------------------------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                       $     1,227,072   $     3,099,316   $     5,017,963   $     8,723,476
Net long-term capital gains                    77,791            72,712         1,424,941            92,333
-----------------------------------------------------------------------------------------------------------
   Total distributions paid           $     1,304,863   $     3,172,028   $     6,442,904   $     8,815,809
===========================================================================================================

As of May 31, 2005, the Funds' aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

                                                 CORE FIXED INCOME FUND                   TOTAL RETURN FUND
-----------------------------------------------------------------------------------------------------------
Tax cost                                                $    89,284,371                     $   357,637,415
-----------------------------------------------------------------------------------------------------------
Gross unrealized gain                                           661,001                           3,112,505
Gross unrealized loss                                           (43,521)                           (266,494)
-----------------------------------------------------------------------------------------------------------
    Net unrealized security gain                        $       617,480                     $     2,846,011
===========================================================================================================

The difference between book-basis and tax-basis unrealized gains is primarily attributable to wash sales and other temporary tax adjustments.

5.  PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2005 are as follows:

                                                 U.S.          NON-U.S.              U.S.          NON-U.S.
                                           GOVERNMENT        GOVERNMENT        GOVERNMENT        GOVERNMENT
                                           PURCHASES*         PURCHASES            SALES*             SALES
-----------------------------------------------------------------------------------------------------------
Core Fixed Income Fund                $   133,875,780   $    51,920,397   $   126,869,266   $    32,509,241
Total Return Fund                         493,243,408       197,116,859       440,965,786       107,930,883

*Includes U.S. Government sponsored enterprise securities.

6.  TRUSTEES' REMUNERATION

The Trust's officers and the one Trustee who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees' must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees' Fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Trustees' Fees on the Statements of Operations and in Trustees' Fees Payable on the Statements of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Trust has entered into arrangements with its transfer agent and/or custodial whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8.  CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Trust's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

9.  INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise.

Each Fund may invest a significant portion of its assets in asset backed securities and mortgage-related securities, including those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of these securities. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprises involved, not by the U.S. Government.

The lower-rated or high yield bonds, in which the Total Return Fund may invest, are subject to greater price fluctuations, as well as additional risks. The Funds' investment in foreign securities may present increased market, liquidity, currency, political, information and other risks.

These factors can affect Fund performance.

10.  SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

CORE FIXED INCOME FUND
--------------------------------------------------------------------------------

                                                        SIX MONTHS ENDED                            YEAR ENDED
                                                MAY 31, 2005 (UNAUDITED)                     NOVEMBER 30, 2004
--------------------------------------------------------------------------------------------------------------
                                               SHARES             AMOUNT             SHARES             AMOUNT
--------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Shares sold                                   914,525    $     9,800,433          1,264,999    $    13,575,690
Reinvestment of distributions                  62,293            666,848            156,748          1,683,052
Shares reacquired                            (451,538)        (4,831,173)        (1,593,604)       (16,953,607)
--------------------------------------------------------------------------------------------------------------
Increase (decrease)                           525,280    $     5,636,108           (171,857)   $    (1,694,865)
--------------------------------------------------------------------------------------------------------------

CLASS B SHARES
Shares sold                                   168,227    $     1,797,919            357,594    $     3,834,157
Reinvestment of distributions                  13,340            142,470             34,483            369,479
Shares reacquired                            (136,614)        (1,462,414)          (532,732)        (5,687,567)
--------------------------------------------------------------------------------------------------------------
Increase (decrease)                            44,953    $       477,975           (140,655)   $    (1,483,931)
--------------------------------------------------------------------------------------------------------------

CLASS C SHARES
Shares sold                                   521,461    $     5,561,750            530,154    $     5,665,593
Reinvestment of distributions                  15,677            167,175             33,861            362,095
Shares reacquired                            (206,008)        (2,196,843)          (657,332)        (7,014,845)
--------------------------------------------------------------------------------------------------------------
Increase (decrease)                           331,130    $     3,532,082            (93,317)   $      (987,157)
--------------------------------------------------------------------------------------------------------------

CLASS P SHARES
Shares sold                                    23,536    $       252,600             28,965    $       311,669
Reinvestment of distributions                     180              1,928                131              1,407
Shares reacquired                              (2,480)           (26,740)            (3,727)           (40,217)
--------------------------------------------------------------------------------------------------------------
Increase                                       21,236    $       227,788             25,369    $       272,859
--------------------------------------------------------------------------------------------------------------

CLASS Y SHARES
Shares sold                                     7,055    $        75,888             41,359    $       447,081
Reinvestment of distributions                     963             10,309                 41                449
Shares reacquired                                (100)            (1,076)                99              1,070
--------------------------------------------------------------------------------------------------------------
Increase                                        7,918    $        85,121             41,499    $       448,600
--------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

TOTAL RETURN FUND
--------------------------------------------------------------------------------

                                                        SIX MONTHS ENDED                            YEAR ENDED
                                                MAY 31, 2005 (UNAUDITED)                     NOVEMBER 30, 2004
--------------------------------------------------------------------------------------------------------------
                                               SHARES             AMOUNT             SHARES             AMOUNT
--------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Shares sold                                 2,858,974    $    30,119,450          4,054,191    $    42,853,190
Reinvestment of distributions                 204,355          2,153,573            308,245          3,257,159
Shares reacquired                            (987,566)       (10,404,684)        (1,711,426)       (18,056,150)
--------------------------------------------------------------------------------------------------------------
Increase                                    2,075,763    $    21,868,339          2,651,010    $    28,054,199
--------------------------------------------------------------------------------------------------------------

CLASS B SHARES
Shares sold                                   405,938    $     4,271,675            690,061    $     7,287,976
Reinvestment of distributions                  49,513            521,378             95,748          1,011,260
Shares reacquired                            (434,159)        (4,570,532)          (895,993)        (9,432,391)
--------------------------------------------------------------------------------------------------------------
Increase (decrease)                            21,292    $       222,521           (110,184)   $    (1,133,155)
--------------------------------------------------------------------------------------------------------------

CLASS C SHARES
Shares sold                                   594,298    $     6,252,203            797,572    $     8,418,716
Reinvestment of distributions                  23,961            252,424             41,171            434,988
Shares reacquired                            (298,068)        (3,142,841)          (656,134)        (6,912,207)
--------------------------------------------------------------------------------------------------------------
Increase                                      320,191    $     3,361,786            182,609    $     1,941,497
--------------------------------------------------------------------------------------------------------------

CLASS P SHARES
Shares sold                                   159,738    $     1,691,845             63,965    $       676,029
Reinvestment of distributions                   2,861             30,248              1,070             11,326
Shares reacquired                             (26,435)          (279,997)            (1,342)           (14,254)
--------------------------------------------------------------------------------------------------------------
Increase                                      136,164    $     1,442,096             63,693    $       673,101
--------------------------------------------------------------------------------------------------------------

CLASS Y SHARES
Shares sold                                 5,359,445    $    56,496,786          3,401,823    $    36,052,140
Reinvestment of distributions                 235,184          2,481,353            247,244          2,615,887
Shares reacquired                                (100)            (1,054)               115              1,232
--------------------------------------------------------------------------------------------------------------
Increase                                    5,594,529    $    58,977,085          3,649,182    $    38,669,259
--------------------------------------------------------------------------------------------------------------

11.  SUBSEQUENT EVENT

Lord Abbett Income Strategy Fund and Lord Abbett World Growth & Income Strategy Fund, two new series of the Trust, commenced operations on June 29, 2005. Total Return Fund is an Underlying Fund of both Lord Abbett Income Strategy Fund and Lord Abbett World Growth & Income Strategy Fund.

HOUSEHOLDING

The Trust has adopted a policy that allows it to send only one copy of the Funds' Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Trust expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds, and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES, AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted the Funds' proxies during the 12-month period ended June 30, 2004 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending on or after July 9, 2004. Copies of the filing will be available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

APPROVAL OF ADVISORY CONTRACTS

At meetings on December 9, 2004, the Board, including all Trustees who are not interested persons, considered whether to approve the continuation of the existing management agreement between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration.

The materials received by the Board as to each Fund included, but were not limited to, (1) information provided by Lipper Analytical Services, Inc. regarding the investment performance of each Fund compared to the investment performance of a group of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ending September 30, 2004, (2) information on the effective management fee rates and expense ratios for funds with similar objectives and similar size (the "peer group"), (3) sales and redemption information for each Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of each Fund, (7) information regarding the personnel and other resources devoted by Lord Abbett to managing each Fund.

The specific considerations as to each Fund are discussed below.

CORE FIXED INCOME FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted that the performance of the Class Y shares of the Fund was in the second quintile of its performance universe in the nine-month, one-year, and three-year periods and in the first quintile in the five-year period. The Board also noted that the performance was below that of the Lipper Intermediate Investment-Grade Debt Index for the one-year period and above that of the Index for all other periods.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of each Fund's investment objective and discipline. Among other things, they considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratios of each class and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual management and administrative services fees were approximately sixteen basis points below the median of the peer group, and that the actual management fees were approximately twelve basis points above the median. The Board noted that the total expense ratio of Class A was approximately one basis point above the median of the peer group, the total expense ratios of Classes B and C were approximately thirteen basis points below the median of the peer group, the total expense ratio of Class P was approximately the same as the median of the peer group, and the total expense ratio of Class Y was approximately four basis points above the median. Mr. Dow noted that, effective December 1, 2004, the management fees for the Fund had been reduced and Lord Abbett had agreed to a total expense cap for the Fund that reduced the total expense ratio of Class A to 0.90%, the total expense ratios of Classes B and C to 1.55%, the total expense ratio of Class P to 1.00%, and the total expense ratio of Class Y to 0.55%. The Board noted that the total expense ratio of Class A was approximately eleven basis points below the median of the peer group, the total expense ratios of Classes B and C were approximately twenty-two basis points below the median of the peer group, the total expense ratio of Class P was approximately nine basis points below the median of the peer group, and the total expense ratio of Class Y was approximately five basis points below the median of the peer group.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment management services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

TOTAL RETURN FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted that the performance of the Class Y shares of the Fund was in the first quintile of its performance universe for the nine-month, one-year, three-year, and five-year periods and above that of the Lipper Intermediate Investment-Grade Debt Index for each such period.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of each Fund's investment objective and discipline. Among other things, they considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratio of the Fund and the expense ratios of a peer group. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual management and administrative services fees of the Fund were approximately six basis points below the median of the peer group and that the actual management and administrative services fees were approximately the same as the median. The Board also noted that the total expense ratio of Class A was approximately the same as the median, that the total expense ratios of Classes B and C were approximately five basis points below the median, that the total expense ratio of Class P was approximately one basis point above the median, and that the total expense ratio of Class Y was approximately five basis points above the median. Mr. Dow noted that, effective December 1, 2004, the management fees for the Fund had been reduced and Lord Abbett had agreed to a total expense cap for the Fund that reduced the total expense ratio of Class A to 0.90%, the total expense ratios of Classes B and C to 1.55%, the total expense ratio of Class P to 1.00%, and the total expense ratio of Class Y to 0.55%. The Board noted that, in light of the caps, the total expense ratio of Class A would be approximately ten basis points below the median of the peer group, the total expense ratios of Classes B and C would be approximately fourteen basis points below the median of the peer group, the total expense ratio of Class P would be approximately eight basis points below the median of the peer group, and the total expense ratio of Class Y would be approximately four basis points below the median of the peer group.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment management services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

[LORD ABBETT(R) LOGO]

    This report when not used for the general
information of shareholders of the Fund, is to be
   distributed only if preceded or accompanied
          by a current Fund Prospectus.              Lord Abbett Investment Trust
                                                            Lord Abbett Core Fixed Income Fund
Lord Abbett Mutual Fund shares are distributed by:          Lord Abbett Total Return Fund        LACORE-3-0505
           LORD ABBETT DISTRIBUTOR LLC                                                                 (07/05)

ITEM 2:     CODE OF ETHICS.
            Not applicable

ITEM 3:     AUDIT COMMITTEE FINANCIAL EXPERT.
            Not applicable.

ITEM 4:     PRINCIPAL ACCOUNTANT FEES AND SERVICES.
              Not applicable.

ITEM 5:     AUDIT COMMITTEE OF LISTED REGISTRANTS.
              Not applicable.

ITEM 6:     SCHEDULE OF INVESTMENTS.
              Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
              Not applicable.

ITEM 8:     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
              Not applicable.

ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
              Not applicable.

ITEM 10:    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
            Not Applicable.

ITEM 11:    CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

      (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company

            Act of 1940) that occurred during the Registrant's second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12:    EXHIBITS.
      (a)(1)  Amendments to Code of Ethics - Not applicable.

      (a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

      (a)(3) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                    LORD ABBETT INVESTMENT TRUST

                                    /s/ Robert S. Dow
                                    -----------------
                                    Robert S. Dow
                                    Chief Executive Officer,
                                    Chairman and President


                                    /s/ Joan A. Binstock
                                    --------------------
                                    Joan A. Binstock
                                    Chief Financial Officer and Vice President


Date: July 25, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


                                    LORD ABBETT INVESTMENT TRUST


                                    /s/ Robert S. Dow
                                    ------------------------------------
                                    Robert S. Dow
                                    Chief Executive Officer,
                                    Chairman and President


                                    /s/ Joan A. Binstock
                                    --------------------------------------
                                    Joan A. Binstock
                                    Chief Financial Officer and Vice President


Date: July 25, 2005